Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
299657352	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2024.  Prior to 02/15/2023, there was no contact with the borrower. On 02/15/2023, the borrower made a payment in the amount of $X.XX. On 03/13/2023, the borrower made a payment in the amount of $X.XX and went over late fee. On 04/17/2023, the borrower stated that they tried to make a payment on the 16th but it did not go through. Borrower made a payment in the amount of $X.XX. On 05/15/2023, the borrower made a payment in the amount of $X.XX. On 06/13/2023, the borrower stated that they pay before the 16th but has to pay on the 29th. On 06/28/2023, 07/13/2023, 08/15/2023, 09/13/2023, 10/13/2023, 11/15/2023, 12/08/2023 and 01/12/2024, the borrower made a payment in the amount of $X.XX. On 02/02/2024, the borrower requested 1098 information for tax and insurance. On 02/09/2024, the borrower made a payment in the amount of $X.XX. On 03/07/2024, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299058888	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2024.  There was no contact prior to 03/27/2023.  On 03/27/2023, the homeowner scheduled payments in the amount of $X.XX monthly starting 04/16/2023 to 08/16/2023.  On 04/26/2033, the customer was informed of that the payment dated 04/16/2023 had been returned. The homeowner plans to deposit the funds in the account before making another payment.  On 05/05/2023, the servicer advised that the April payment had been returned.  The customer made a payment to bring the loan current.  On 09/19/2023, a payment was made.  On 10/12/2023, the homeowner scheduled payments in the amount of $X.XX monthly from 10/02/2023 to 03/10/2024.  On 12/11/2023, the borrower called to dispute the loan being reporting delinquent and was instructed to contact the credit reporting agencies.  On 12/21/2023, an automated credit dispute verification form regarding a credit item was received.   The credit dispute was resolved as the previously furnished information was verified as accurate.  On 12/29/2023, the borrower stated that is trying to a HELOC loan; but could not since the servicer reported a late payment to the credit bureaus.  The agent advised that would need to submit a dispute process and gave the email address to submit it.  On 03/11/2024, the borrower called to request the late fee be waived.  The agent stated that would submit the request.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
298932573	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2024.  Prior to 02/09/2023, there was no contact with the borrower. On 02/09/2023, the borrower was advised of notice of determination and signed trial plan docs needed and when the final trial payment is made, the final documents would be drafted. Contact from 02/14/2023 to 03/02/2023 discussed modification. On 03/21/2023, the borrower advised that the first trial payment to a fraudulent person. Borrower was upset that they were scammed out of money. On 03/22/2023, the borrower advised that, due to being scammed, they do not have the funds for the March payment. On 03/22/2023, the borrower was advised that they would need to reapply for a trial plan. On 03/23/2023, the borrower stated that they cannot make the trial payments. Borrower stated that they filed a police report. On 04/06/2023, the borrower was advised of trial plan still active and borrower stated that they could make 2 payments on 04/15/2023. From 04/11/2023 to 05/08/2023, the borrower discussed modification. Trial plan was approved from 06/01/2023 to 08/01/2023. Borrower was advised to file a police report. On 05/24/2023, borrower was advised that first payment must be sent with certified funds. On 06/08/2023, the borrower stated that they would send in a money order on the 15th. On 06/16/2023, the borrower stated that they would overnight the first trial payment. On 06/29/2023, the borrower followed up trial payment. On 07/03/2023, the borrower advised that they sent the payment through mail and was a money order. On 07/07/2023 and 07/10/2023, the borrower was advised that payment has not been received. On 07/11/2023, the borrower provided tracking number for trial payment and tracking order reflected the payment delivered on 06/20/2023. Advised them that research would be done. On 07/21/2023, the borrower was advised of trial plan being cancelled. On 08/23/2023, the borrower was advised of foreclosure sale scheduled for XX/XX/XXXX. On 09/07/2023, the borrower inquired on loan status and requested reinstatement quote. On 09/27/2023, the borrower discussed loss mitigation. On 10/27/2023, the borrower discussed foreclosure. On 12/11/2023, the borrower discussed state assistance and provided reinstatement with a good through date of 01/06/2023. On 12/13/2023, the borrower was advised of state assistance reinstatement was generated. On 12/26/2023, the borrower was advised that XXXX sent in a check on XX/XX/XXXX. Foreclosure was closed on XX/XX/XXXX due to reinstatement. On 01/02/2024, the borrower was advised of loan being due for 04/01/2024. On 01/09/2024, borrower discussed bankruptcy and advised of bankruptcy being dismissed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for 04/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/25/2024
299259184	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2023.  There was no borrower contact prior to 02/14/2023.  On 02/14/2023, the borrower accepted the trial plan offer and setup all three trial payments for $X.XX for 03/01/2023, 04/01/2023 and 05/01/2023.  On 03/01/2023, the trial plan was reviewed.  On 04/10/2023, the servicer went over the next steps once the final trial payment is made.  The final trial payment was scheduled for 05/01/02023.  The hardship was due to the death of the spouse.  Owner occupancy was verified.  On 05/08/2023, the customer promised to send the death certificate for the deceased spouse along with the final modification agreement.  The modification was finalized on XX/XX/XXXX.  On 10/20/2023, the surviving borrower scheduled a payment and cited the hardship as excessive obligations.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299803726	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2023.  No evidence of borrower contact prior to 05/15/2023. The borrower called at that time and confirmed loan was current. The borrower stated they are receiving state assistance with the payments each month. The borrower later called on 05/25/2023 about auto drafts. The borrower called on 06/27/2023 to confirm the loan status. The servicer advised the loan was current and there was no missed payment. On 07/07/2023 the borrower questioned the payment applications and funds posted in suspense. The borrower called on 08/14/2023 about the funds applied from suspense and lender placed insurance. The payment application for November and lender placed insurance was discussed on 11/28/2023. On 12/26/2023 the borrower discussed the escrow shortage and was advised to shop around for cheaper insurance. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/09/2024
298837135	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2023.  There was no contact with borrower from 02/01/2023 to 05/22/2023. File was in active bankruptcy. Bankruptcy was dismissed on XX/XX/XXXX. Borrower called 05/23/2023 to make payment and do name correction on account; he is III and has assumed account. On 12/12/2023 borrower discussed foreclosure letter. Servicer advised account is not in foreclosure. Borrower stated is for other property.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299866821	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2024.  There was no contact with borrower from 02/01/2023 to 02/02/2023. Borrower called 02/02/2023 to discuss options on account. Contact from 02/08/2023 to 06/01/2023 was regarding modification and trial payments. Modification was denied as there is other borrower on title that will not sign modification documents. Borrower called 06/05/2023 to discuss repayment plan. Borrower called 07/03/2023 to make payment. Borrower called 07/14/2023 to change payment date. Borrower called 07/27/2023 to make payment. Borrower called each month from 09/18/2023 to 01/30/2024 to make payment. Borrower called 03/06/2024 to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue noted on 03/10/2023: mortgage of record is not in bank/lender name. No evidence title issue was resolved.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Claim filed for XXXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. Draw sent XX/XX/XXXX in the amount of $X.XX .Most recent comment on XX/XX/XXXX indicates that final inspection has not been completed to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299802490	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2023.  No contact prior to 2/6/2023. On 2/6/2023-3/27/2023 contact made with the borrower to discuss approved XXXX program for $X.XX good through 6/2023. On 3/31/2023 the borrower called to confirm the loan status as current. On 4/24/2023-5/31/2023 the borrower requested the escrow be removed citing self pays. On 5/1/2023 the request was denied due to the payment history. On 6/7/2023 the borrower called and made a payment. On XX/XX/XXXX XXXXA was completed. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/27/2024
299805121	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2023.  On 02/01/2023, the borrower had a payment related inquiry. On 06/23/2023, the borrower had a question about their billing statement. On 10/11/2023, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/08/2024
299491964	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan has evidence of title issue(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2023.  No contact prior to 2/10/2023. On 2/10/2023 the successor in interest third party called for loss mitigation efforts. On 2/21/2023 the third party called to discuss the foreclosure status. On 3/8/2023 and 3/17/2023 the third party called to discuss a modification/assumption. On 3/21/2023 the third party called for the email successor information. On 3/28/2023-3/31/2023 contact made with the third party to advise of the approved trial modification/assumption. Trial payments from 5/2023-7/2023 with payments of $X.XX. No contact from 4/1/2023- 7/12/2023. On 7/13/2023 the third party called to discuss the final modification. On 7/31/2023 contact made to advise the final document were delivered today. On 8/1/2023 the third party called and stated would send documents back. The loan was modified/assumed on XX/XX/XXXX. On 8/12/2023-8/22/2023 the borrower called and stated was unable to gain online access. On XX/XX/XXXX the foreclosure was closed and billed. On 9/7/2023 the borrower called for online assistance. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed onXX/XX/XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On XX/XX/XXXX the title noted as grade C due to the property is vested in a Trust.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299991004	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2024.  There was no borrower contact prior to 09/11/2023.  On 09/11/2023, the customer called to see if anything could be done to save the property.  On 09/15/2023, the borrower stated that gathered $X.XX to be paid towards the balance; but the agent advised that was not able to take the payment.  The homeowner plans to gather more funds to reinstate the loan.  On 11/06/2023, the customer set up a trial payment for $X.XX for 11/07/2023.  On 11/08/2023, the homeowner stated that is waiting on death insurance funds to reinstate the loan.  On 11/27/2023 and 12/11/2023, the customer stated that plans to send the death certificate.  On 12/18/2023, the borrower stated that the hardship was due to the spouse being sick; but has since passed away.  The servicer confirmed that the modification was denied due to non-receipt of the death certificate.  Owner occupancy was verified.  The homeowner plans to reinstate the loan.  On 12/27/2023, the customer advised that received funds to reinstate the account and plans to wire the amount necessary to reinstate the loan.  On 01/02/2024, a payment for $X.XX was made.  On 01/08/2024 and 01/09/2024, the homeowner called to verified receipt of the death certificate.  The agent confirmed its receipt on 01/08/2024.  On 01/29/2024, the surviving borrower called to schedule a payment for $X.XX for 02/01/2024.  The homeowner also wanted to know if automatic drafts could be set up.  The agent replied that could send a form or it could be set up via web portal.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299999536	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2024.  There was no contact with borrower from 02/01/2023 to 06/12/2023. Borrower called on 06/13/2023 to go over payment history; stated pays every 2 weeks. Borrower called 07/22/2023 regarding fees on account. Property was in XXXX disaster area DR XXXX on XX/XX/XXXX; no evidence of damages. Property was in XXXX disaster area XXXX on XX/XX/XXXX; no evidence of damages. Servicer called 02/14/2024 to discuss account. Borrower stated makes bi-weekly payments. Partial payments are being applied to principal and servicer corrected payments. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298749369	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2023.  Prior to 10/09/2023, there was no contact with the borrower. On 10/09/2023, the borrower advised that system was not working and made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299544359	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2023.  There was no contact prior to 2/2/2023. On 2/2/2023, the successor in interest called and was advised they could disregard the successor letter received and that the modification and assumption packet were mailed. On 2/7/2023, the successor in interest was provided with the modification terms and they advised of the mobile notary appointment scheduled. On XX/XX/XXXX, the assumed borrower was advised the loan modification had been processed and a payment was scheduled. On 2/24/2023, a payment was scheduled. On 4/4/2023, a payment was processed. On 5/4/2023, a payment was processed. On 6/5/2023, a payment was scheduled. On 7/11/2023, a payment was scheduled. On 8/10/2023, a payment was processed. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property declared in XXXX disaster area for XXXX on XX/XX/XXXX. No damage documented.
							01/31/2024	03/18/2024
298578380	XXXX	XXXX	XXXX	3
[3] Bankruptcy -: Multiple Bankruptcy Filings - 2

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2023.  No contact prior to 2/7/2023. On 2/7/2023 The borrower called to report the primary borrower is deceased. Also made a payment. On 2/14/2023 the borrower called for the ACH document to be sent. On 2/17/2023 the borrower called to advise the payment was mailed. On 2/28/2023 the borrower called to discuss refinancing. On 3/7/2023 the borrower called to confirm the auto draft form was received. On 3/16/2023 the borrower called and stated is sending in the death certificate. No contact from 3/17/2023-10/9/2023. On 10/10/2023 the borrower called to update the auto draft information. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior chapter XXXX case #XX-XXXXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299611970	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2023.  The borrower had not called in and there were 6 attempts to contact the borrower from 02/01/2023 to 03/15/2023. On 03/16/2023, the borrower called in for loss draft status and expressed concern that the work would stop if the contractors were not paid soon. Contact on 04/01/2023, 04/03/2023, 04/04/2023, 04/07/2023, 04/19/2023, 04/24/2023, 04/28/2023, 06/02/2023, 08/01/2023, 08/28/2023 and 09/12/2023 was regarding the insurance claim which was closed on XX/XX/XXXX after the 100% inspection was received and all funds were disbursed. A written credit reporting dispute was resolved on XX/XX/XXXX. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299544404	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2023.  On 02/02/2023 the spouse of the deceased borrower stated that the borrower passed away six months ago and wanted to discuss the payments and loss mitigation assistance options. On 03/24/2023 the successor called to provide updated income information and the agent submitted a request for an exterior broker price opinion. On 04/03/2023 the successors attorney called to discuss the status of the account. On 04/11/2023 an assumption modification was discussed. The reason for default was due to the death of the borrower. On 04/18/2023 an authorized third party attorney called to discuss the status of the loan. An assumption modification was discussed. On 04/24/2023 an agent contacted the borrowers attorney to go over the terms of the approved trial modification. On 06/07/2023 an agent contacted the borrower to collect the third trial payment. On 07/26/2023 an authorized third party called to make a payment. On 08/11/2023 the borrower stated that they already signed and returned the final modification documents. On 08/30/2023 an agent went over the terms of the final modification with the borrower. There has been no further contact with the borrower from 08/31/2023 through 01/31/2024. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299882265	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy [2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact within the review period. No attempts made as the loan is in an active bankruptcy.
							01/31/2024	02/26/2024
298803270	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2023.  There was no contact with the borrower from 02/01/2023 through 06/05/2023. On 06/06/2023 the borrower stated that the reason for default was due to a death in the family and made a promise to pay. On 09/13/2023 an agent contacted the borrower to collect a payment. On 10/03/2023 the borrower stated that it was not a good time to discuss the account and the call ended. On 10/10/2023 the borrower called to make a payment and stated that the reason for default was due to their pay period. There has been no contact with the borrower from 10/11/2023- through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/24/2024
298820727	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2024.  On 02/27/2023, the borrower had a payment related inquiry. On 07/10/2023, the borrower had an escrow related inquiry. On 07/11/2023, the borrower made a promise to pay. On 07/13/2023, the borrower had an escrow related inquiry. On 07/21/2023, the borrower had an escrow related inquiry. On 07/25/2023, the borrower scheduled a payment. On 07/31/2023, the borrower had a payment related inquiry. On 08/03/2023, the borrower had a payment related inquiry. On 08/04/2023, the borrower had a payment related inquiry. On 09/01/2023, the borrower had late fee inquiry. On 09/06/2023, the borrower had a credit related inquiry. On 10/03/2023, the borrower made a promise to pay. On 11/01/2023, the borrower made a promise to pay.  On 12/01/2023, the borrower made a promise to pay. On 12/26/2023, the borrower inquired about partial payments. On 01/11/2024, the borrower made a payment. On 01/23/2024, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298854591	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2023.  There was no contact prior to 2/7/2023. On 2/7/2023, the borrower called to discuss the account and stated there were no missing payments. On 2/20/2023, the borrower stated they should not be behind. On 2/28/2023, the borrower expressed their concern with being behind. On 3/10/2023, the borrower called to make a payment. On 3/24/2023, the borrower inquired why they are receiving calls for payments being behind. On 4/17/2023, the borrower was advised that proof of payment has not been provided. On 4/24/2023, the borrower called in regarding missing payment. On 5/1/2023, the borrower was instructed to send in the dispute. On 5/9/2023, the borrower was instructed to send in the dispute. On 6/6/2023, a payment was processed. On 6/20/2023, the borrower was advised to resend the payment history from the prior servicer as it was not legible. On 7/6/2023, a payment was processed and the borrower was instructed to send in bank statements. On 7/24/2023, the borrower called with a payment inquiry. On 8/17/2023, the borrower stated they are still disputing the loan being behind. On 8/24/2023, the borrower stated they are still disputing the loan being behind. On 9/7/2023, a payment was processed and loss mitigation was pending. On 9/8/2023, a payment was made. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299621042	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2024.  There was no contact prior to 04/13/2023.   On 04/13/2023, the homeowner requested a copy of the 1098 form be mailed.  On 07/05/2023, 08/02/2023, 09/11/2023, and 11/09/2023, payments for $X.XX were made.  On 03/18/2024, the borrower made a payment for $X.XX with the representative.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299617657	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  On 02/07/2023, the borrower promised to make a payment by 02/10/2023. On 03/02/2023, the borrower stated they are doing their best to bring the account current and cited curtailment of income as the reason for default. The borrower made a payment on 04/07/2023 and 04/28/2023. On 06/15/2023, the borrower stated they would make a payment by the end of the month. The borrower made payments by phone on 06/26/2023, 07/14/2023, 08/11/2023, 09/01/2023, 10/03/2023, 11/03/2023, 12/02/2023, 01/05/2024, 02/03/2024 and 03/01/2024. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298514245	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2023.  No evidence of contact from 02/01/2023 through 05/10/2023. The borrower called on 05/11/2023 to discuss the payment increase and pay the remaining amount required. On 05/25/2023 the borrower called about the escrow account and lender placed insurance. The late fee was also waived. The borrower was contacted on 06/01/2023 regarding the past due amount. The borrower stated they were waiting for escrow analysis to adjust the payment amount. On 06/22/2023 the borrower confirmed the escrow analysis was completed and new payment amount stating 08/01/2023. The borrower was contacted on 06/24/2023 about the June payment being short. The borrower paid the amount and confirmed the payment amount for July. The borrower called on 07/11/2023 about the payment application stating $X.XX was not supposed to go towards principal. The servicer advised payment would be reversed. There was no further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299558624	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2023.  There was no contact prior to 3/8/2023. On 3/8/2023, the successor called for mortgage clause and a payment was made. On 3/31/2023, a payment was made. On 5/1/2023, a payment was made. On 5/19/2023, the successor had insurance questions and confirmed modification payment. On 6/13/2023, the successor requested the payment be returned and requested automatic payments for the 1st. On 7/3/2023, the successor called regarding the payment reversal and it was escalated to a supervisor. On 7/18/2023, the successor stated they would call back to make sure automatic payments were cancelled. On 7/27/2023, the borrower declined the reversal as the payment was posted to the next month. On 11/2/2023, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/11/2024
299580973	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2024.  Prior to 03/01/2023, there was no contact with the borrower. On 03/01/2023, authorized third party inquired on payment adjustment and advised them of escrow analysis document. On 03/17/2023, borrower requested to speak with the tax department. On 02/08/2024, authorized third party wanted to discuss state assistance funds and what the other amount on the 1098 was for. State assistance funds was denied as noted on 02/20/2024. On 02/26/2024, authorized third party wanted to know how they can use the suspense balance. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/26/2024
299427623	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2023.  Prior to 02/01/2023, there was no contact with the borrower. On 02/01/2023, the borrower discussed account and made a change to payment. On 02/06/2023, the borrower was advised of their bankruptcy from XXXX never being reaffirmed and that they would need to speak with a bankruptcy attorney in order to re-open the case to reaffirm it. On 02/07/2023, the borrower stated that they have documents that reflected the bankruptcy as being reaffirmed. Provided borrower with e-mail to send documents to. On 02/08/2023, the borrower advised that they sent in the reaffirmation documents and was advised to allow time to update the account. On 02/15/2023, the borrower cancelled payment scheduled for 02/17/2023. The borrower also wanted to have credit reporting  started again. Advised the borrower that additional information is needed from the attorney first. On 02/17/2023, the borrower made a payment in the amount of $X.XX. On 02/23/2023, the borrower discussed reaffirmation from XXXX. Advised the borrower that credit reporting will resume with reporting on 03/2023's payment. On 03/01/2023, the borrower was advised of the XXXX bankruptcy overriding the reaffirmation. Borrower stated that they will fax in the reaffirmation documents. On 03/08/2023, discussed reaffirmation with the borrower and advised them that research would be done on the matter. On 03/17/2023, the borrower made a payment in the amount of $X.XX and will make the escrow shortage amount in a couple of weeks. The borrower discussed the reaffirmation. On 03/31/2023, the borrower made a payment of $X.XX. On 04/17/2023, the borrower made a payment of $X.XX and advised that another payment would be made around the 28th. Borrower stated that they were not sure when they will exactly get their check. On 04/21/2023, the borrower requested assistance with locating statement online. On 05/15/2023, the borrower made a payment of $X.XX. On 06/13/2023, the borrower made a payment of $X.XX and scheduled escrow payment of $X.XX for 07/01/2023. On 06/27/2023, the borrower wanted to confirm payment. On 07/24/2023, the borrower scheduled payment of $X.XX for 07/31/2023. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior chapter XXXX bankruptcy with case number XX-XXXX was filed on XX/XX/XXXX and was terminated on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/29/2024
299169631	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2023.  Prior to 02/09/2023, there was no contact with the borrower. On 02/09/2023, the borrower discussed denial letter and borrower stated that they will be sending in a dispute letter. On 03/07/2023, the borrower discussed appeal letter. Advised them of not being able to get a payment plan due to being current. On 03/20/2023, the borrower discussed documents for assistance. Borrower stated that they have been not working due to an injury and is currently in litigation with workman's compensation. On 03/28/2023, the borrower was advised of pending service release and advised that they will work on documents for workout review. On 03/30/2023, the borrower advised that they will request for a verification of employment. On 04/01/2023, the borrower was advised of missing documentation that is required. On 04/13/2023, the borrower completed welcome call and advised them that they do not qualify for repayment plan, loan modification or deferment because of no income. On 04/25/2023, the borrower stated that they made a payment in April and will make a payment when wife gets paid. On 05/02/2023, the borrower advised that they were not sure when they would be able to make a payment. On 05/10/2023, the borrower stated that they would try to make a payment by the end of this month. On 05/25/2023, the borrower wanted information on property inspections. On 06/06/2023, the borrower stated that they were not sure on when they would make a payment for June. Borrower stated that they just started a new job and waiting on getting paid. On 08/10/2023, the borrower advised of check being garnished and that their next check will be 08/25/2023. Borrower noted reason for delinquency as excessive obligations. On 09/06/2023, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 03/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299275953	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2024.  Prior to 02/02/2023, there was no contact with the borrower. On 02/02/2023, the borrower confirmed that payments are made through bill pay. Borrower requested principal balance on the account. On 02/10/2023, the borrower advised that they made a payment through the bank on the 12th. On 03/02/2023, authorized third party stated that they made 24 consecutive payments and wanted the deferred balance to be waived. On 04/28/2023, the borrower discussed deferred amount and wanted to know if the authorization for third party was received for state assistance. On 05/25/2023, authorized third party discussed deferment to be waived as per the loan modification agreement. On 06/21/2023, authorized third party advised that the state assistance was approved for 4 months and also discussed deferment. On 06/29/2023, authorized third party was advised that the deferment is in review. On 07/12/2023, the borrower discussed HUD-1 information. On XX/XX/XXXX, the deferment reduction was noted as approved. on 07/21/2023, authorized third party discussed balloon payment reduction. On 08/04/2023, the borrower advised that funds were pulled even though state assistance was paying through September. Borrower requested a refund. On 09/06/2023, the borrower requested refund. Advised them that check was issued on 08/28/2023 and next due is 11/01/2023. On 09/13/2023, the borrower discussed payment and was advised of loan being due for 11/01/2023. On 11/14/2023, the borrower confirmed payment. On 01/29/2024, the borrower requested to have 1098 form sent to them. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed XX/XX/XXXX.  Prior chapter XXXX bankruptcy with case number XX-XXXXX was filed on XX/XX/XXXX and discharged on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXXX disaster XXXX, XXXXX, which was declared on XX/XX/XXXX. No property damage was noted.
							01/31/2024	03/13/2024
298776127	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and one attempt to contact borrower.  Loan was modified XX/XX/XXXX. Loan has been performing since modification was completed.
							01/31/2024	03/06/2024
299391333	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2024.  There was no contact prior to 2/15/2023. On 2/15/2023, a payment was processed. On 3/15/2023, the borrower called for the maturity date and a payoff amount. On 5/11/2023, the total amount due was provided. On 7/19/2023, the borrower was provided the email to send the insurance declaration page. On 8/14/2023, a payoff was provided. The borrower also disputed the deferred balance and was advised to send the dispute in writing. On 10/31/2023, the borrower was advised of the escrow shortage and that the loan is escrowed per the deferral agreement. On 1/31/2024, the borrower was advised proof of insurance change was received. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298687968	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2024.  There was no contact prior to 2/16/2023. On 2/16/2023, the borrower called regarding credit reporting. On  XX/XX/XXXX, the borrower called in to advise of a new claim for XXXX damage. On XX/XX/XXXX, the borrower called to advise the insurance check was received. On XX/XX/XXXX, the borrower called to discuss what documents were required for insurance claim. On 1/19/2024, the borrower called regarding the payment increase and was advised due to escrow shortage. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments indicate XXXXX damage on XX/XX/XXXX. The check was received, and documents are still pending for the claim.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298923452	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2024.  There was no evidence of contact from 02/01/2023 through 02/24/2023. The borrower called on 02/24/2023 to discuss spending payments. Noted would call back to make more payments. The borrower called back on 03/14/2023 to make payments. On 04/07/2023 the borrower made a payment. On 05/08/2023 the borrower stated they did not see where their payment drafted. The servicer confirmed it was made on 05/07/2023. The borrower inquired on 05/22/2023 if taxes were escrowed. On 06/02/2023 the borrower asked when taxes would be paid. The borrower called on 06/20/2023 to make a payment. On 08/02/2023 the borrower setup the next three payments. On 09/11/2023 the borrower scheduled another three payments. On 10/02/2023 the borrower had a payment inquiry. The borrower scheduled a payment on 11/27/2023 and stated would call back to make additional payment. On 01/02/2024 the borrower setup multiple payments. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298864576	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2024.  There was no contact from 02/2023 to 08/03/2023. On 08/04/2023, the borrower had a payment related inquiry. On 08/29/2023, the borrower scheduled a payment. On 10/16/2023, the borrower scheduled a payment by phone. On 10/28/2023, the borrower had a payment related inquiry. On 10/30/2023, the borrower made a promise to pay. On 10/31/2023, the borrower called in to schedule a payment. On 11/07/2023, the borrower inquired about the loan’s reinstatement amount. On 11/15/2023, the borrower had an account related inquiry. On 11/20/2023, the borrower had a modification inquiry. On 11/22/2023, the borrower scheduled a payment. On 11/27/2023, the borrower had a payment related inquiry. On 01/11/2024, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299067542	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2024.  On 02/14/2023, the Successor in Interest (SII) requested a payoff statement. On 03/14/2023, the SII was advised that the foreclosure sale is scheduled for XX/XX/XXXX and asked how to stop the sale. The SII was advised of payoff or reinstatement. On 04/17/2023, the SII asked if the sale could be placed on hold so that a family member could purchase the property. On 04/20/2023, the SII was advised that there is not enough time to complete probate for the documents to assume and modify the account. On XX/XX/XXXX, the SII called in to confirm that the reinstatement funds were received and verify that the sale has been cancelled. The SII made payments by phone on 05/16/2023, 06/01/2023, 07/05/2023, 08/11/2023, 09/12/2023, 10/11/2023, 11/14/2023, 12/12/2023, 01/10/2024, 02/15/2024 and 03/12/2024. There was no further contact with the SII. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
299129603	XXXX	XXXX	XXXX	2	[2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2023.  Spoke to the borrower on 04/21/2023 and they stated will make their first modification payment on 05/01/2023. Spoke to the customer on 05/25/2023 and they called to make a their second trial payment. Spoke to their customer on 06/30/2023 and they set up their third trial payment. Spoke to the borrower on 07/05/2023 and went over their final modification terms. Spoke to the borrower on 07/12/2023 following up on the modification and filling out the final agreement. The customer also stated spouse is on the agreement and they are deceased. The customer was informed they still need to make trial payments every month. Spoke to the borrower on XX/XX/XXXX and they wanted to ensure the loan modification was completed and they were informed it was completed and the letter they got went out prior to the modification.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is $X.XX.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299630894	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 3 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2024.  On 02/22/2023, the borrower scheduled a payment by phone. On 04/12/2023, the borrower requested a 1098 statement. On 04/28/2023, the borrower scheduled a payment. On 05/16/2023, the borrower scheduled a payment. On 05/31/2023, the borrower scheduled a payment. On 06/26/2023, the borrower made a promise to pay. On 06/30/2023, the borrower had an account related inquiry. On 08/31/2023, the borrower scheduled a payment. On 09/29/2023, the borrower scheduled a payment. On 11/30/2023, the borrower scheduled a payment. On 12/29/2023, the borrower scheduled a payment. On 01/16/2024, the borrower had an account related inquiry. On 01/30/2024, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299538130	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact. The loan is current.
							01/31/2024	03/18/2024
299271184	XXXX	XXXX	XXXX	3	[3] Property Damage - Neglect - No evidence of resolution [2] Property is located in a FEMA disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2023.  The borrower had not called in and there were 4 attempts to contact the borrower from 02/01/2023 to 03/08/2023. On 03/09/2023, the borrower cited unexpected expenses as the reason for default which has been resolved. The borrower is able to resume payments and requested a loan modification to bring the account current. On XX/XX/XXXX, the borrower was advised of modification approval and trial payments. The borrower made trial payments on XX/XX/XXXX and XX/XX/XXXX. On 07/17/2023, the borrower advised that the mobile notary is scheduled. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  An inspection received on XX/XX/XXXX indicates that the XXXX of the property is damaged. No further details were provided and there is no evidence of an insurance claim or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property is located in a XXXX disaster area affected by XXXX (DR-XXXX) declared on XX/XX/XXXX. There is no evidence of damage to the property.
							01/31/2024	03/07/2024
298675041	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2023.  On 03/02/2023 the borrower stated that the March payment is setup through their banks bill pay system to be drafted on 03/03/2023. On XX/XX/XXXX the borrower stated that they received a claim check they they will send in to the servicer for a new check. On 07/27/2023 the borrower called to advise that they will not be able to make the August and September payment due to switching jobs and does not work from June through August. The agent advised that there are no programs to assist the borrower in advance. They can look into a payment plan if they fall behind on the payments. On 08/04/2023 the borrower scheduled a payment to be drafted on 08/31/2023.There has been no further contact with the borrower from 08/05/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298663050	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2023.  There was no contact prior to 2/24/2023. On 2/24/2023, the caller stated they were the executor of the estate. On 8/18/2023, the caller said they were working to get documents needed for successor. On 8/25/2023, the caller was instructed ti have the will recorded. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/11/2024
299830838	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2024.  There was no contact prior to 2/21/2023. In 2/21/2023, the borrower made a promise to pay. On XX/XX/XXXX, the borrower called for information on the modification. On XX/XX/XXXX, the borrower stated that they spoke with the notary. On XX/XX/XXXX, the borrower stated their spouse's name is on the documents but they are deceased, the borrower was advised the death certificate needs to be provided. On XX/XX/XXXX, borrower stated their spouse's name is on the documents but they are deceased, death certificate received. On 4/24/2023, the borrower stated they sent in payment. On XX/XX/XXXX, the borrower confirmed receipt of modification documents. On 11/27/2023, the borrower called regarding the statement showing 2 payments due. On 1/22/2024, the borrower called regarding missing payment and they will contact to see if it is held. On 1/25/2024, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/07/2024
299116275	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2023.  On 02/03/2023 and  03/06/2023 the borrower called to make a payment. There has been no contact with the borrower from 03/07/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	12/06/2023
299188131	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2023.  On 02/07/2023 the borrower stated that they already scheduled the payment through billpay. On 04/14/2023 the borrower stated that they made the payment via billpay and it cleared their bank account. The agent advised that nothing had posted to the account and they will need to send in proof of payment.  On 04/24/2023 the borrower stated that they submitted a payment research request and sent proof of payment to the customer service email on 04/14/2023. The borrower re-sent the email. On 05/08/2023 the borrower called to make a payment. On 07/12/2023 the borrower called to make a payment and declined auto pay. They had questions in regards to reducing the escrow payment. There has been no contact with the borrower from 07/13/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/13/2024
299118882	XXXX	XXXX	XXXX	2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2024.  Prior to 11/29/2023, there was no contact with the borrower. On 11/29/2023, authorized third party made a payment in the amount of $X.XX. On 12/15/2023, authorized third party requested payoff. On 01/18/2024, third party provided probate docs, death certificate and ID. On 02/16/2024, authorized third party inquired on how to submit a request to validate the debt. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was converted on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is 02/29/2020.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXXX disaster XXXX, XXXX, which was declared on XX/XX/XXXX.
							01/31/2024	03/15/2024
298877579	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2023.  There was no contact prior to 3/14/2023. On 3/14/2023, the borrower stated they put the check in the mail for payment. On 12/21/2023, the borrower called regarding escrow. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299725069	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were 121 contact attempts with the borrower and no contact noted. Loan is performing and next due for 02/01/2024.

Property was impacted by XXXX disaster XXXX, XXXX, declared on XX/XX/XXXX. No damage was noted.
							01/31/2024	03/12/2024
298552602	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2023.  There was no contact prior to 2/13/2023. On XX/XX/XXXX, the successor confirmed receipt of the final modification documents. On XX/XX/XXXX, successor advised that they were getting the documents notarized. On 2/24/2023, the borrower was advised that the account was in good standing. On 7/20/2023, the borrower called to check on the July payment. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/31/2024
299307505	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and borrower was not responsive to multiple contact attempts by servicer.  Borrower brought loan current without assistance. Loan is performing.
							01/31/2024	03/18/2024
299242949	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2023.  On XX/XX/XXXX, the borrower placed a payment dispute. A double payment was made and the borrower wanted one of them refunded. On 06/07/2023, the borrower called in for status. There was no further contact with the borrower noted due to missing comments. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	06/16/2023
299540289	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2024.  There was no contact with the borrower from 02/01/2023 through 05/15/2023.  On 05/16/2023 the borrower made a promise to pay by 05/25/2023. The reason for default was due to the death of a family member. There was no contact with the borrower from 05/17/2023 through 01/25/2024. On 01/26/2024 the borrower made a promise to pay by 01/27/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299367801	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2023.  On 2/2/23 borrower called to question credit reporting, and agent informed them how to dispute in writing, and advised borrower of HHF option. On 2/14/23, borrower called upset over late fee. Agent advised that June 2022 payment was returned for insufficient funds, and that borrower could dispute in writing if they wished to do so. On 3/20/23, borrower called to see if a late fee was assessed on their account after they set up auto-draft. Agent informed them that there was a late fee, but agreed to waive it. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	07/03/2023
298854180	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. Borrower is deceased. Loan has been performing for the duration of the review.
							01/31/2024	06/03/2023
299646176	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  The borrower had not called in and there were 9 attempts to contact the borrower from 02/01/2023 to 11/12/2023. On 11/13/2023, the borrower called in to make a payment. The borrower made payments on 12/11/2023, 01/04/2024, 02/08/2024 and 03/01/2024. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299080083	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2024.  Outbound call on 9/27/23 to authorized third party to go over modification. Authorized third party called on 11/2/23 to schedule a partial payment. Authorized third party called on 11/27/23 to schedule 5 partial payments. Authorized third party called on 1/19/24 to schedule payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298524715	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact throughout the review period. No attempts made. The loan is performing.
							01/31/2024	06/03/2023
299284782	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy [2] Occupancy - Non Owner Occupied
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2024.  Prior to 10/11/2023, there was no contact with the borrower. On 10/11/2023, authorized third party confirmed check being received. On 02/12/2024, the borrower requested a 12-month payment history and a payoff on the loan. Borrower also discussed new payment amount and recent escrow analysis. On 02/27/2024, the borrower wanted confirmation on payment made. Advised the borrower that there was a payment scheduled on 02/13/2024 to be debited on or after 02/28/21024 and provided tracking number. There was no further contact with the borrower. Loan is in bankruptcy and next due for 02/01/2024.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  No proof of claim filed. Waiting on approval as of XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/28/2024
298726095	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2024.  The borrower had not called in and there were no attempts to contact the borrower from 02/01/2023 to 02/13/2023. On XX/XX/XXXX, the borrower called in regarding an insurance check that needed endorsement. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding the insurance claim. The borrower called in on 06/21/2023 and 06/29/2023 about a double payment that was made. On 11/02/2023, the borrower called in about automatic payments and the escrow shortage. The borrower called in to make a payment for the escrow shortage on 11/20/2023. The borrower requested that private mortgage insurance (PMI) be removed on 01/22/2024. On 01/23/2024, the borrower was advised that the PMI will be removed when the loan reaches 78% loan to value. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for unknown damage to the property on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/23/2024
299961461	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2023.  On 02/15/2023, the borrower inquired about modification plans. On 03/10/2023, the borrower inquired about repayment plans. On 04/07/2023, the borrower discussed a repayment plan. On 05/09/2023, the borrower scheduled a payment by phone. On 05/17/2023, the borrower stated their reason for default was due to curtailment of income and death of a family member. On 06/07/2023, the borrower had an account related inquiry. On 06/12/2023, the borrower inquired about the loan’s reinstatement amount. On 06/22/2023, the borrower made a promise to pay. On 06/29/2023, the borrower made a promise to pay. On 06/30/2023, the borrower had an account related inquiry. The borrower filed a Chapter XX Bk, case number XX-XXXXX, on XX/XX/XXXX. On 07/03/2023, the borrower had an account related inquiry. On 07/05/2023, the borrower had a loss mitigation inquiry. There was no further contact noted. The loan is in Active Bankruptcy.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298760535	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2023.  No evidence of borrower contact prior to 02/25/2023. The borrower was contacted at that time and made a payment. The borrower called on 03/13/2023 to discuss the payment history. The borrower called on 03/20/2023 and 03/28/2023 to make the March and schedule the April payment. On 04/18/2023 the borrower called about setting up two payments. The borrower stated on XX/XX/XXXX there was XXXX damage and need to setup a claim. On 05/06/2023 the borrower changed the date of the scheduled payment. The borrower called on XX/XX/XXXX to make a payment and discuss the claim. On 08/02/2023, 10/02/2023, and 10/13/2023 the borrower processed payments. On 11/13/2023 the borrower scheduled payments for 11/16/2023 and 12/16/2023. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Notes from XX/XX/XXXX indicated a claim was filed for XXXX damages caused by XXXX on XX/XX/XXXX. The claim was classified as XXXX. The check for $X.XX was endorsed and released on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298489241	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2024.  There was no contact prior to 2/1/2023. On 2/1/2023, the borrower called to make a payment. On 7/27/2023, the borrower called to cancel the payment and was advised that the payment could not be cancelled due to date scheduled. On 2/21/2024, the borrower called to change the draft date of the scheduled payment. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
298629126	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2023.  There was no contact prior to 2/14/2023. On 2/14/2023, the borrower called to request a payment history. On 2/16/2023, the borrower called to check on the status of the requested payment history. On 3/15/2023, a payment was made. On XX/XX/XXXX, the borrower requested documents showing loan modification. On 3/30/2023, the borrower called to request a copy of the note. On 4/4/2023, the borrower called to request an updated statement. On 4/12/2023, a promise to pay was made. On 4/26/2023, the borrower called to escalate the loan being transferred incorrectly. On 4/26/2023, the borrower called to check on the status of the escalation. On 4/28/2023, the borrower requested to be transferred to the tax department. On 5/16/2023, the borrower called regarding the tax exemption. On 6/15/2023, the borrower called regarding the tax exemption. On 7/6/2023, the borrower called and was given corporate advance information and a promise to pay was made. The borrower inquired about the refund check due to tax exemption. On 7/14/2023, the borrower called regarding escrow. On 9/1/2023, the borrower called regarding tax exemption. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Additional modification completed on 6/20/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	12/09/2023
298774935	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2023.  On 2/13/23 borrower called to verify documents they sent were received, and agent advised that they had not received yet. On 5/2/23, borrower called to schedule payment that she mistakenly thought she made already. On 9/11/23, borrower called to move their payment scheduled for 9/13 back to 9/28. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/11/2024
298938805	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2024.  On XX/XX/XXXX and XX/XX/XXXX the approved trial modification was discussed. On XX/XX/XXXX the borrower called to discuss the trial modification plan. On 03/20/2023 the borrower made a promise to make the trial payment. On 04/10/2023 the borrower called to make a payment. On 05/02/2023 the borrower stated that the account fell behind due to the increase in escrows. On 05/15/2023 loss mitigation options were discussed. On 06/23/2023 the borrower requested a payoff quote and XXXX was discussed. On XX/XX/XXXX an agent went over the approved trial modification terms with the borrower. On 07/13/2023 the borrower called to discuss the payoff quote. On XX/XX/XXXX the borrower called to post date the three trial modification payments. On XX/XX/XXXX the borrower stated that the reason for default was due to a loss of income and wanted to know if the trial payment was returned. The agent advised that they do not see a returned payment in the system. On XX/XX/XXXX the borrower called to make a trial payment. On XX/XX/XXXX an agent informed the borrower that the third trial payment is due on XX/XX/XXXX.On XX/XX/XXXX the borrower called to dispute the modification terms. The agent advised that the payment change was due to the escrows. On XX/XX/XXXX the borrower called to discuss the modification. On XX/XX/XXXX the borrower called to discuss the modification and escrow account. On XX/XX/XXXX the borrower had questions regarding the final modification documents. On XX/XX/XXXX an agent informed the borrower that the modification documents were incomplete and they will be sending out a set of new documents. On XX/XX/XXXX the borrower called to advise that they are sending the modification agreement. On XX/XX/XXXX the borrower stated that they will call back when they are with the notary. On 12/02/2023 the borrower scheduled a payment. On 12/04/2023 the borrower called to advise that the November payment was made on 12/02/2023 and they wanted to discuss potentially selling the property. On 12/15/2023 the borrower made a promise to pay before the end of the month. On 12/28/2023 the borrower called to make a payment. On 01/04/2023 an outbound call was made to the borrower to collect a payment. The borrower was upset about being called and disconnected the call. On 01/26/2024 the borrower called to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299902491	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2024.  On 02/23/2023, the borrower scheduled a payment by phone. On 03/13/2023, the borrower had an account related inquiry. On 03/27/2023, the borrower scheduled a payment. On 05/01/2023, the borrower scheduled a payment. On 05/04/2023, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower called to discuss their loss draft claim due to XXXX damage to the subject property. On XX/XX/XXXX, the borrower called to discuss their loss draft claim. On XX/XX/XXXX, the borrower called to discuss their loss draft claim. On 06/27/2023, the borrower had a payment related inquiry. On 08/18/2023, the borrower scheduled a payment. On 10/02/2023, the borrower scheduled a payment. On 10/12/2023, the borrower made a promise to pay. On 10/30/2023, the borrower scheduled a payment. On 12/01/2023, the borrower scheduled a payment. On 12/29/2023, the borrower scheduled a payment. On 01/05/2024, the borrower scheduled a payment. On 01/31/2024, the borrower scheduled a payment. There was no further contact noted. As of the review date, the loan is current and in active Bankruptcy.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  A loss draft claim was filed, due to XXXX damage, on XX/XX/XXXX. As of the review date, the loss draft claim remains open pending the completion of the repairs. The status of the repairs is unknown.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299385112	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2024.  There was no contact prior to 5/16/2023. On 5/16/2023, the borrower was contacted for payment, and a payment was made. On 8/7/2023, the borrower requested assistance as the payment was debited twice. A request for the payment to be cancelled was placed. On 9/26/2023, the borrower stated they did not have financial information at that time. On 10/2/2023, financials for loan modification review were collected. On 10/12/2023, the borrower stated they were told not to make payments during modification review. On 10/24/2023, the borrower was given the terms of the loan modification.  On 10/31/2023, the borrower stated they will bring the loan current on their own. On 12/4/2023, the borrower was advised that the loan is not set up on automatic payments. On 1/18/2024, loan modification was discussed. On 1/24/2024, the borrower was advised that the loan modification documents were received. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299575534	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2024.  On 02/08/2023, the borrower made a promise to pay. On 02/15/2023, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower called to discuss their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On 03/31/2023, the borrower scheduled a payment. On 05/02/2023, the borrower had a modification inquiry. On 05/12/2023, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an insurance related inquiry. On 07/06/2023, the borrower had a trial plan inquiry. On 08/29/2023, the borrower made a promise to pay. On 09/11/2023, the borrower made a promise to pay. On 09/25/2023, the borrower had a modification inquiry. On 09/27/2023, the borrower had a modification inquiry. On 10/02/2023, the borrower scheduled a payment. On 10/09/2023, the borrower had a modification inquiry. On 10/10/2023, the borrower had a modification inquiry. On 10/25/2023, the borrower had a loss mitigation inquiry. On 11/01/2023, the borrower scheduled a payment. On 11/08/2023, the borrower had a loss mitigation inquiry. On 11/09/2023, the borrower had a modification inquiry. On 01/02/2024, the borrower called in to make sure their insurance policy was received. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299826291	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2023.  Successor in interest called on 7/12/23 and 10/27/23 to make a payment. Each time, agent advised them of documentation required to confirm their successor status. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	10/27/2023
299625610	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2024.  There was no contact with borrower from 02/01/2023 to 02/22/2024. Borrower did not respond to numerous calls from servicer. XXXX; no damages noted. Property was in XXXX disaster area DR XXXX declared on: XX/XX/XXXX for XXXX; no damages noted. On 02/23/2024 borrower stated ex-spouse lives in property and makes payments on account. There was no additional contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299375362	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2023.  There was no contact prior to 2/10/2023. On 2/10/2023, the borrower called to make a payment. On 3/21/2023, the borrower called in regarding flood coverage. On 4/28/2023, payments were processed for April and May. On 12/1/2023, the borrower called to make a payment, but did not want to provide bank details. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The property was declared in a XXXX disaster area for XXXX on XX/XX/XXXX. No damage was documented.
							01/31/2024	03/06/2024
298826050	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2024.  There was no borrower contact until 02/06/2023.  A repayment plan was approved on XX/XX/XXXX to start on XX/XX/XXXX to XX/XX/XXXX since the Covid hardship has been resolved.  On XX/XX/XXXX, the homeowner was informed that the repayment plan was approved, and a letter was mailed on 02/04/2023.  The customer accepted the plan during the call and promised to pay by XX/XX/XXXX.  From 02/22/2023 to 08/04/2023, the borrower discussed the repayment plan payments and status.  On XX/XX/XXXX, the borrower is planning on making the last payment on the repayment plan by XX/XX/XXXX.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the customer scheduled a payment for $X.XX for today.  On 08/11/2023, the homeowner wanted to know why the payment for $X.XX was not drafted from the bank account.  On 08/14/2023 and 08/15/2023, the borrower discussed the NSF fee assessed for the XX/XX/XXXX payment.   On 08/18/2023, the customer stated that is not able to pay due to a medical issue.  On 08/24/2023, the agent advised that a payment was returned on 08/14/2023; but the customer stated that did not authorize the payment.  The homeowner was instructed to dispute the fee online or send a written request.  On 08/25/2023 and 09/01/2023, a payment was promised.  On 09/11/2023, the borrower wanted to get the NSF fees removed and was informed that would need to send the request as a dispute in writing.  There is no evidence a written dispute was initiated.  09/13/2023, the customer discussed the payment history.  On 09/15/2023, a payment was made.  On 09/28/2023 and 10/05/2023, a payment was promised.  On 10/14/2023, a payment was promised.  The homeowner stated that the hardship is due to medical issues preventing working at full capacity.  The agent suggested a repayment plan; but the homeowner declined the offer.  On 10/26/2023, a payment was made.  On 11/06/2023, 11/15/2023 and 11/28/2023, a payment was promised.  On 11/30/2023, the servicer advised that the call was a payment reminder.  On 12/15/2023, a payment was made after discussing a repayment plan.  On 12/27/2023, 01/11/2024 and 01/19/2024, payments were promised.  On 01/26/2024, the customer stated that can not pay until February due to illness of the primary borrower.  On 02/15/2024, a payment for $X.XX was made.  On 03/04/2024, the borrower called to verify the payoff amount.  The servicer provided the amount as $X.XX.  The homeowner plans to pay the month of February on March 15th.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/16/2024
299004578	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2024.  There was no contact prior to 3/29/2023. On 3/29/2023, the borrower called to make a payment. On 4/11/2023, the borrower was advised that loan modification documents were sent out. On 4/26/2023, the borrower stated they sent the modification back. On 5/10/2023, the borrower advised that they never received new modification documents. On 6/16/2023, the borrower stated they would send in documents by the next day. On 6/21/2023, the borrower was advised the incorrect address was on the assumption documents. On 6/28/2023, the borrower stated that the documents for assumption and modification were sent the prior week. On 7/10/2023, the borrower was advised that the loan modification documents had been executed. On XX/XX/XXXX, the borrower was advised that the loan modification had been booked to the loan. On 11/2/2023, a payment was made. On 2/12/2024, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299005697	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2023.  On 03/16/2023 the borrower called to verify the payment options. On 03/31/2023 the borrower called to make a partial payment and had questions regarding the loan and payments. On 04/14/2023 the borrower called to make a payment. On 04/21/2023 the borrower called to inquire about the payment increase. On 05/15/2023 the borrower called to inquire about how they can update the payment information on the web. There has been no contact with the borrower from 05/16/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299906293	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2023.  The borrower had not called in and there were 8 attempts to contact the borrower from 02/01/2023 to 02/20/2023. On 02/21/2023, the borrower cited Covid impact as the reason for default and stated that they are working on their taxes and other ways to bring the account current. On 04/20/2023, the borrower requested loss mitigation assistance. Contact on 05/04/2023, 05/12/2023, 05/18/2023, 06/07/2023, 06/08/2023, 06/22/2023, 07/20/2023 and 07/27/2023 were regarding modification and trial payments. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299228016	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2023.  There was no contact with the borrower from 02/01/2023 through 05/21/2023. On 05/22/2023 an authorized third party called to make a payment. There has been no contact with the borrower from 05/23/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298627602	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2023.  No evidence of contact prior to 02/09/2023. The borrower was contacted at that time to discuss the account status and state assistance. The borrower confirmed on XX/XX/XXXX the loan was reinstated due to receipt of state assistance funds. Ther servicer informed the borrower on 03/20/2023 they do not offer a forbearance plan based on the hardship provided. The borrower stated on 05/11/2023 a review for state assistance was initiated. On 07/25/2023 the borrower inquired about loan being past due stating state funds should have brought it current. The servicer advised funds brought the loan due for July and to contact the state if believes they should have received more funds. The borrower inquired on 07/27/2023 if the servicer could keep the loan current while they applied for assistance. The borrower discussed on 08/11/2023 and 08/15/2023 the status of the payment made on 08/08/2023. On 09/11/2023 the borrower discussed the late fee assessed. The borrower inquired on 11/14/2023 about their prior mod completed in XXXX. No further evidence of contact. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/16/2024
299862044	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2023.  No contact prior to 3/1/2023. On 3/1/2023 the borrower called to discuss the account status due to was unemployed. On 4/5/2023 the borrower called to dispute the missing payment. On 4/20/2023 Response to the credit dispute was resolved and sent. No contact made from 4/6/2023-8/1/2023. On 8/2/2023 the borrower called to advise the payment made on 7/29/2023 would be returned and made another payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/24/2024
299667744	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2024.  The borrower had not called in and there were no attempts to contact the borrower from 02/01/2023 to 03/06/2023. On 03/07/2023, the Successor in Interest (SII) called in about an assumption. The SII made a payment by phone on 03/22/2023. Contact on 03/29/2023, 03/31/2023, 04/06/2023 and 05/02/2023 were regarding an assumption. On 11/17/2023, the SII made a payment and asked about the escrow account. On 12/21/2023, the SII called in to pay the remaining escrow balance. The SII made payments by phone on 12/29/2023, 01/30/2024 and 02/28/2024. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299280712	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2024.  On 02/01/2023 borrower called and requested copy of 1098 tax statement. Loan is in active Chapter XX bankruptcy. There was no contact with borrower from 02/02/2023 to 03/04/2024. Property was in XXXX disaster area DRXXXX declared on XX/XX/XXXX for XXXX; no evidence of damages.  On XX/XX/XXXX relief from bankruptcy stay was granted upon confirmation of plan. On 03/05/2024 borrower called and requested copy of 1098 tax statement. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  MFR granted XX/XX/XXXX upon confirmation of plan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299128915	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2023.  No evidence of borrower contact prior to 05/02/2023. The servicer contacted the borrower, and they scheduled a payment. The borrower called on 06/05/2023 and 07/03/2023 to make a payment. On 09/08/2023 the borrower scheduled a payment and wanted to file a dispute due to being reported late around 11/2022. The servicer stated they needed to submit evidence of the issue. The borrower claimed they would go online and file the dispute. No evidence of a dispute being filed. The borrower confirmed on 10/14/2023 the payment drafted. No further borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298525445	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2023.  On 04/04/2023, the borrower stated they weren’t interested in a loan modification. On 04/11/2023, the borrower requested a payoff statement. On 04/18/2023, the borrower requested a loan modification. On 05/08/2023, the borrower had a trial payment inquiry. On 06/23/2023, the borrower made a promise to pay. On 07/20/2023, the borrower stated they were in the hospital and unable to schedule any payments. On 07/24/2023, the borrower scheduled trial payments. On 07/26/2023, the borrower had a modification related inquiry. On 08/02/2023, the borrower had a modification related inquiry. On 08/07/2023, the borrower had an account related inquiry. On 08/10/2023, the borrower had a modification inquiry. On 08/16/2023, the borrower gave authorization to a third party. On 08/17/2023, the borrower promised to return their final modification documents. On 08/24/2023, the borrower had an account related inquiry. On 10/31/2023, the borrower submitted a written a payment dispute. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments, dated XX/XX/XXXX, reflect the subject property has damage due to XXXX on the XXXX of the property. As of the review date, there is no indication that a loss draft claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
298465639	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2023.  The borrower had not called in and there was 1 attempt to contact the borrower from 02/01/2023 to 02/27/2023. On 02/28/2023, the borrower called in for insurance information and to make a payment. On XX/XX/XXXX, an insurance claim was reported for XXXX and XXXX damage to the property on XX/XX/XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX an XX/XX/XXXX were regarding the insurance claim. There was no further contact with the borrower noted due to missing comments. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXXX and XXXX damage to the property on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	06/03/2023
298510414	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2024.  Prior to 02/02/2023, there was no contact with the borrower. On 02/02/2023, authorized third party wanted to know if the insurance will be paid. Provided them with the number for the insurance department. Authorized third party advised of borrower's passing on XX/XX/XXXX and that they are staying in the property. On 02/13/2023, authorized third party was advised of insurance payment on 02/06/2023. On 05/31/2023, authorized third party advised that they were not happy with people constantly serving them a letter and that they mailed 2 payments this month. On 06/12/2023 inquired on late charge and balance. They tried to make a payment and advised them of unable to take a payment with a credit card. On 07/17/2023, authorized third party stated that they would bring the account current by 07/23/2023. On 07/24/2023, authorized third party will make a payment today and 2 payments in August to reinstate the account. On 09/21/2023, authorized third party inquired on letter that house would be sold and advised them of letter being sent on 09/11/2023. They made a payment in the amount of $X.XX. On 09/22/2023, authorized third party made a payment. On 02/22/2024, authorized third party requested 1098 document to be sent to the mailing address.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299174841	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2023.  No contact with the borrower from 02/06/2023 through 05/08/2023. Spoke to the borrower on XX/XX/XXXX they called in with claim check and needed endorsement. Spoke to the borrower on 06/05/2023 and they wanted to know if all of the loss mitigation documents were received and they were informed not yet. Spoke to the customer on XX/XX/XXXX in regards to the claim check and they were informed was received on XX/XX/XXXX and there is six to eight days for the check to be endorsed. No further contact with the borrower and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Fema declared area tornadoes on 04/02/2023.
							01/31/2024	03/18/2024
299571711	XXXX	XXXX	XXXX	2	[2] Hardest Hit Funds - Active - Payments Currently Being Made [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2024.  On XX/XX/XXXX the borrower called to advise that the payment from XXXX was ten dollars short. The agent advised that they sent XXXX an email regarding the payment issue. On 02/15/2023 the borrower called to discuss the forbearance . The agent advised that the forbearance had been extended through XX/XXXX. On XX/XX/XXXX the borrower stated that XXXXA sent $X.XX but only $X.XX was applied. The agent informed the borrower to call back in a few days to see if the additional XXXX was applied. On 04/20/2023 the borrower stated that the April payment was short about XXXX dollars. The agent advised that XXXX only sent $X.XX and if they would like to dispute the issue then they can send a written research request. On 01/29/2024 the borrower called regarding a deferment letter they received. The agent advised that the recent letter was in reference to their request for an addition deferment but XXXX made the January payment so the deferment was denied. The borrower stated that there are one or two payments left in the XXXXA approval. The loan is currently performing under XXXXA.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299572653	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2024.  The borrower had not called in and there was 1 attempt to contact the borrower from 02/01/2023 to 07/23/2023. On 07/24/2023, the authorized third party (ATP) made a payment and cited death of the borrower as the reason for default. On 08/03/2024, the welcome call was completed with the ATP and a payment was made. The ATP made a payment on 09/05/2023 and then ACH payments were set up. On 02/26/2024, the ATP called in for tax information and was advised to send in the tax bill. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298989638	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2024.  No contact prior to 2/16/2023. On 2/17/2023-02/27/2023 the borrower called and made a payment. On 3/6/2023 the borrower called and made a payment. Also discussed the PMI cancellation. On 3/7/2023 the borrower called to confirm the account used to make the payment. On 4/3/2023 and 4/4/2023 contact made with the borrower for a payment. On 5/2/2023-5/3/2023 contact made with the borrower for a payment. On 5/11/2023 the borrower called and made a partial payment. On 6/2/2023-6/20/2023 contact made with the borrower for a payment. On 7/5/2023 the borrower called and made a payment. On 7/26/2023 the borrower promised a payment. Also discussed a deferment. On 8/3/2023 the borrower called and made a payment. On 8/7/2023 the borrower advised due to a death in the family has fallen behind and will catch up. On 8/16/2023 discussed the declined deferment and advised of the repayment plan that was offered. On 8/18/2023-8/22/2023 the borrower called and made a payment. On 9/19/2023 contact made with the borrower who made a payment. On 10/3/2023-10/4/2023 Contact made with the borrower who made a payment.  On 11/14/2023 the borrower made a payment. No contact from 11/15/2023-1/2/2024. On 1/3/2024-1/17/2024 the borrower made a payment. On 2/5/2024 the borrower called and made a payment. On 2/13/2024 the borrower called to discuss the repayment plan. On 2/26/2024 and 2/28/2024 the borrower called and made a payment. On 2/29/2024 the borrower called to discuss a refinance and was advised not eligible. On 3/5/2024 the borrower called and made a payment. Also discussed the default reason of excessive obligations due to had to pay for a funeral. On 3/19/2024 the borrower authorized a call back. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/19/2024
299981557	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2024.  There was no contact with borrower from 02/01/2023 to 06/20/2023. Borrower called 06/21/2023 regarding escrow shortage. Borrower called 02/16/2024 regarding payment increase and fees on account. Servicer went over corporate advance fees and advised can dispute fees; all fees are from when loan was in foreclosure. There was no contact with borrower from 02/17/2024 to 02/29/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299109045	XXXX	XXXX	XXXX	3
[3] Loan has evidence of title issue(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2024.  There was no contact prior to 2/23/2023. On 2/23/2023, third party called in regarding payoff and assumption. On 3/24/2023, third party called in regarding modification. On 4/6/2023, third party was advised of assumption. On 5/11/2023, the borrower was advised that the assumption agreement was being created. On 6/5/2023, third party was advised that documents would be mailed out. On 6/23/2023, the borrower was advised of the error on the assumption agreement. On 8/2/2023, the borrower called to make a payment. On 10/12/2023, the borrower was advised they need to complete the letter received. On 11/3/2023, a payment was processed. On 11/28/2023, the borrower stated they would not sign the indemnity or MERP document. On 1/4/2024, the borrower stated they would call in to make a payment. On 1/11/2024, the borrower stated they would not sign additional documents. On 1/26/2024, the borrower was placed on hold and the call was disconnected. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments indicate a post modification booking title issue, as the successor that assumed the loan was advised not to sign MERP documents.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298509524	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2023.  There was no borrower contact from 02/2023 to 05/18/2023. On 05/19/2023, the borrower requested a loan modification. On 06/05/2023, the borrower had an account related inquiry; the borrower had a payment dispute with their prior Servicer. On 06/13/2023, the borrower had a modification related inquiry. On 06/15/2023, the borrower had a trial plan inquiry. On 06/20/2023, the borrower inquired how to make a trial payment. On 07/18/2023, the borrower had an account related inquiry. On 08/07/2023, the borrower had an inquiry about their trial plan.  On 08/14/2023, the borrower had an account related inquiry. On 08/21/2023, the borrower had a modification related inquiry. On 08/28/2023, the borrower had a modification related inquiry. On 08/30/2023, the borrower had a modification related inquiry. On 08/31/2023, the borrower promised their final modification documents had been mailed back. On 09/01/2023, the borrower had a modification related inquiry. On 09/13/2023, the borrower had an account related inquiry. There was no further contact with the borrower noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments, dated XX/XX/XXXX, reflects the subject property is located in an area declared XXXX disaster area (DR-XXXX), on XX/XX/XXXX, due to XXXX. There is no evidence of property damage.
							01/31/2024	03/11/2024
298689756	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2023.  No evidence of borrower contact prior to 10/04/2023. The authorized third party called at that time to inquire how to get the mortgage insurance removed from the account. The third party was contacted on XX/XX/XXXX and advised to resend the request for mortgage insurance cancellation. The third party also stated they have claim checks for property damage. The third party called on XX/XX/XXXX requesting to be transferred to the loss draft department regarding their claim. No further details provided. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on XX/XX/XXXX they have checks for an insurance claim; details of the damages were not provided. The borrower called on XX/XX/XXXX and was transferred to the loss draft department. No evidence of the funds being received or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	11/28/2023
298972595	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2024.  There was no contact with borrower from 02/01/2023 to 03/09/2023. Borrower called 03/10/2023 and stated he is going to re-apply for XXXX assistance. Borrower called 03/15/2023 to make payment. Borrower called 04/27/2023 and stated is still unemployed and working with XXXX for possibly another 6 months. Borrower called 05/04/2023 to discuss escrow account and requested new escrow analysis. Borrower called XX/XX/XXXX and 05/15/2023 to confirm XXXX payment was received. Borrower called 05/16/2023 and requested refund of payment he made as XXXX payments have been received. Borrower called 09/27/2023 to confirm taxes were paid. Borrower called and requested escrow be removed from account; stated is getting local assistance for water and sewer payments. Borrower called regarding escrow. Servicer advised taxes were removed from escrow account. Borrower called 02/29/2024 to make principal and interest only payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299649753	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2024.  On 02/08/2023, the borrower made a payment by phone. On 02/20/2023, the borrower called in about loss mitigation assistance. On 03/03/2023, the borrower was advised that a modification was in review. The borrower made a payment on 03/08/2023. Contact on 03/14/2023, 03/22/2023, 04/13/2023, 04/25/2023 and 05/02/2023 was regarding modification review. On 05/10/2023, the borrower made the first approved trial payment. The second trial payment was made on 06/20/2023 and the third payment was made on 07/12/2023. On 07/25/2023, the borrower was advised that the modification agreement was sent and the mobile notary has been ordered. On XX/XX/XXXX, the borrower was advised that the loan modification was completed. The borrower made payments by phone on 08/15/2023, 09/20/2023, 10/12/2023, 12/14/2023, 01/15/2024, 02/15/2024 and 03/14/2024. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments on XX/XX/XXXX also reflect that a chapter XX bankruptcy case (XX-XXXXX) was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298802089	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2024.  There was no contact with borrower from 02/01/2023 to 05/15/2023. C-borrower on account is deceased. Borrower called 05/15/2023 to make payment. Borrower called 07/07/2023 to make payment. Borrower called 08/04/2023 to make payment. Borrower called 12/06/2023 to make payment. Borrower made payment on 01/11/2024. Borrower called 02/16/2024 to make payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
298475746	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2023.  There was no contact prior to 2/6/2023. On 2/6/2023, the borrower called regarding a modification approved with the prior servicer. On 2/7/2023, the prior approved modification was discussed. On 2/13/2023, the borrower called regarding the prior modification. On 2/16/2023, the borrower called to check the status of the in flight modification. On 2/22/2023, the borrower stated they have been making the trial payment since the plan was completed. On 2/23/2023, On 2/22/2023, the borrower stated they have been making the trial payment since the plan was completed. On 2/28/2023, the borrower requested to speak with a supervisor regarding the in flight modification. On 3/1/2023, financials were collected. On 3/6/2023, the borrower was advised that after appraisal comes back options can be discussed. On 3/10/2023, the modification approval was discussed with the borrower. On 3/14/2023, the borrower was advised that the loan was in trial, and the borrower declined to make trial payments as they were going to speak with their lawyer. On 3/15/2023, the borrower requested a supervisor who stated that research would need to be completed regarding the
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicate the property was damaged. Recent comments indicate that the property was damaged further during repair, but insurance will not cover it.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298817859	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2023.  There was no contact prior to 05/19/2023.  On 05/19/2023, the relative advised that the borrower passed away and promised to submit documents to reflect that is the executor of the estate.  On 05/24/2023, the relative called to check on the status of the death certificate and all the deceased paperwork.  On 05/31/2023, the relative stated that faxed 12 pages from UPS on 05/19/2023.  The agent provided the email address to have them resent.  On 06/05/2023, the third party called to discuss methods of submitting documents.  On 07/13/2023, the servicer confirmed that the servicer has accepted the succession, and the hazard policy can be in own name.  The agent advised that the lender placed insurance policy will be cancelled.  On 08/07/2023, the third party called to check on the status of documents sent via UPS.  On 08/09/2023, the authorized third party was informed that the death certificate had been received.  The servicer confirmed that the relative has been confirmed as the successor in interest.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298764408	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2024.  No contact prior to 2/7/2023. On 2/7/2023 the borrower called and made a payment. Also requested corporate advance fees be removed. On 3/6/2023 the borrower called and made a payment. On 4/4/2023 the borrower called and made a payment. On 5/1/2023 the borrower called and made a payment. On 5/25/2023 the borrower called and made a payment. No contact from 5/26/2023- 9/5/2023. On 9/5/2023 the borrower called and made a payment. On 9/22/2023 the borrower called for the monthly statement. On 9/29/2023 the borrower called to dispute the credit reporting of a deferred balance and payment applications. On 10/30/2023 the borrower called and made a payment. Also discussed the deferred balance from the completed modification on 3/1/2016. On 11/6/2023 the borrower called to discuss the dispute. On 11/27/2023 the borrower called and made a payment. On 12/18/2023 the borrower called to have funds held in suspense be applied to the principal. On 1/16/2024 the borrower called to make a payment and requested the principal balance. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/16/2024
299155751	XXXX	XXXX	XXXX	2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2023.  On 05/18/2023, the borrower’s family member stated the borrower was deceased. On 07/05/2023, the borrower’s family member stated they submitted the borrower’s death certificate and will. On 12/06/2023, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299558774	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2023.  On 02/27/2023 the borrower called to inquire about the payment decrease. There was no contact with the borrower from 02/28/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298541638	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2023.  On 02/13/2023 the successor stated that they sent in a loss mitigation application. On 02/24/2023 an agent informed the successor that a completed modification application was received and is under review. On 03/07/2023 the successor stated that they have new insurance and the terms of the trial modification was discussed. On 06/07/2023 the successor called to advise that they are shopping for insurance. On 06/26/2023 the successor called to discuss the trial modification payments. On 06/29/2023 the successor scheduled a payment by phone. On 07/05/2023 the past due payments and insurance policy were discussed. On 07/07/2023 an agent went over the lender placed insurance with the successor. The successor advised that they tried to send in the declarations page but it won't go through. The agent provided the correct email address. On 07/13/2023 the successor called to discuss the insurance and modification.  On XX/XX/XXXX an agent informed the successor that their newly modified payment is due on 08/01/2023. The reason for default was due to excessive obligations.  On 09/01/2023 the successor called to discuss automated payments. On 09/15/2023 the successor called to discuss the autopay option. On 09/27/2023 the successor called to advise that the insurance was cancelled and they are in the process of searching for another provider. On 12/28/2023 the successor in interest called to advise that they received an insurance refund check and wanted to know what to do with it. The agent instructed the successor to put the funds back in escrow but that is not mandatory. the successor needs a new roof on the property so they can get a new insurance provider.The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	12/28/2023
299298472	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2023.  There was no contact with borrower on 02/01/2023. On 02/02/2023 borrower disputed returned payment and NSF fee. Servicer advised payment was reversed due to stop payment at borrower's bank. Borrower stated she did not authorize stop payment and requested fee be waived. Borrower called 03/08/2023 regarding new payment amount; stated was not aware of escrow overage and requested re-issue of overage check. Borrower called 03/28/2023 to confirm mailing address. Borrower called 05/16/2203 regarding master insurance policy. Borrower called 10/12/2023 to confirm payment amount. There was no contact with borrower from 10/19/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299345977	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2023.  There was no contact with borrower from 02/01/2023 to 05/07/2023. Borrower called 05/08/2023 regarding loan transfer information for online account. Borrower called 05/11/2023 to make payment. Borrower called 05/16/2023 regarding billing statement. Borrower called 05/22/2023 to make payment. Borrower called 05/24/2023 regarding payment; stated payment was made to prior servicer that was never credited to account. Servicer advised that once payment received from prior servicer will be applied to account and backdated.  Borrower called 05/30/2023 regarding returned payment on account. Borrower called 06/13/2023 to make payment. Borrower called 06/26/2023 regarding prior servicer payment. On 06/28/2023 servicer called borrower regarding bank statement and went over payment history. On 07/06/2023 borrower called for payoff quote. Borrower called 10/11/2023 to make payment on account. There was no contact with borrower from 10/12/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299137677	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2024.  No contact evident until 5/17/23, when authorized third party returned outbound call and made a payment. On 1/19/24, authorized third party called to make a payment and ask if they could edit the amount of principle paid each month. Agent assisted with options available on website. No further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299392793	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2024.  There was no contact prior to 2/15/2023. On 2/15/2023, the borrower called for payment assistance. On 2/22/2023, the borrower requested a 2 month deferment. On 5/1/2023, the borrower made a promise to pay for 5/8/2023. On 11/28/2023, a payment was processed. On 1/30/2024, a payment was processed. On 3/6/2024, a payment was processed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299430926	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2023.  There was no contact prior to 2/17/2023. On 2/17/2023, third party advised that both borrowers passed away. On 3/29/2023, third party called to make a payment. On 4/27/2023, general information and information on assumption was provided. On 7/5/2023, third party scheduled a payment and was advised that loan modification agreement was sent. On 7/21/2023, third party did not agree with the terms of the modification and was advised they are non-negotiable. On XX/XX/XXXX, the borrower was advised that the assumption was processed and the loan modification is in process. On XX/XX/XXXX, the borrower called to make a payment and was advised the loan modification was completed. On 12/2/2023, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299589425	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2023.  On 03/29/2023 the co-borrower called to find out why they were placed on a repayment plan. The agent informed them that they do not qualify for a modification so they were placed on a repayment plan as an alternative. The borrower requested to speak with the account manager. The agent informed the borrower that the account manager was not available. The borrower had to take another call and stated that they would call back. On 04/25/2023 the borrower made the first repayment plan payment in the amount of $X.XX. On 05/24/2023 the borrower stated that they just started a new job and was out of work for awhile. They provided updated income figures and stated that they don't have the funds to make the second repayment plan payment. They will contact family members to see if they could help them with the payment. On 05/30/2023 the borrower stated that they are still trying to gather funds and will call back. On 06/29/2023 the borrower called to discuss loss mitigation assistance options. The repayment plan was not affordable and they do not qualify for a modification. On 07/10/2023 the borrower stated that they will be applying for XXXXA. The agent provided the total amount due. On 08/07/2023 the borrower stated that they have the funds to reinstate the loan and they will be cancelling their XXXX application. There has been no further contact with the borrower from 08/08/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299362221	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2024.  There was no contact prior to 2/6/2023. On 2/6/2023, a payment was processed. On XX/XX/XXXX, the borrower advised of XXXX in the residence. On 2/27/2023, a payment was scheduled. On 3/7/2023, a payment was scheduled. On 3/16/2023, the borrower called and stated that they did not have a copy of the welcome letter. On 3/24/2023, a copy of the welcome letter was sent via email. On 5/23/2023, a payment was processed. On XX/XX/XXXX, the insurance check was discussed. On XX/XX/XXXX, the borrower called in with the contractor on the line to confirm some details. On XX/XX/XXXX, the borrower called to confirm the insurance company. On XX/XX/XXXX, the contractor called to verify inspection, and was advised XXXX inspection was submitted. On 8/18/2023, the borrower called to add a third party. On 8/21/2023, the borrower called to schedule 6 months of payments. The borrower was advised that written authorization was required for third party. On 9/1/2023, the borrower was assisted with payment. On 9/26/2023, scheduled payment information was updated. On 11/28/2023, automatic payments were discussed with the borrower. On XX/XX/XXXX, third party called in to discuss final inspection and draw. On 1/11/2024, the borrower called to make payments. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299912336	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2023.  There was no contact prior to 2/2/2023. On 2/2/2023, the borrower called in to make payments for January and February. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/02/2024
299868446	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2023.  On 2/3/23, servicer discussed modification with customer. On 5/30/23, borrower called to discuss final modification. On 6/7/23, servicer called to collect payment, which customer then made. On 8/8/23 and 12/19/23, borrower called to schedule 2 payments. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
298928480	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2024.  There was no contact with borrower from 02/01/2023 to 02/22/2023. Borrower stated will make payment by 02/27/2023. RFD cited as illness/death of family member. Borrower called 03/27/2023 to make payment on account. On 04/06/2023 borrower stated will make payment after 04/20/2023. On 05/02/203 borrower made payment on account. On 06/03/2023 borrower stated will make payment by 05/20/2023. Borrower called 06/20/2023 to make payment. On 08/01/2023 borrower called to make payment and discuss fees on account. On 08/30/2023 borrower called to confirm payment amount. On 10/02/2023 borrower stated will make payment by 10/15/2023. Borrower called 10/09/2023 to make payment on account. On 11/06/2023 borrower made payment on account. On 12/07/2023 borrower stated will make payment by 12/20/2023. On 01/16/2024 borrower stated will call on 01/17/2024 to make payment. On 02/21/2024 borrower called to make payment. On 03/12/2024 borrower stated will make payment by 03/20/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298638229	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2023.  There was no contact from 02/2023 to 10/17/2023. On 10/18/2023, the borrower’s family member stated the borrower is deceased. On 12/01/2023, the borrower’s heir called in to inquired about the assumption process. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is 11/24/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298602680	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2023.  The borrower was contacted on 02/10/2023 and stated they were approved for state assistance. The borrower was informed on 03/06/2023 funds from the state were received but the loan was still due for February after they were applied. The servicer advised of a repayment plan which was declined. On 06/20/2023 the borrower stated they have been out of work since May due to an injury and requested assistance. The borrower declined a repayment plan and mod review on 06/28/2023. The borrower stated on 10/10/2023 they completed their application for state assistance. From 10/23/2023 through 11/30/2023 the borrower continued to discuss the account status and state assistance review. Funds in the amount of $13,524.95 were received from the state to reinstate the loan. The borrower confirmed on 12/18/2023 the loan was current but needed to pay $348.50. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299043006	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2023.  Spoke to the borrower on 02/07/2023 and they stated will make a payment this Friday. The customer stated loss their parent and have been paying legal fees. Spoke to the borrower on 02/16/2023 and they will make another payment at the end of the month. No contact between 02/17/2023 through 04/11/2023 after numerous dialer attempts made. Spoke to the borrower on 04/12/2023 and still having hardship but will make a payment via debit on 04/13/2023. Spoke to the borrower on 04/20/2023 and they set up a payment for 04/21/2023. The customer stated having excessive obligations. Spoke to the customer on 05/13/2023 and they will make a payment in the next five business days. Spoke to the borrower on 06/09/2023 and they scheduled two payments for 06/30/2023. Spoke to the borrower on 06/28/2023 and they have been ill and called to change their payment date. Spoke to the customer on 08/18/2023 and they requested their billing statement and plan to reinstate the loan. Spoke to the borrower on 08/30/2023 and they are hoping to bring the account current by September 1st. Spoke to the borrower on 09/21/2023 and they are working with someone to assume the loan and they were informed the requirements will be sent to them. Spoke to the borrower on 10/18/2023 and they will pay by the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/11/2024
299522969	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2023.  Prior to 05/08/2023, there was no contact with the borrower. On 05/08/2023, the borrower inquired on increased payments. Advised the borrower that the loan was transferred on 05/05/2023 and to allow 8-10 business days for information to be generated in the system. On 05/15/2015, the borrower called back to inquire on payment change and advised of them being tax exempt. Borrower was advised to submit documents showing the tax exempt status. On 05/25/2023, the borrower followed up on escrow and stated that they sent tax exemption documents on 05/15/2023. Advised the borrower of no documents reflecting this. Advised them that a new escrow analysis would be ran once the documents were received. On 06/15/2023, the borrower inquired on payment and advised them of escrow shortage. On 06/23/2023, the borrower stated that they were being charged too much and awaiting the adjustment of their mortgage amount. On 06/26/2023, the borrower provided documents to modify the loan to the correct payment amount. Borrower also processed a payment in the amount of $X.XX. Comment on 06/29/2023 indicated that the 2022 tax assessment was showing an exemption of $X.XX and a payout of $X.XX and that the upcoming annual total reflected as $X.XX. On 07/10/2023, the borrower discussed escrow analysis and wanted to make a principal and interest only payment. Advise the borrower that a principal and interest payment will not advance the account and the June and July payment would pay the June payment. On 07/21/2023, the borrower was advised of the new payment amount of $X.XX that starts in August. Borrower made a payment in the amount of $X.XX. On 07/24/2023, the borrower scheduled the remaining payment amount for July in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/16/2024
299686204	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2023.  On 4/26/23 borrower called to discuss insurance escrow. On 8/11/23, borrower called to discuss escrow, stating tax amount was inaccurate. Agent explained that the bill they were referring to was for the following year. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299543395	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2024.  The borrower had not called in and there were no attempts to contact the borrower from 02/01/2023 to 03/07/2023. On 03/08/2023, the borrower called in to advise that the payment was mailed in.  On 04/15/2023, the borrower advised that their paycheck will be late because their place of employment caught on fire. The borrower called in promises to pay on 05/25/2023, 06/26/2023, 10/27/2023, 12/18/2023, 01/09/2024, 02/08/2024 and 03/04/2024. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXXX. XXXX (DR-XXXX) declared on XX/XX/XXXX. There is no evidence of damage to the property.
							01/31/2024	03/16/2024
299203844	XXXX	XXXX	XXXX	3	[3] Property Damage - Neglect - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2024.  There was no contact from 02/2023 to 07/26/2023. On 07/27/2023, the borrower had a fee related inquiry. On 09/11/2023, the borrower stated they were dealing with a death in the family and had an account related inquiry. On XX/XX/XXXX, the borrower stated that they would make the necessary repair work needed on the subject property. On 01/05/2024, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments, dated XX/XX/XXXX, reflect evidence of property damages including XXXX and XXXX on the XXXX of the property. As of the review date, there is no indication that a loss draft claim was filed or that the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299520793	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2023.  There was no contact with borrower from 02/01/2023 to 09/06/2023. Borrower called XX/XX/XXXX to report XXXX damage claim. Servicer advised of documents needed to process claim. Claim filed for XXXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX on XX/XX/XXXX. No evidence repairs are completed. There was no contact with borrower from 09/07/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX  Claim filed for XXXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX on XX/XX/XXXX. No evidence repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
299552995	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2024.  On 02/02/2023, the borrower had a payment related inquiry. On 02/14/2023, the borrower inquired ab out the loan’s reinstatement amount. On 03/20/2023, the borrower made a promise to pay. On 04/12/2023, the borrower had a payment related inquiry. On 05/18/2023, the borrower made a payment. On 09/06/2023, the borrower had a loss mitigation inquiry. On 10/03/2023, the co-borrower promised to call back to make payment arrangements. On 10/12/2023, the borrower had a loss mitigation inquiry. On 10/13/2023, the borrower provided 3rd party authorization to their family member to discuss the account. On 10/19/2023, the borrower made a payment by phone. On 10/25/2023, the borrower had a trial payment inquiry. On 11/27/2023, the ATP promised to provide trust documents. On 12/28/2023, the ATP was advised to submit the primary borrower’s death certificate. On 01/11/2024, the borrower made a payment by phone. On 01/26/2024, the borrower made a trial payment. There was no further contact noted. The loan is current and performing as of the review date.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299777648	XXXX	XXXX	XXXX	3
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2024.  The borrower called on 02/02/2023 stating they needed an updated reinstatement quote good through the 13th. On 02/14/2023 the borrower wanted to pay $X.XX but was informed the full past due amount was required. The servicer advised of loss mitigation options and state assistance programs. The borrower called on 02/27/2023 to discuss their hardship and request a new workout packet. A reinstatement quote was requested on 03/01/2023. The borrower discussed workout options and required docs on 03/07/2023 and 03/15/2023. On 04/04/2023 the borrower discussed account status and hardship due to illness in the family. A new reinstatement quote was requested on 04/12/2023 as well as information about state assistance funds. The borrower stated on 04/24/2023 they would be sending loss mitigation documents. Also, they were waiting on taxes for the reinstatement. The borrower expressed interest in a modification on 05/03/2023. On 05/15/2023 the borrower discussed hardship for loss of income and COVID-19. On 05/23/2023 the borrower stated hardship is not quite over. They could make a payment and would be sending over workout docs including tax returns. The borrower was informed on 06/16/2023 the workout packet was received but not reviewed yet.  The borrower stated on 06/24/2023 they also plan to apply for state assistance. The borrower called on 07/19/2023 wanting assistance with a modification and requested a reinstatement quote. On 07/31/2023 the borrower was advised of loan status and that the reinstatement was pending. The borrower stated would send the reinstatement funds by Friday. The borrower confirmed on 08/04/2023 their hardship was resolved and requested a new reinstatement quote. The borrower was informed on 08/07/2023 they should receive the reinstatement quote by Wednesday. The borrower called on 08/09/2023 for a reinstatement quote good through 8/18/2023. The borrower called on 08/14/2023 stating they sent the funds on 08/11/2023. They called to confirm receipt of funds on 08/15/2023. The borrower confirmed on XX/XX/XXXX the loan is no longer in foreclosure. On 10/24/2023 the borrower wanted to confirm they do not owe corporate advance fees after paying the reinstatement amount. The borrower called on 02/27/2024 stating the February payment was reversed and wanted to make the payment. No further evidence of borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/27/2024
298864353	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2023.  Only borrower contact was on 4/17/23, when borrower called to request mortgage insurance removal. Agent explained process. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damages sustained on XX/XX/XXXX. Check for $X.XX issued XX/XX/XXXX endorsed and released, but repairs had not started per comments XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/14/2024
298650681	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2024.  On 02/02/2023, the borrower had an account related inquiry. On 02/13/2023, the borrower scheduled a payment. On 03/15/2023, the borrower scheduled a payment. On 04/18/2023, the borrower scheduled a payment. On 05/16/2023, the borrower scheduled a payment. On 07/21/2023, the borrower made a promise to pay. On 01/17/2024, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The subject property is located in an area declared a XXXX Disaster Area (DR-XXXX) on XX/XX/XXXX, due to XXXX. There
							01/31/2024	03/18/2024
299072230	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2023.  There was no contact with borrower from 02/01/2023 to 02/07/2023. Borrower called 02/08/2023 to schedule trial payment. Servicer called 04/10/2023 and advised borrower that next trial payment is due 05/01/2023. On 05/08/2023 and 05/15/2023 servicer called regarding final modification agreement. Servicer called 06/05/2023 regarding modification agreement. Borrower stated she sent in quit claim deed to remove ex-spouse from title. Borrower called 07/14/2023 to make payment. RFD cited as unemployment. There was no contact with borrower from 07/15/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue noted on XX/XX/XXXX: there is a judgment/lien on property and mortgage is not in lenders name. No evidence issues were resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299867326	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2023.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to know if the re-issued claim checks were received. Advised the borrower that no checks were received. On XX/XX/XXXX, the borrower advised that the attorney that is handling the claim is dragging their feet and possibly hiring a new attorney to release the claim checks. Borrower stated that they paid for all the repair work with their credit cards. On XX/XX/XXXX, the borrower inquired on claim checks and was advised of nothing being received. On XX/XX/XXXX, the borrower discussed claim and advised that they are no longer represented by the attorney due to fraud and or scam. Advised the borrower of waiver of lien document that would need to be signed be all contractors that worked on the property.  On XX/XX/XXXX, the borrower was advised of waiver of liens needing to be signed and notarized. On XX/XX/XXXX, the borrower advised that they would be mailing in the waiver of liens. On 05/26/2023, the borrower was advised that any amount over the monthly payment would go to principal since the loan is current. On XX/XX/XXXX, the borrower confirmed that the waiver of liens was sent and received. On XX/XX/XXXX, the borrower discussed claim and was advised of it still being in review. On XX/XX/XXXX, the borrower was advised of cancelled checks and affidavit relating to damage repairs and taking photos. Borrower advised that the affidavit and photos should not be an issue but they may have difficulty with the checks since it was from 2 years ago. On XX/XX/XXXX, the borrower discussed claim checks and wanted to confirm the bank statements that were sent over.  On XX/XX/XXXX, the claim funds were disbursed to the borrower in the amount of $X.XX. On 11/20/2023, the borrower advised that they made November's payment through the prior servicer. On 12/04/2023, the borrower requested assistance with getting online and advised borrower of user name. There was no further contact with the borrower. Loan is performing and next due for 03/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXXX damage was noted with a date of loss of XX/XX/XXXX. XXXX damage was noted. Comment on XX/XX/XXXX indicated 3 claim checks totaling $X.XX and repairs were complete in XX/XXXX. Per comment on XX/XX/XXXX reflects all funds released and all damages were completed.
							01/31/2024	03/06/2024
299399281	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2023.  There was no contact prior to 02/28/2023.  On 02/28/2023, the third party promised a payment.  On 03/20/2023, the third party stated that the hardship was due to illness of the borrower which has been resolved.  The agent advised that the loss mitigation review is pending financials.  A payment was made.  On 03/28/2023, the authorized third party was told the property has been sold and will go to closing on XX/XX/XXXX.  The servicer advised that the loan will be 3 months delinquent as of 04/01/2023.  The customer stated that is doing the best that can and the loan will be paid off by XX/XX/XXXX. A response to an unspecified dispute was sent on 04/27/2023.  On 05/16/2023, the authorized third party verified the date of death of the borrower as XX/XX/XXXX.  The third party changed the mailing address and requested the removal of the escrow account.  The agent replied that would need to send a written hand request.  On 10/09/2023, the third party promised to call back and schedule a payment.   There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299428006	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2024.  The borrower called on 02/15/2023 and again on 03/10/2023 to make a payment. On 05/29/2023 the co-borrower called stating there was a recent death and made a payment. There was no reference whether the death was regarding a borrower. Contact was established on 06/13/2023 and 08/15/2023 in which the borrower made a payment. Notes on XX/XX/XXXX stated the property was in a XXXX zone for XXXX (DR-XXXX). No damages were detected. From 09/15/2023 through 12/22/2023 the borrower called in each month and made a payment over the phone. The property was indicated to be in another XXXX zone on XX/XX/XXXX XXXX (DR-XXXX). No reference to damages was made. The borrower called on 01/12/2024 to discuss the escrow shortage and its impact on the account. The co-borrower called on 02/15/2024 confirming they reside in the home and made a payment. On 03/13/2024 the borrower requested to remove the paperless communication and made a payment. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298672145	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2024.  There was no contact prior to 02/06/2023.  On 02/06/2023, the borrower disputed the escrow shortage and the payment amount.  The homeowner stated that was on a Covid forbearance plan and was told the payment would be the same afterwards.  However, the loan was transferred to the new servicer and the only options were a modification or short sale.  On 02/10/2023, the customer requested the email address for the servicer.  A written email dispute was received on 02/13/2023.  On 02/27/2023, a payment was made.  A response to the dispute was sent on 03/13/2023.  On 03/29/2023 and 04/27/2023, 05/25/2023, 06/26/2023, 07/24/2023, monthly installment payments were made.  08/09/2023, the homeowner discussed the prior modification.  On 08/29/2023, 096/26/2023, 10/30/2023, 12/01/2023 and 12/26/2023, 02/01/2024, monthly installment payments were made.  On 02/20/2024, the customer inquired about the principal balance, maturity date and other loan details.  The servicer confirmed that the loan had been modified on XX/XX/XXXX.  The Covid forbearance plan was available back in 2020 and 2021 for Covid 19.  On 02/21/2024, a payment was made.  On 02/23/2024, the homeowner called about the interest rate from a previously completed modification.  The customer stated that the rate will be XX% and was forced to sign the modification.  The agent submitted a task to access the modification agreement.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299734206	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2024.  There was no contact with borrower from 02/01/2023 to 09/12/023. Borrower called 09/13/2023 to make payment on account. Borrower called 12/26/2023 regarding renewal of insurance policy. Borrower called 03/02/2024 regarding online account and requested copy of 1098 tax form. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298802912	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2024.  Spoke to the borrower on 03/02/2023 and they promise to pay on 03/16/2023. No contact from 03/17/2023 through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted to be transferred to the loss draft department. Spoke to the customer on XX/XX/XXXX and they called to check the status of the claim and they were informed of two business days to process. Spoke to the customer on XX/XX/XXXX to follow up on claim and they were informed still waiting on endorsed check. The customer was explained the process and next draw would require inspection. Spoke to the borrower on XX/XX/XXXX and they were following up on the claim and informed eight to ten business still waiting on signed CP. Spoke to the borrower on XX/XX/XXXX and was informed of the endorsement of the check and the documents had just been verified. Spoke to the borrower on XX/XX/XXXX and they were informed next draft requires inspection. The customer wanted to request an inspection to be ordered and they were informed of the timeframe. Spoke to the borrower on XX/XX/XXXX and XX/XX/XXXX regarding the status of the inspection and that it had been uploaded and the timeframe. Spoke to the borrower on XX/XX/XXXX and they were informed their was a draw that went out on XX/XX/XXXX. Spoke to the borrower on 02/02/2024 in regards to their escrow and they stated paid something and it made it shorter. The customer was informed to send proof of that. Spoke to the borrower on XX/XX/XXXX regarding final claim check and they were informed need final inspection from contractor and they stated suing the contractor and they do not know how to locate them. Spoke to the borrower on 02/13/2024 and they had a question about their taxes. Spoke to the borrower on 02/16/2024 and they wanted a new escrow analysis. Spoke to the borrower on 03/18/2024 in regards to their payment change effective 05/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXXX declared on XX/XX/XXXX for XXXX and XXXX.
							01/31/2024	03/18/2024
298996283	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2023.  There was no contact prior to 4/3/2023. On 4/3/2023, a payment was made. On 6/5/2023, a payment was made. On 7/19/2023, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298622923	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2023.  There was no contact prior to 3/3/2023. On 3/3/2023, the borrower called for loss mitigation assistance. On 3/9/2023, the borrower advised they sent the loss mitigation packet. On 3/14/2023, the borrower was given direction on the tax form needed. On 3/21/2023, uploaded documents were discussed. On 3/23/2023, it was confirmed that documents were received. On 3/28/2023, the borrower was advised the file is under review. On 4/3/2023, the borrower was advised that the modification was denied. On 4/7/2023, the borrower was advised that government assistance was sent and a reinstatement quote was provided. On 4/12/2023, it was advised there was no sale date on the loan. On 4/12/2023, the borrower called to check the status of the modification. On 4/18/2023, XXXX was discussed. On 4/26/2023, the borrower was advised no communication from XXXX. On 4/29/2023, the borrower was provided with reinstatement figures. On 5/8/2023, the borrower stated they were approved for XXXX and disconnected call. On 5/22/2023, the borrower called to see if XXXX funds were received. On 6/14/2023, the borrower was advised that the XXXX checks were not yet received. On 8/15/2023, the borrower was advised that assumption docs can be sent to remove the other borrower's name. On 11/14/2023, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/08/2024
299142060	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2023.  Prior to 06/14/2023, there was no contact with the borrower. On 06/14/2023, the borrower requested assistance to bring the account current. Borrower advised that property is a rental property and has stopped receiving rental income. On 07/10/2023, the borrower scheduled payment in the amount of $X.XX and discussed 5-month repayment plan from XX/XX/XXXX - XX/XX/XXXX. Borrower scheduled down payment of $X.XX for 08/01/2023. On 08/03/2023, the borrower stated that they will reschedule the down payment since the payment was returned due to insufficient funds. On 08/11/2023, the borrower scheduled a payment in the amount of $X.XX and stated that they do not want loss mitigation assistance. On 08/23/2023, the borrower stated that they will bring the loan current by the end of the year and scheduled a payment in the amount of $X.XX. Borrower stated that they would make the remaining due amount next month. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299956029	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  Prior to 03/01/2023, there was no contact with the borrower. On 03/01/2023, authorized third party inquired on amount that was needed in order to reinstate the account. Advised them of amount needed which included the foreclosure fees and advised them of turnaround time. Chapter XX bankruptcy was filed on XX/XX/XXXX under case number XX-XXXXX. On 04/11/2023, the borrower made a payment in the amount of $X.XX. On 04/12/2023, the borrower stated that the payment they made yesterday was not posted and advised them to contact the bank to confirm. On 05/01/2023, the borrower wanted to reinstate the loan and processed a payment in the amount of $X.XX. On 05/11/2023, the borrower made a discussed payments and was advised of loan being current. Bankruptcy was dismissed on XX/XX/XXXX. On 05/30/2023, the borrower discussed taxes and escrow shortage. On 06/14/2023, the borrower discussed payments and was advised of account being paid through November but the fees were not taken care of. Task was created to adjust the payments and money applied to fees. On 06/21/2023, the borrower was advised that the account was adjusted and funds were applied to fees. On 07/28/2023 and 09/01/2023, the borrower scheduled payments in the amount of $X.XX. On 09/05/2023, the borrower wanted to confirm payment made on 09/01/2023. Advised borrower that payment was received. On 10/02/2023, 11/01/2023, 12/01/2023, 01/02/2024, 02/03/2024 and 03/01/2024, the borrower scheduled payments in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Prior chapter XX bankruptcy with case number XX-XXXXX was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment on XX/XX/XXXX shows XXXX disaster XXXX, XXXX, that was declared on XX/XX/XXXX. No evidence of property damage noted.
							01/31/2024	03/06/2024
298825038	XXXX	XXXX	XXXX	3	[3] Property Damage - Fire - No evidence of repair [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 2/10/2023. On 2/10/2023, the borrower called to confirm where to make payments. On XX/XX/XXXX, the borrower called for insurance information due to XXXX damage. On XX/XX/XXXX, the borrower called to inquire about where the claim check was. On XX/XX/XXXX, the borrower called to see what was required to release funds. On XX/XX/XXXX, documents for insurance claim was discussed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments indicate documents are still required before funds can be released.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299000769	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2023.  There was no borrower contact prior to 04/19/2023.  A written unspecified dispute was received on 02/16/2023.  The response to the dispute was sent on 03/18/2023.  On 04/19/2023, the borrower requested no more phone calls if not able to remove the recording.  A written credit reporting dispute was received on 07/18/2023.  Payment allocation completed to correct 01/17/23 payment posting from principal to 12/15/22 installment. Waived late charges of $X.XX + $X.XX late charges for the total $X.XX assessed since payment posting. Also reclassed the property inspection fees of $X.XX.  The month of May 2023 was corrected to report as current due to payment reallocation completion.  The pay strings were updated.  The final response was sent on 09/18/2023.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299424884	XXXX	XXXX	XXXX	2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2023.  Prior to 02/10/2023, there was no contact with the borrower. On 02/10/2023, authorized third party advised that they will mail in the death certificate. They also requested to assume the loan. Assumption packet was requested to be mailed to them. On 03/07/2023, authorized third party discussed assumption e-mail. Advised them of required information needed. Assumption was processed on XX/XX/XXXX. On 12/26/2023, borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 02/22/2024.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299019635	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2024.  There was no contact with borrower from 02/01/2023 to 02/20/2023. Borrower called 02/16/2023 to make payment and advised other borrower passed away on XX/XX/XXXX. Borrower called 03/17/2023 to make payment on account. Borrower called 03/30/2023 regarding death certificate. Borrower called 04/18/2023 to make payment on account. Borrower called 06/09/2023 to confirm scheduled payment. Borrower called each month from 07/18/2023 to 10/19/2023 make payment. Borrower called 02/16/2024 regarding late fees on account. There was no contact with borrower from 02/17/2024 to 02/29/2024. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298999038	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2024.  The borrower had not called in and there was 1 attempt to contact the borrower from 02/01/2023 to 02/10/2023. On 02/11/2023, the borrower called in to make a payment. The borrower made payments by phone on 03/06/2023, 03/16/2023, 04/14/2023, 05/15/2023 and 07/14/2023. On 08/07/2023, the borrower called on for clarification on credit reporting. The borrower states that the loan is not reporting to the credit bureaus. A payment history was ordered and the borrower was advised that if there is a credit dispute, it would have to be made in writing. The borrower made payments by phone on 08/17/2023, 09/17/2023, 10/13/2023, 11/17/2023, 12/12/2023, 01/17/2024, 02/16/2024 and 03/14/2024. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298855414	XXXX	XXXX	XXXX	3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2024.  There was no contact prior to 2/7/2023. On 2/7/2023, the borrower called to confirm insurance was paid, and was advised it was not. A payment was made. On 3/15/2023, a payment was made. On 5/12/2023, a payment was scheduled. On 6/5/2023, a payment was made. On 6/12/2023, the borrower called to inquire about payment increase, and was advised of the escrow analysis. On 7/14/2023, a payment was scheduled. On XX/XX/XXXX, the borrower called regarding XXXX damage. On 10/4/2023, a payment was scheduled. On 10/18/2023, a payment was processed. On 12/19/2023, a payment was made. On 1/17/2024, a payment was made. On 2/7/2024, a payment was made. On 3/13/2024, a payment was processed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The comments indicate the borrower called regarding XXXX damage. There is no further information documented, and no indication of an insurance claim filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299361493	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2023.  No evidence of contact from 02/01/2023 through 02/23/2023. The borrower called on 02/24/2023 to discuss the forbearance plan ending and loss mitigation options. From 04/07/2023 through 05/31/2023 the notes referenced multiple conversations with the borrower regarding the modification review. On 06/29/2023 the borrower returned a missed call and advised they were now working with the state to reinstate the account. The servicer contacted the borrower on 07/03/2023 to advise them the reinstatement funds were received, and the last trial payment was applied to the July payment. The borrower called on 09/07/2023 to make their payment. There was no evidence of further contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX stated an inspection was completed on XX/XX/XXXX indicating damages to the XXXX and XXXX. No evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
298792101	XXXX	XXXX	XXXX	3
[3] Property Damage - Flood - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2024.  The successor in interest called on 02/17/2023 stating they were running behind with the payment and would also send in the death certificate. The successor called on 03/08/2023 about filling out paperwork and servicer stated could not give out legal advice. A form was re-requested on 05/22/2023. A payment was called in on 06/13/2023. On 06/13/2023 the third party wanted the successor letter sent out. On XX/XX/XXXX the third party advised of a letter they received about paying taxes. The third party also stated had a hardship due to damages and coming out of pocket for the repairs. Third party stated on 07/20/2023 sending in check for payment. The third party later stated on XX/XX/XXXX the home needed repairs due to a XXXX. Third party also requested to have funds in suspense applied. The successor stated on XX/XX/XXXX the home needed a XXXX. An inquiry was made on 10/26/2023 about the payment increase and was informed of taxes being added to escrow. Third party stated on 10/31/2023 taxes were not yet paid. The successor called in a payment on 11/22/2023. Third party was informed on 11/29/2023 the escrow shortage was removed due to an error. On 11/29/2023 the third party called about the tax amount. Third party informed on 12/26/2023 no payment was due. On 01/16/2024 the escrow account and double payment of taxes was discussed along with the refund. The third party called on 01/16/2024 about not being able to make payments online. The servicer stated they needed to register the account on the website. On 02/12/2024 the successor called to determine the amount needed to pay and pay that amount. No further evidence of contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The successor in interest stated on XX/XX/XXXX they had to come out of pocket for damages to the home. The third party later stated on XX/XX/XXXX the home needed repairs due to a XXXX. No evidence a claim was ever filed. No reference to an inspection confirming repairs were completed. The successor stated on XX/XX/XXXX the home needed a XXXX. No further information provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/12/2024
298588910	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2023.  There was no contact with the borrower from 02/01/2023 through 11/28/2023. On 11/29/2023 the borrower called to inquire about the loan status. The agent advised that the modification was denied due to insufficient income. They can reapply and a new application was sent. On 12/06/2023 the borrower stated that they received the notice of determination and will sign and return. On 12/18/2023 the successor in interest called to advise that their bank sent the reinstatement funds. The reason for default was due to the death of the borrower. There has been no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/31/2024
299496658	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2023.  No contact prior to 2/1/2023. On 2/1/2023 the borrower called to discuss the expiring insurance policy. On XX/XX/XXXX the third party called and stated has loss draft funds that need endorsement for XXXX repairs. On XX/XX/XXXX the third party called to discuss the claim funds. No contact from 2/10/2023-10/15/2023. On 10/16/2023 the third party called to confirm the auto payments are still active. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	10/16/2023
299435458	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2024.  Prior to 02/28/2023, there was no contact with the borrower. On 02/28/2023, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower requested a layout of the property so they can get some work done on it. On 04/25/2023, the borrower made a payment in the amount of $X.XX for April's payment. Borrower also requested escrow analysis. On XX/XX/XXXX, authorized third party called in regards to claim check status. Advised them that the check is being prepared for mailing. On 10/24/2023, borrower made a payment in the amount of $X.XX. Borrower also inquired on escrow and advised them of no new information as of yet. On 01/26/2024, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 02/28/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage and new claim was first noted on XX/XX/XXXX. Claim check was mailed to the borrower on XX/XX/XXXX. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299407052	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2024.  On 02/17/2023, the borrower scheduled a payment by phone. On 03/09/2023, the borrower scheduled a payment. On 03/10/2023, the borrower had a payment related inquiry. On 05/22/2023, the borrower inquired about an insurance payment. On 05/23/2023, the borrower scheduled a payment. On 06/22/2023, the borrower scheduled a payment. On 07/13/2023, the borrower made a promise to pay. On 08/11/2023, the borrower scheduled a payment and inquired about their escrow disbursement. On 09/11/2023, the borrower stated they were experiencing financial hardship and requested loss mitigation assistance. On 09/15/2023, the borrower had a loss mitigation inquiry. On 10/09/2023, the borrower stated they had a death in their family, and they need loss mitigation assistance. On 11/03/2023, the borrower had a loss mitigation inquiry. On 11/30/2023, the borrower scheduled a payment. On 01/03/2024, the borrower scheduled a payment. On 01/05/2024, the borrower scheduled a trial payment. On 01/09/2024, the borrower called into discuss their modification. On 01/11/2024, the borrower stated they were in the process of getting their modification documents notarized. On 01/31/2024, the borrower had a modification inquiry. There was no further contact noted. The loan is current as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
298598672	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2023.  Borrower called on 2/15/23 and 3/16/23 to make a payment. Borrower called on 4/12/23 to request a payoff. Borrower called on 4/13/23 and 4/17/23 to request inspection fee waiver. Borrower called on 5/2/23 to request payoff figures. Authorized third party called on 5/3/23 to confirm payoff request was processed. Borrower called on 5/16/23 regarding a XXXX loan they had, and call was transferred. Outbound call on 6/15/23 to collect payment, which borrower then made. Borrower called on 10/17/23 to request fee waiver. Borrower called on 11/29/23 to verify insurance premium was paid, which agent confirmed. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per inspection on XX/XX/XXXX, property is a vacant lot due to XXXX damage. No other details given. Damage not mentioned in subsequent inspections, but no indication of any repairs/rebuild.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299491660	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2023.  No contact prior to 5/30/2023. On 5/30/2023 the borrower called to discuss a credit dispute. This was resolved on 5/31/2023 with corrections made. No further contact was noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/26/2024
299559606	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2023.  Prior to 02/03/2023, there was no contact with the borrower. On 02/03/2023, the borrower made a payment in the amount of $X.XX and advised the borrower of modification, short sale, deed in lieu and reinstatement. Borrower declined options. On XX/XX/XXXX, a repayment plan was approved for 5 months from XX/XX/XXXX to XX/XX/XXXX. On 05/26/2023, the borrower inquired on statement and was advised of payment due for June. On XX/XX/XXXX, the borrower discussed repayment plan and made final repayment plan payment. On 09/15/2023, the borrower made a payment in the amount of $X.XX and provided the borrower with link to reset online password. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299115462	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2023.  There was no contact with borrower from 02/01/2023 to 04/13/2023. Borrower called 04/14/2023 to discuss assistance options on account. RFD cited as temporary curtailment of income due to covid. XXXX funds received on account on XX/XX/XXXX.There was no contact with borrower from 04/15/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/04/2024
299431144	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2024.  On 02/04/2023, the borrower promised to make a payment by 02/08/2023. The borrower made payments by phone on 02/08/2023, 03/08/2023, 04/11/2023 and 05/10/2023. On 05/16/2023, the borrower called in to discuss the escrow letter. The borrower is not happy and disputed the escrow amount. A dispute resolution letter was sent to the borrower on 06/23/2023. The borrower made payments by phone on 07/13/2023, 08/10/2023, 09/14/2023, 10/15/2023, 11/13/2023, 12/14/2023, 01/12/2024 and 02/16/2024. On 02/29/2024, the borrower called in about the 1099 form. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298953759	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2023.  Prior to 08/16/2023, there was no contact with the borrower. On 08/16/2023, authorized third party scheduled a payment in the amount of $X.XX On 08/25/2023, the borrower wanted to confirm payment and was advised of account being current. On XX/XX/XXXX, the borrower noted XXXX damage from XX/XX/XXXX and a claim check in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on claim status and was advised of needing the adjuster's report and that the check would take 6-8 business days after the adjuster's report is received. On XX/XX/XXXX, the borrower called for update and was advised of still needing the adjuster's report. On XX/XX/XXXX, the borrower discussed claim and was advised of documents received from insurance company. Advised the borrower of the time period before releasing claims. Authorized third party followed up on the claim on XX/XX/XXXX and XX/XX/XXXX and was advised of adjuster's report being received on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of claim check being XXXX endorsed and mailed out on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  XXXX damage was noted with date of loss of XX/XX/XXXX. Damages were noted to the XXXX and XXXX. Claim check in the amount of $X.XX was noted on XX/XX/XXXX. Adjuster's report was received as noted on XX/XX/XXXX. Per comment on XX/XX/XXXX, claim check was mailed to the borrower on XX/XX/XXXX and claim was noted XXXX. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298608630	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2023.  There was no contact with borrower from 02/01/2023 to 03/02/2023. Borrower called 03/03/2023 to make payment on account. There was no contact with borrower from 03/03/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
298965711	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to 08/31/2023, there was no contact with the borrower. On 08/31/2023, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower noted that they had 2 checks from insurance company for a XXXX claim and a XXXX claim, both of them were noted with a date of loss of XX/XX/XXXX. Borrower was advised of needing to send the checks in along with the adjuster's report. Both claim checks were flagged for mailing on XX/XX/XXXX and both claims closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on the claim checks and were advised of the checks being mailed. Borrower was advised to allow 8 to 10 business days for the checks to be received. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  XXXX damage and XXXX damage were both noted with a date of loss of XX/XX/XXXX. Separate claims were filed and claim checks in the amounts of $X.XX and $X.XX were noted on XX/XX/XXXX. Claim checks were XXXX endorsement on XX/XX/XXXX and both checks were flagged for mailing on XX/XX/XXXX. Both claims were closed on XX/XX/XXXX. No evidence of damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298651794	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2024.  There was no evidence of contact from 02/01/2023 through 06/14/2023. The borrower called on 06/15/2023 stating they think they made two payments by mistake. The servicer reviewed and stated they only see one payment being processed. The borrower advised would check with their bank and call back. On 06/16/2023 the borrower confirmed a duplicate payment was made and their bank charged a fee. The borrower called back multiple times from 06/16/2023 through 06/21/2023 about the duplicate payment issue. The refund was completed, and issue resolved. On 10/19/2023 the borrower called to advise their spouse passed away. The servicer confirmed the deceased is not a borrower. The borrower called on 11/14/2023 to reschedule a payment. On 12/14/2023 the borrower called about a payment scheduled for 12/22/2023 but was drafted on 12/13/2023. The borrower was advised on 12/15/2023 the payment was scheduled for 12/11/2023 and there was no other payment setup for the month. On 02/01/2024 the borrower called about assistance due to not being able to get the payment in by the due date. On 02/14/2024 the borrower called about post dating a payment. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/14/2024
298937332	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2024.  There was no contact prior to 2/3/2023. On 2/3/2023, the borrower stated they had started the modification process and were in mediation. On 2/6/2023, the borrower was advised of missing documents. On 2/14/2023, the borrower was advised of next steps for modification. On 2/22/2023, the borrower was advised a complete package is required. On 3/3/2023, the borrower stated they would send documents by Monday. On 3/6/2023, the borrower requested assistance filling out documents. On 3/7/2023, the borrower requested assistance with documents. On 3/16/2023, the borrower was advised of the deadline for a complete package. On 3/25/2023, the borrower was advised of the modification approval. On 4/5/2023, the modification packet was discussed. On 5/22/2023, the borrower called to reschedule the payment. On 5/30/2023, the borrower called to discuss payment setup. On 6/20/2023, the borrower indicated that they still had not received the permanent modification documents, and was informed the final trial payment was due 7/1/2023. On 7/5/2023, the borrower stated payment had not cleared their account, and they were advised due to the holiday it may be delayed. On 7/13/2023, the borrower was informed last trial payment received and final modification documents are in process. On 7/21/2023, the borrower confirmed receipt of the modification documents. On 7/28/2023, the borrower called to get the number for the notary. On 7/31/2023, the borrower informed the notary was scheduled. On XX/XX/XXXX, the borrower was informed the documents and first payment were received. On 9/11/2023, the borrower called to follow up on the refund request. On 9/13/2023, the borrower called to follow up on the refund request. On 9/15/2023, the borrower was informed that the refund form was completed. On 9/22/2023, the borrower was provided with the estimated refund completion date. On 9/29/2023, the borrower was advised the refund is still in process. On 10/3/2023, the borrower stated they are waiting on a response on the refund. On 10/4/2023, the borrower was informed that the refund request was still in process. On 10/5/2023, the borrower was informed the escrow check had been issued. On 10/17/2023, the borrower was informed the check was issued on 10/4/2023. On 10/30/2023, the borrower requested the refund be issued to bank account. On 11/16/2023, the borrower expressed they were upset that refund had not yet been received. On 2/6/2024, the borrower stated the loan was modified in XXXX and requested the 1098. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/06/2024
298977733	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2024.  On 03/21/2023, the borrower had an account related inquiry. On 04/14/2023, the borrower inquired about loan refinance options. On 04/24/2023, the borrower requested a 1098 statement. On 04/27/2023, the borrower requested a 1098 statement. On 05/05/2023, the borrower scheduled a payment. On 07/07/2023, the borrower scheduled a payment. On 08/02/2023, the borrower had an account related inquiry and made a promise to pay. On 10/10/2023, the borrower had a payment related inquiry. On 11/10/2023, the borrower initiated a dispute about their loan’s deferred balance. On 11/20/2023, the borrower inquired about their deferred balance. On 11/27/2023, the borrower had a payment related inquiry. On 12/09/2023, the borrower inquired about their written dispute. On 12/12/2023, the borrower inquired about their written dispute. On 12/13/2023, the borrower inquired about their written dispute. On 12/14/2023, the borrower inquired about their written dispute. On 12/15/2023, the borrower inquired about their written dispute. On 12/16/2023, the borrower had an account related inquiry. On 12/18/2023, the borrower requested a payoff statement. On 12/21/2023, the borrower requested a payoff statement. On 01/03/2024, the borrower made a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional BK Case details.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298824050	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2023.  No evidence of contact from 02/01/2023 through 03/09/2023. The borrower was contacted on 03/10/2023 regarding payment due. The borrower stated payments are always scheduled to draft on the 12th and requested to stop calling regarding payments being due. The borrower then called on 04/18/2023 disputing the deferred balance stating per the prior mod agreement the deferred balance was supposed to be forgiven after 12 on time payments were made. The borrower continued to discuss the issue on 05/15/2023 and 07/25/2023. Comments on 09/07/2023 indicated the issue was resolved and the balance was forgiven. There was no further evidence of borrower contact after 07/25/2023. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
298732759	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from 02/01/2023 to XX/XX/XXXX. Borrower called XX/XX/XXXX for insurance information to file claim for XXXX damage. Borrower called XX/XX/XXXX for evidence of insurance. Borrower called XX/XX/XXXX regarding XXXX damage claim. Servicer advised to send in claim check and adjuster report to process claim. No evidence claim check received from borrower or that repairs are completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Claim filed for XXXX damage noted on XX/XX/XXXX. On XX/XX/XXXX servicer advised borrower to send in claim check and adjuster report. No evidence claim check received or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/04/2024
298869562	XXXX	XXXX	XXXX	3	[3] Property Damage - Neglect - No evidence of resolution [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2024.  The borrower had not called in and there were 12 attempts to contact the borrower from 02/01/2023 to 02/27/2023. On 02/28/2023, the borrower made a payment.  On XX/XX/XXXX, the borrower called in to file an insurance claim for a XXXX. On 03/08/2023, the borrower promised to make a payment on payday. The borrower made payments by phone on 03/22/2023, 04/21/2023, 05/19/2023, 06/16/2023, 07/26/2023, 08/31/2023, 09/25/2023, 10/31/2023, 11/24/2023, 12/30/2023, 01/30/2024 and 02/29/2024. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX, the borrower called in for the insurance department to open a claim for a XXXX. No further details were provided and there is no evidence of an insurance funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299489508	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2024.  On 03/27/2023, the borrower inquired about loss mitigation programs. On 01/03/2024, the borrower stated their reason for default was due to borrower illness and discussed loss mitigation programs. On 01/05/2024, the borrower requested the loan’s reinstatement amount. On 01/12/2024, the borrower scheduled a payment. On 01/17/2024, the borrower stated they were working with the XXXXA program. On 01/24/2024, the borrower inquired about modification trial plans. On XX/XX/XXXX, the borrower stated they were approved for XXXXA funds. On 01/30/2024, the borrower scheduled a payment. There was no further contact noted. The loan is current as of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299589737	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2023.  No contact prior to 3/14/2023. On 3/15/2023 the co-borrower called to report the borrower is deceased and how to remove from the loan. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/08/2024
298892543	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							01/31/2024	03/06/2024
299090183	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2023.  Prior to 08/30/2023, there was no contact with the borrower. On 08/30/2023, the borrower stated that they already scheduled an online payment for 09/14/2023. There was no further contact with the borrower. Loan is performing and next due for 01/15/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
298611514	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2023.  On 04/03/2023, the borrower had an account related inquiry. On 11/28/2023, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	11/30/2023
298613536	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2023.  There was no contact with borrower from 02/01/2023 to 02/08/2023. Authorized third party called from 02/09/2023 to 06/30/2023 for assistance options on account and modification review. Borrower opted to decline modification and loan was reinstated with XXXX funds on XX/XX/XXXX. Borrower called 08/15/2023 regarding billing statement. Borrower called 12/04/2023 to make payment on account. There was no contact with borrower form 12/05/2023 to 02/29/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299957255	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2023.  No contact prior to 7/3/2023. On 7/3/2023 the borrower called for payment options and payoff information. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299595498	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact prior to 07/23/2023. The borrower called on 07/24/2023 inquiring when the grace period ends. On 08/04/2023 the borrower promised to pay on 08/16/2023. The borrower inquired on 08/17/2023 about the late fee and payment that was supposed to draft on 08/16/2023. On 08/22/2023 the borrower inquired about a deferment. On 09/06/2023 the borrower scheduled a payment. The borrower called on 10/02/2023 and scheduled a payment. The servicer contacted the borrower on 11/13/2023 at which time the borrower stated wanted to make sure social security income was received before paying. The borrower confirmed they would not be charged a late fee for the last payment. On 12/21/2023 the borrower stated would be making a payment online. The borrower called on XX/XX/XXXX to report a new claim for XXXX damages caused on XX/XX/XXXX. The borrower was contacted on 01/12/2024 to advise their payment was due. On XX/XX/XXXX and XX/XX/XXXX the borrower called regarding status of the claim and insurance checks. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The borrower called on XX/XX/XXXX to report a new claim for XXXX damages caused on XX/XX/XXXX. The claim was classified as XX/XX/XXXX. Two checks for $X.XX and $X.XX were endorsed and released to the borrower on XX/XX/XXXX. No evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298679193	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  The borrower had not called in and there was 1 attempt to contact the borrower from 02/01/2023 to 02/09/2023. On 02/10/2023, the authorized third-party (ATP) called in for loss mitigation options. On 03/01/2023, the ATP accepted the trial modification offer. The ATP made a payment on 04/26/2023 and scheduled the remaining trial payments. On XX/XX/XXXX, the ATP was advised that the final modification has been approved. Contact on 08/30/2023, 09/08/2023, 09/18/2023 and 09/25/2023 were regarding the final modification agreement. The ATP made payments by phone on 10/02/2023, 11/03/2023, 12/07/2023, 01/03/2024, 02/02/2024 and 03/01/2024. There was no further contact with the ATP. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298582775	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  There was no contact with borrower from 02/01/2023 to 02/20/2023. Borrower called 02/21/2023 and requested copy of 1098 tax form. Borrower called 03/22/2023 to cancel automatic payments. Borrower called 04/29/2023 and 05/16/2023 to make payment. Borrower called 06/15/2023 and stated payment was made on 06/14/2023. Borrower called each month from 02/23/2024 to make payments. Borrower called 03/01/2024 to confirm account number. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298939814	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2023.  No contact prior to 2/23/2023. On 2/23/2023 the borrower called for a 401k letter to get reinstatement funds. No contact from 2/24/2023- 4/3/2023. On 4/4/2023 the borrower requested a 401k letter for reinstatement funds. On XX/XX/XXXX the loan was referred to foreclosure. No contact from 4/5/2023- 10/9/2023. On 10/10/2023-11/2/2023 the borrower called for a letter to submit to the 401k to get reinstatement funds. The request was submitted. On 11/30/2023- 12/8/2023 the borrower requested another reinstatement quote. On 12/12/2023-12/18/2023 the borrower called for wiring instructions for reinstatement funds. On XX/XX/XXXX the foreclosure was closed and billed with reinstatement funds being posted. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298994918	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2024.  The borrower had not called in and there were no attempts to contact the borrower from 02/01/2023 to 11/26/2023. On 11/27/2023, the borrower called in about credit reporting. The borrower placed a dispute that credit is being affected and requested a payment history.  A response was sent to the borrower on 12/06/2023. On 02/26/2024, the borrower called in to ask is the payment system was down and was advised to use a different browser. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Bankruptcy information found on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/26/2024
299112013	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2024.  There was no contact prior to 2/24/2023. On 2/24/2023, third party called about changing the due date, and was advised the due date cannot be changed. On 2/27/2023, third party called regarding refinance. On 5/1/2023, the successor stated that their paychecks do not come at the beginning of the month, and was advised of grace period. On 12/7/2023, third party requested a payment history and loan modification documents. On 12/11/2023, the party advised they would make payment 12/13/2023. On 12/14/2023, the party was advised it can take 3-5 days for verification of mortgage. On 2/8/2024, the party advised they were waiting for fixed income check and was informed the 1098 was sent with the statement. On 2/16/2024, third pary called to request a copy of the tax bill. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
298497682	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2023.  The borrower called on 02/08/2023 regarding documents needed for the loss mitigation review. Comments referenced multiple conversations from 02/23/2023 through 06/13/2023 regarding the account status and loss mitigation review. A trial plan was approved as of 06/16/2023. The borrower was informed on 06/26/2023 of the trial plan approval. The borrower also discussed selling the property and trying for a refinance because they did not think they could afford the trial plan. From 07/05/2023 through 10/02/2023 the borrower continued to discuss the modification and make trial payments. The modification was completed on XX/XX/XXXX. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299688674	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2024.  Prior to 02/24/2023, there was no contact with the borrower. On 02/24/2023, the borrower made a payment in the amount of $X.XX. On 03/31/2024, the borrower inquired on payment and was advised of no payment being received. Borrower made a payment in the amount of $X.XX. On 05/10/2023, the borrower discussed payment and made a payment in the amount of X.XX. On 06/13/2023, the borrower scheduled a payment in the amount of $X.XX. On 08/18/2023, the borrower made a payment in the amount of $X.XX. On 09/18/2023, the borrower scheduled payments from 09/2023 to 12/2023. On 01/18/2024, the borrower scheduled payments from 01/31/2024 to 06/30/2024. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  XXXX damage was noted with a date of loss of XX/XX/XXXX. Claim check was noted on XX/XX/XXXX in the amount of $X.XX. Adjuster's report was uploaded on XX/XX/XXXX. Claim check was mailed out on XX/XX/XXXX and claim was closed. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299732076	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2024.  There was no contact with borrower from 02/01/2023 to 03/13/2023. Relief from bankruptcy stay was granted XX/XX/XXXX. Borrower called 03/14/2023 to cancel previously scheduled payment. Borrower called 06/06/2023 to make payment and requested copy of billing statement. Borrower called 06/14/2023 to cancel scheduled payment. Borrower called 06/14/2023 and requested account be updated to accept online payments. Borrower called 07/03/2023 to make payment. Borrower called 07/13/2023 and 07/17/2023 to confirm payment posted to account. Borrower called 09/14/2023 to make payment, Borrower called 09/25/2023 to discuss payment history. Borrower called 11/09/2023 to make payment. Borrower called 12/13/2023 to make payment and requested copy of payment history. Borrower called 12/18/2023 to make payment. Borrower called 01/16/2024 to make payment. Borrower called 01/19/2024 to verify suspense account balance. Borrower called 02/01/2024 to make payment. There was no further contact with borrower. Loan is in active bankruptcy and is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/13/2024
299373907	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2023.  On 02/01/2023, the borrower called in about the payment that was made to principal only. On XX/XX/XXXX, the borrower called in to report that a check was received in the amount of $X.XX for XXXX damage to the property on XX/XX/XXXX. The borrower confirmed that the repairs have already been completed and was advised to send in the check and adjuster’s report. The claim was classified as XXXX and the check was endorsed and released to the borrower on XX/XX/XXXX. On 02/21/2023, the borrower called in to ask about the fees on the billing statement.  There was no further contact with the borrower or contact attempts. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299091996	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent [1] Subject May Not Be 1st Lien - Title company has acknowledged and signed letter of indemnification
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2023.  Not contact prior to 2/1/2023. On 2/1/2023 contact with the borrower to discuss reinstatement. On 2/7/2023 an authorized third party called for the status of the loan and modification. On 2/16/2023 the borrower called for the payment address. The agent also advised the amount is not enough to reinstate the loan. On 2/27/2023 the borrower called for the address to send reinstatement funds of $X.XX. The foreclosure was closed and billed due to funds received. On 3/6/2023 the borrower called to confirm funds were received. On 3/15/2023 the borrower called to see what the next due was. On 4/10/2023 the borrower promised a payment. No contact from 4/11/2023-9/4/2023. On 9/5/2023 the borrower called for money gram information. On 10/5/2023 The borrower called to confirm funds can be received via money gram. On 10/16/2023 the borrower called to see why the payment was not taken. The agent advised was reversed. No further contact reported. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  A senior lien noted on title per comment on XX/XX/XXXX for $X.XX recorded on XX/XX/XXXX to XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	12/09/2023
298928485	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2023.  There was no evidence of contact from 02/01/2023 through 10/19/2023. The borrower called on 10/20/2023 stating the other borrower passed away and wanted to have their name removed from the loan. The borrower called on 11/30/2023 to see if their insurance documents were received yet. No further evidence of borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299677321	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2023.  No contact prior to 2/24/2023. On 2/24/2023 the borrower called to discuss the insurance policy. On 2/28/2023 the borrower called to discuss the loan modification and possible state assistance. No contact from 3/1/2023-5/4/2023. On 5/5/2023 the borrower called to discuss the new modified payment amount. On 5/31/2023 the borrower called and made a payment to reinstate the loan. Also closed the modification. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299783029	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2023.  There was no contact prior to 02/03/2023.  On 02/03/2023, the borrower plans to send the declaration page to show proof of own insurance coverage.  The customer declined pursuing a modification and plans to reinstate the loan.  On 02/08/2023, the customer called to verify the wired funds in the amount of $X.XX were received.  The agent advised that they had not been received yet.  On 03/20/2023, a payment was processed.  On 03/21/2023, the homeowner stated that wired over $X.XX to reinstate the loan and wanted to know the fee breakdown.  The servicer advised that the funds reinstated the loan on 02/09/2023 and the fees were assessed on 02/21/2023.  The customer was instructed to submit a request to have the breakdown of the fees.  The agent confirmed a refund for the lender placed insurance policy mailed on 02/27/2023 would be reissued.  On 04/17/2023, a payment was made.
On 05/17/2023, the borrower called and inquired about the $X.XX in fees on the May statement.  The servicer reviewed the fee breakdown and advised that can pay at any time.  The customer stated that plans to mail in a letter to dispute the fees.  There is no evidence of their receipt.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299042612	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2023.  There was no contact with borrower from 02/01/2023 to 03/19/2023. Borrower called 03/20/2023 to check account status. Servicer called 04/25/2023 to advise of missing documents for workout review. Servicer called 05/15/2023 to discuss assistance options on account. Contact from 05/22/2023 to 06/28/2023 was regarding modification review and modification denial. On XX/XX/XXXX borrower stated she there was XXXX damage to home and insurance paid for repairs. No evidence of claim filed or inspection to verify repairs completed. Borrower called 08/17/2023 to discuss modification denial. There was no contact with borrower from 08/18/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX borrower stated had XXXX damage that insurance has paid for repairs. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299605922	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2023.  There was no contact prior to 2/1/2023. On 2/1/2023, the borrower called to dispute a payment and a payment was made. The borrower called in inquire why the account was showing delinquent, and stated the prior servicer stated the payments for December 2022 and January 2023 did not have to be made. On 2/27/2023, the borrower called in for information on the payment arrangement. On 4/14/2023, the borrower called to process a payment. On 5/12/2023, a payment was processed. On 6/21/2023, a payment was processed. On 7/14/2023, a payment was made. On 8/14/2023, the borrower called regarding late fee and a payment was processed. On 9/15/2023, a payment was made. On 10/13/2023, the borrower called to make a payment but it would not go through. On 10/16/2023, the borrower called to complete the previous payment as the system was previously down. On 11/15/2023, a payment was made. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy; however, no further details are documented.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299580133	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2023.  There was no contact with borrower from 02/01/2023 to 04/05/2023. Credit dispute noted 02/10/2023. Additional information was requested from borrower and issue is resolved. Borrower called 04/06/2023 to make payment on account. Borrower called 05/01/2023 to discuss options on account. RFD cited as illness of borrower. Borrower called 06/02/2023 to make payment and scheduled 2 more payments. Borrower called 06/16/2023 and stated payment was made. Servicer advised of upcoming servicer transfer. Borrower called XX/XX/XXXX to confirm payment scheduled on account for 06/29/2023. Borrower stated loss draft check for XXXX damage is for other property that he owns. Borrower called 07/28/2023 to make payment. Borrower called 08/09/2023 to make payment. On 09/25/2023 borrower stated other borrower makes payments and will have him call. Borrower called 09/29/2023 to make payment and discuss payment increase. Borrower called 10/23/2023 and 11/08/2023 to make payment on account. There was no contact with borrower from 11/09/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299465600	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2023.  Prior to 02/13/2023, there was no contact with the borrower. On 02/13/2023, the borrower made a payment in the amount of $X.XX. On 03/16/2023, the borrower inquired on payment increase and was advised of taxes increasing and that an escrow disclosure was sent to them in January. Borrower made a payment in the amount of $X.XX. On 04/17/2023, 05/16/2023 and 06/15/2023, the borrower made a payment in the amount of $X.XX. On 06/29/2023, the borrower discussed credit reporting and requested proof of payments. Advised the borrower that a verification of mortgage can be sent to them. On 08/17/2023, the borrower made a payment in the amount of $X.XX. On 09/12/2023, the borrower advised that they submitted a payment dispute and wanted the late fees removed from the account. Borrower stated that payments in the past did not accrue a late fee. On 10/12/2023, the borrower made a payment in the amount of $X.XX. On 11/08/2023, the borrower completed a welcome call. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
298824065	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Hardest Hit Funds - Active - Payments Currently Being Made [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2023.  There was no contact with borrower from 02/01/2023 to XX/XX/XXXX Borrower called XX/XX/XXXX regarding insurance claim check. Claim filed for XXXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding endorsement of check. Repairs are not started. Borrower called 05/08/2023 regarding XXXX status on account. Borrower called 07/06/2023 to make payment. Borrower called 07/17/2023 regarding XXXX status. Borrower called 08/04/2023 to make payment on account. Contact with borrower from 08/22/2023 to 09/19/2023 to confirm documents needed for XXXX approval. There was no contact with borrower from 09/20/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Claim filed for XXXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX on XX/XX/XXXX. Repairs are not started.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/12/2024
299334472	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2023.  On 2/24/23 servicer called to collect payment, which borrower could not make. Borrower stated they were working with XXXX. Agent provided website address to check on taxes/insurance. Borrower said they are on a fixed income and agent went over options, including sale of property. On 3/13/23 borrower called to discuss escrow. On 3/16/23 borrower stated they were working with a third party, but still wanted modification information. On 4/21/23 servicer called to go over short sale option, and borrower said they are working with XXXX. Borrower also agreed to provide insurance policy information. On 6/14/23 borrower called to discuss trial modification. On 8/1/23 borrower called for attorney phone number. On 8/3/23 borrower called to make 2 payments. On 9/8/23 borrower called to advise servicer they are working with XXXX. Agent provided foreclosure status. On 10/2/23 borrower stated they are expecting XXXX funds soon and went over new payment amount. Agent advised them of escrow shortage as well. On 10/12/23, borrower called to discuss payment breakdown, which agent went over and mailed to borrower. Servicer called 11/3/23 to collect payment, which borrower then made. On 12/5/23, servicer called to collect payment. Borrower then scheduled the next six payments. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299891523	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2023.  Prior to 02/09/2023, there was no contact with the borrower. On 02/09/2023, the borrower inquired about missing payment for November. Went over payment history with the borrower. Discussed repayment plan. There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298535344	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2023.  No evidence of contact from 02/01/2023 through 03/23/2023. The servicer established contact with the co-borrower on 03/24/2023 regarding the payment. The co-borrower stated to contact the borrower regarding payments. The borrower stated on 04/24/2023 their wife is making the April payment that week.  A payment was scheduled over the phone on 05/01/2023. The borrower called on 05/23/2023 to discuss escrow stating they pay their own taxes. On 07/24/2023 the borrower confirmed routing number for payment. On 11/28/2023 the authorized third party called to advise the co-borrower is deceased. No further evidence of borrower contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299320431	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2024.  On 05/10/2023, the borrower scheduled a payment. On 08/01/2023, the borrower scheduled a payment. On 10/05/2023, the borrower scheduled a payment. On 10/12/2023, the borrower had a payment related inquiry. On 11/29/2023, the borrower scheduled a payment. On 01/08/2024, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/20/2024
298853375	XXXX	XXXX	XXXX	3
[3] Property Damage - Structural - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2024.  On 02/15/2023, the borrower scheduled a payment by phone. On 03/09/2023, the borrower had a payment related inquiry. On 04/03/2023, the borrower stated their spouse is deceased. On 05/11/2023, the co-borrower inquired about the assumption process. On 07/11/2023, the borrower made a promise to pay. On 07/21/2023, the borrower made a promise to pay. On XX/XX/XXXX, the borrower called in to file an insurance claim. On 10/10/2023, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On 11/03/2023, the borrower had a payment related inquiry. On 12/07/2023, the borrower scheduled a payment by phone. On 12/09/2023, the borrower scheduled a payment. On 01/03/2024, thew borrower scheduled a payment. There was no further contact with the borrower. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The borrower filed an insurance claim, on XX/XX/XXXX, due to a damaged XXXX. As of the review date, the claim remains opening pending completion of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299991823	XXXX	XXXX	XXXX	3
[3] Bankruptcy -: Multiple Bankruptcy Filings - 3

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2024.  Prior to 07/05/2023, there was no contact with the borrower. On 07/05/2023, borrower made a payment in the amount of $X.XX. On 07/14/2023, borrower made a payment in the amount of $X.XX They also discussed letter that requested death certificate. On 08/4/2023, the borrower made a payment in the amount of $X.XX. On 09/06/2023, the borrower made a payment in the amount of $X.XX. On 01/24/2024, the borrower discussed flood zone changing and requested for flood insurance to be removed. On 03/05/2024, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for 01/24/2024.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior chapter XX bankruptcy with case number XXXX was dismissed. Prior chapter XX bankruptcy with case number XXXX was dismissed.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299344544	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2024.  There was no contact prior to 02/13/2023.  On 02/13/2023, the borrower called to verify that the payment went through.  The agent advised that it has not posted yet.  On 10/17/2023, a payment was promised.  On 10/30/2023, the customer called to let the servicer know that will be making the payment on the 1tth of each month.  On 01/12/2024, the borrower called about the statement showing that the payment amount has increased.  The agent clarified that the statement is showing late charges and other fees along with the regular monthly payment.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299123439	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2024.  The borrower had not called in and there were 6 attempts to contact the borrower from 02/01/2023 to 01/11/2024. On 01/12/2024, authorized third party (ATP) stated that a XXXX came through their town a couple of days ago and they are not sure when they will be able to make the payment. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298733532	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2023.  The borrower had not called in and there were 8 attempts to contact the borrower from 02/01/2023 to 02/21/2023. On 02/22/2023, the borrower asked about the interest rate change and was advised of the option to refinance. On 02/23/2023, the borrower cited curtailment of income as the reason for default and stated they already mailed a check. On 03/13/2023, the borrower called in for payment and balance information. The borrower called in to make a payment on 04/03/2023. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298696365	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2024.  There was no contact from 02/01/2023 to 12/17/2023. On 12/18/2023, the borrower had a payment related inquiry. On 12/29/2023, the borrower had an escrow related inquiry. On 01/25/2024, the borrower scheduled a payment by phone. On 01/29/2024, the borrower had a modification related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299660925	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower.  Borrower is deceased. Loan has been performing for the duration of the review.
							01/31/2024	03/06/2024
299039387	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2023.  On 2/8/23, servicer called to collect payment, and borrower promised to make payment by 2/16/23. On 3/16/23, servicer called to collect payment, and borrower stated they already submitted payment yesterday. On 4/13/23, servicer called to collect payment, and borrower promised to pay next week. On 12/26/23, servicer called borrower regarding escrow shortage. Borrower made payment and requested shortage to be spread over 48 months. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/22/2024
298960222	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  The borrower had not called in and there were 3 attempts to contact the borrower from 02/01/2023 to 02/06/2023. On 02/07/2023, the Successor in Interest (SII) promised to make a payment on Friday. On 04/18/2023, the SII called in to request loss mitigation assistance. Contact on 05/02/2023, 05/08/2023, 05/30/2023, 06/08/2023, 06/16/2023, 06/26/2023, 07/14/2023, 07/28/2023, and 08/11/2023 was regarding loss mitigation review, which was denied. The SII reinstated the loan on 08/25/2023. The SII made a payment on 09/12/2023. On 11/09/2023, the SII called in to verify that ACH payments are scheduled for the 9th of each month. On 03/01/2024, the SII called in to verify that the ACH payments were scheduled for the 15th of each month. There was no further contact with the SII. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299262741	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2024.  Prior to 02/03/2023, there was no contact with the borrower. On 02/03/2023, the borrower discussed retention review and missing documents. On 02/15/2023, the borrower inquired on account updates and was advised to send in updated lease agreement and bank statements. On 03/17/2023, the borrower was advised of upcoming service release. On 04/14/2023, the borrower was advised that they would receive a welcome letter and borrower requested loss mitigation application. On 04/21/2023, the borrower advised that they were on a review for a loan modification with the prior servicer. Borrower stated that they were going to send in the modification documentation. XXXX disaster for XXXX, XXXX, was declared on XX/XX/XXXX. On 05/04/2023, the borrower discussed loan status and loan modification. On 05/09/2023, the borrower discussed loan modification and was advised of waiting on values to be updated. On 05/22/2023, borrower discussed loan modification and advised them of trial modification plan that starts on 07/01/2023. Borrower made a payment for today and scheduled other two trial payments. On 07/14/2023, the borrower discussed terms of the final modification agreement. On 07/26/2023, the borrower advised that they sent the final modification agreement. On 07/31/2023, the borrower discussed modification and advised them that the signed modification was received. Loan modification was processed on XX/XX/XXXX. On 08/15/2023, the borrower discussed automated payments and was advised payment due for 10/01/2023. On 08/25/2023, the borrower discussed payment increase due to the booked modification. Advised the borrower of interest rate increase. On 08/28/2023, the borrower was advised that a deferment could not be done and that the modification could be reversed but they would be responsible for the outstanding balance. On 09/07/2023, the borrower discussed credit reporting and was upset at the credit score being reduced by 100 points. Borrower was advised of credit hit due to the loan be delinquent prior to the modification. Advised the borrower to send in dispute in writing. On 09/13/2023, the borrower discussed modification and advised that they were not in a right frame of mind when they were doing a modification. On 11/06/2023, the borrower requested a password reset and was advised of escrow shortage. On 11/08/2023, the borrower discussed modification and deferment. Advised the borrower that they were not eligible for a deferment. On 02/12/2024, the borrower made a payment in the amount of $X.XX There was no further contact with the borrower. Loan is performing and next due for 02/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXXX disaster XXXX, XXXX, as declared on XX/XX/XXXX. No property damage was noted.
							01/31/2024	03/08/2024
299777472	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2024.  No contact prior to 5/26/2023. On 5/26/2023 the borrower called to discuss the default reason of excessive obligations and made a payment. Also discussed a repayment plan. On XX/XX/XXXX the repayment plan was approved from XX/XXXX-XX/XXXX with payments of $X.XX. The repayment was denied on 9/11/2023 due to no payment received. The loan was referred to foreclosure on XX/XX/XXXX. No contact with the borrower from 5/27/2023-10/26/2023. On 10/26/2023 contact made with the borrower to advise of the foreclosure status. A trial modification was approved on 11/2/2023 with payments of $X.XX due from XX/XXXX-XX/XXXX. On 11/3/2023 contact made with the borrower to advise of the approved trial modification. On 12/1/2023 the borrower called and made a payment. No contact from 12/2/2023-01/18/2024. On 1/19/2024 the borrower called to make a payment and discuss the final modification. On 1/29/2024 contact made with the borrower to discuss the final modification. The modification was completed on XX/XX/XXXX. On XX/XX/XXXX the foreclosure was closed and billed. On 3/4/2024 the borrower called and made a payment. No further contact reported. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299405328	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2024.  No evidence of contact from 02/01/2023 through 03/06/2023. On 03/07/2023 the borrower called regarding payments they authorized. The borrower called in a payment on 04/11/2023. On 08/16/2023 the borrower disputed late fees. The borrower requested to have late fees waived on 08/18/2023. The borrower continued to discuss the dispute and late fees on 09/11/2023. A final response was issued on 09/14/2023. No further mention of a dispute. On 12/12/2023 the borrower called regarding issues with making a payment on the website. The borrower later inquired on 02/13/2024 about late fee for 7/2023. The servicer stated the June fee was waived; therefore, they could not waive the July one. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299915292	XXXX	XXXX	XXXX	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2023.  No contact prior to 2/3/2023. On 2/3/2023 the borrower called to discuss loss mitigation efforts due to excessive obligations. On 2/9/2023-3/10/2023 contact made to discuss loss mitigation efforts. No contact from 3/10/2023- 5/1/2023. On 5/2/2023 the borrower called and made a payment. No contact from 5/3/2023-6/27/2023. On 6/28/2023-6/30/2023 the borrower called and stated will return the final modification documents. On 7/5/2023 the borrower called and made a payment. Also discuss the modification. On XX/XX/XXXX the modification was processed. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX comments reflect the property is vacant due to XXXX damage. No evidence a claim was filed, funds received or damage repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299249851	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2023.  There was no borrower contact prior to 02/02/2023.  On 02/02/023, the customer called to inquire on the overdue fees.  The agent advised that these are late fees from the previous servicer.  The homeowner was instructed that needs to send a written dispute regarding the fees.  On 02/15/2023, the payment history was reviewed.  On 03/30/2023, the escrow account activity was discussed.  On 07/05/2023, the servicer provided the email address for the insurance policy to be sent.  On 08/22/2023, the customer was transferred to the insurance department.  On 09/18/2023, the servicer advised that the association excludes wind coverage, therefore interior insurance for wind damage is required.  On 09/27/2023, the homeowner called to get general information on the loan and payments.  On 10/05/2023 and 10/17/2023, the borrower called and discussed the negative escrow balance and wanted to know why is still being charged for the lender placed wind policy.  The servicer replied that they had not yet received proof of insurance.  On 10/24/2023, the homeowner requested a refund for the insurance policy since the condo association provides it.  The servicer requested that the borrower sent proof of previous insurance.  On 11/07/2023, the customer requested a copy of the pay history to be sent by mail.  On 11/21/2023, the borrower called and discussed the escrow analysis letter.  The agent replied that the lender placed windstorm insurance policy, and this caused the increase in the payment.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299924331	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2024.  There was no borrower contact from 02/2023 to 10/23/2023. On 10/24/2023, the borrower called in to update their insurance policy details. On 11/27/2023, the borrower had an insurance related inquiry. On 12/19/2023, the borrower had an inquiry about their loan’s transfer. On 01/05/2024, the borrower had an escrow disbursement related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298983108	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there was 70 contact attempts made to the borrower with no contact. Loan is performing and next due for 02/01/2024.
							01/31/2024	03/18/2024
299880037	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2024.  The borrower made a payment on 02/01/2023. On XX/XX/XXXX, the borrower was advised that the modification was completely booked and the next due date and payment. The borrower made payments by phone on 03/07/2023, 04/03/2023, 05032023, 06/01/2023, 06/30/2023, 08/02/2023, 09/08/2023, 10/17/2023, 11/04/2023, 12/05/2023, 12/30/2023, 02/02/2024 and 03/01/2024. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299472246	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2023.  There was no contact prior to 4/13/2023. On 4/13/2023, the co-borrower stated there is no income and will reapply when fixed income letters were received. On 4/19/2023, the borrower was advised of the status of the account and was advised of sale date. On 5/19/2023, the borrower advised that they applied for XXXX. On 5/30/2023, the borrower advised that they applied for XXXX and they intend to apply for modification. On 6/15/2023, the borrower advised the spouse passed away and requested the documents be resent. On 6/23/2023, the XXXX program was discussed with the borrower. On 6/27/2023, the borrower called for the status of the modification. On 6/29/2023, the borrower advised that XXXX will be reaching out. On 8/25/2023, the borrower stated they were working with a 3rd party for a grant. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/12/2024
298639526	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2024.  Authorized third party called 02/01/2023 to discuss covid assistance options on account. Covid forbearance active until 04/01/2023. Contact from 02/07/2023 to 03/20/2023 was regarding covid post-forbearance options. Authorized third party called 04/19/2023 and requested forbearance extension. RFD cited as unemployment. Authorized third party called 04/28/2023 and was advised forbearance was extended. Servicer called 05/08/2023 to discuss forbearance. Authorized third party called 06/21/2023 regarding assistance options. On 07/05/2023 servicer called and advised of 6 month deferral approval with payment of $X.XX. Deferral was completed XX/XX/XXXX. Authorized third party called 10/02/2023 to make payment. Authorized third party called XX/XX/XXXX to report new XXXX damage claim, date of loss XX/XX/XXXX. . Claim funds received in the amount of $X.XX on XX/XX/XXXX. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim. XXXX% inspection received XX/XX/XXXX and all funds have been released. Borrower called 01/04/2024 to make payment. There was no contact with borrower from 01/05/2024 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298665442	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  XXXX and XXXX damage inside.  Property repairs have not started.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower over the twelve month period. Loan is showing it is performing.
							01/31/2024	03/11/2024
299434237	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2024.  On 02/28/2023 the modification process and approved trial modification plan was discussed. On 05/15/2023 the borrower stated the reason for default was due to a few job losses caused by Covid19. The borrower requested that a new appointment be scheduled with the notary. On 05/18/2023 the borrower stated that they will be meeting with the notary and will send in probate information. The co-borrower is deceased. On 06/06/2023 the borrower was concerned that the modified payment wans not received. The call was transferred to the loss mitigation department. On 06/14/2023 and 01/18/2024 the borrower scheduled a payment. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299460058	XXXX	XXXX	XXXX	3
[3] Bankruptcy -: Multiple Bankruptcy Filings - 2

[3] There is evidence of property damage.

[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2023.  There was no borrower contact prior to 02/23/2023.  On XX/XX/XXXX, the homeowner called to report a new claim had been filed due to XXXX damage that occurred on XX/XX/XXXX.  The borrower promised to mail the first claim check for $X.XX.  From XX/XX/XXXX to XX/XX/XXXX, the insurance claim status was discussed.  On 08/30/2023, a payment was made.  On XX/XX/XXXX, the customer called regarding the claim status and was informed that the final draw was mailed on XX/XX/XXXX.  On 11/29/2023, the borrower called a letter regarding pre-foreclosure options.  The agent confirmed that the loan is current and that could disregard the letter.  The homeowner was instructed that could view the payment history online.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  A prior Chapter XX bankruptcy (case #XXXX) filed on XX/XX/XXXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  A XXXX claim was filed for XXXX damage that occurred on XX/XX/XXXX.  Claim funds totaling $X.XX were deposited into restricted escrow by XX/XX/XXXX.  The inspection reported that the repairs were XXXX% completed per notes dated XX/XX/XXXX.  There is no evidence that all repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298962325	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2023.  There was no contact prior to 2/2/2023. On 2/2/2023, the borrower was informed the loan modification was approved. On 2/28/2023, the borrower called to make a trial payment. On 3/31/2023, the borrower called to make the second trial payment. On 5/9/2023, the borrower stated they met with the notary. On 6/20/2023, the borrower requested to reconsider the plan due to credit reporting. On 8/7/2023, the deferred balance was explained to the borrower. On 9/5/2023, the borrower called to make a payment. On 10/9/2023, a payment was processed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299154719	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The borrower reported XXXX damage from prior to the review. Claim funds of $X.XX was received and sent for XXXX on XX/XX/XXXX. The funds were mailed on XX/XX/XXXX vis USPS. Additional funds of $X.XX were received on XX/XX/XXXX classified as XX/XX/XXXX then mailed via USPS on XX/XX/XXXX. and sent. No repair status was provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower within the review period. No attempts made as the loan is active bankruptcy.
							01/31/2024	03/06/2024
299108471	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2024.  There was no contact prior to 2/16/2023. On 2/16/2023, the borrower called to make a payment. On 3/16/2023, a payment was processed. On 4/13/2023, a payment was processed with late fees. On 5/16/2023, a payment was scheduled. On 6/16/2023, a payment was processed. On 7/25/2023, third party called in to make a payment and check on the tax penalty dispute. On 8/16/2023, a payment was scheduled. On 9/18/2023, third party requested a one time late fee waiver. On 11/28/2023, a payment was scheduled. On 1/25/2024, a verbal payoff quote was provided. On 2/15/2024, a payment was scheduled. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298609192	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2023.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on owner's affidavit and was advised that it was sent to them by e-mail. Advised the borrower to send in the claim check and adjuster's report. On XX/XX/XXXX, the borrower was advised of claim check and document received on XX/XX/XXXX. Advised borrower of processing times. On XX/XX/XXXX, the claim check was mailed and claim closed. There was no further contact with the borrower. Loan is performing and next due for 03/01/2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  XXXX damage was first noted on XX/XX/XXXX. Damage was noted to the XXXX. Claim check in the amount of $X.XX. Adjuster's report and claim check was received on XX/XX/XXXX. Claim check was mailed on XX/XX/XXXX and claim was closed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
298480312	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2023.  No evidence of contact prior to 05/08/2023. The authorized third party called at that time to regarding a loss mitigation letter and wanted to assume the loan. The third party discussed the assumption denial on 05/15/2023. On 05/22/2023 the third party made two payments and wanted instructions on an assumption. The third party was informed on 06/05/2023 the only way to get on the loan was a refinance. No further evidence of contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298710036	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2023.  On 03/15/2023 the borrower called to request a payment history. On 04/10/2023 the borrower stated that they do not agree with the escrow amount and will not make the payment until an update on their research request is received. On 05/05/2023 the borrower called to discuss the escrow shortage. On 05/17/2023 the borrower had questions regarding the payments and the taxes. On 05/31/2023 the borrower called to make a payment. On 06/22/2023 the borrower wanted to dispute the escrows that were added for taxes that the borrower already paid. The agent informed the borrower to write in about fee waivers and escrow removal. The agent assisted the borrower with registering the account online and a payment was made. There has been no further communication with the borrower from 06/23/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	11/16/2023
299001469	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2024.  No contact prior to 2/17/2023. On 2/17/2023 the authorized third-party spouse called to discuss the billing amount. No contact from 2/18/2023-4/13/2023. On 4/14/2023 the authorized third party called to discuss the insurance carrier. On 6/2/2023 the borrower called to make a payment. The chapter XX bankruptcy was discharged on XX/XX/XXXX. No further contact reported. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Prior to the review a claim was opened with unspecified damages and claim information provided. On XX/XX/XXXX a letter sent to the borrower for the repair status. On XX/XX/XXXX With funds remaining on file a letter was sent to the borrower for status. On XX/XX/XXXX a non-responsive letter was sent to the borrower. No repair status provided, or claim details noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299552993	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2024.  The borrower had not called in and there were no attempts to contact the borrower from 02/01/2023 to 05/09/2023. On 05/10/2023, the borrower called in to ask if the interest rate is changing. On XX/XX/XXXX, the borrower called in to report an insurance claim for XXXX and XXXX damage to the property. Contact on XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim. On 09/20/2023, the borrower called in for the interest rate. On 01/31/2024, the borrower stated that they pay online and was advised that they could pull up the 1098 online as well. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXXX and XXXX damage to the XXXX of the property on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/31/2024
299391072	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to discuss their loss draft claim check. On XX/XX/XXXX, the borrower confirmed the inspection had been scheduled. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. On 03/07/2023, the borrower made a promise to pay. On XX/XX/XXXX, a XX% inspection was received. On 03/21/2023, the borrower had a payment related inquiry. On 04/24/2023, the borrower had a payment related inquiry. On 06/21/2023, the borrower made a payment by phone. On 07/17/2023, the borrower made a payment by phone. On 07/26/2023, the borrower had a payment related inquiry. On 08/03/2023, the borrower had a payment related inquiry. On 08/21/2023, the borrower made a payment. On 08/22/2023, the borrower had a payment related inquiry. On 08/29/2023, the borrower made a promise to pay. On 09/12/2023, the borrower made a promise to pay. On XX/XX/XXXX, the borrower inquired about a loss draft claim endorsement check. On XX/XX/XXXX, the borrower inquired about a loss draft claim endorsement check. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
299177884	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2024.  There was no contact prior to 02/23/2023.   On 02/23/2023, the customer inquired about liability coverage. On 04/19/2023, the borrower spoke with the insurance department.  On 04/21/2023, the homeowner made a payment. On XX/XX/XXXX, the customer called to discuss loss draft endorsement.  On 08/21/2023, the borrower made a payment. On XX/XX/XXXX, the homeowner discussed the necessary paperwork that needs to be submitted to receive claim funds.  On XX/XX/XXXX, the borrower stated that the contractors have not done any repairs yet. The agent confirmed that a check for $X.XX was mailed on XX/XX/XXXX. The servicer advised that an inspection and waiver are required to release the balance of the funds. The claim process was discussed. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other XXXX  A XXXX claim was filed for XXXX damage that occurred on XX/XX/XXXX.  Claim funds totaling $X.XX were received per notes dated XX/XX/XXXX.  A total of $X.XX in claim funds has been released as of XX/XX/XXXX.  On XX/XX/XXXX, the homeowner confirmed that none of the repairs have started yet.  The agent advised that an inspection and waiver are required to release the remaining funds.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299502406	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2023.  Only customer contact was on 7/18/23, when authorized third party called to request a new welcome letter be sent. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damages first noted XX/XX/XXXX. Claim was filed, and $X.XX has been disbursed, but claim itself is being litigated. Damages still not repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299914756	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On 02/15/2023 the borrower called to discuss a letter they received. The agent advised that they have an active cease and desist on file and would need to send a letter to have that removed. On 03/14/2023 the borrower called regarding a letter they received. The agent advised that a one time payment was processed for March. On XX/XX/XXXX the borrower called to check on the status of the claim for XXXX damage that occurred on XX/XX/XXXX. The borrower stated that they were not living in the property and was unaware that there was damage. The borrowers XXXX was residing in the property when the claim was filed. They stated that the home is repaired. The agent advised that they can perform an inspection or make an exception since the property was repaired a long time ago. A repair completion document was received on XX/XX/XXXX and the claim has been closed. There has been no further contact with the borrower from 03/30/2023-01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/29/2024
299317685	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2023.  There was no contact prior to 2/2/2023. On 2/2/2023, the borrower called to confirm receipt of the modification application. On 2/21/2023, the borrower called to check the status of the modification. On 2/28/2023, the borrower called to confirm receipt of trial documents. On 5/10/2023, the borrower called to state they made the last trial payment. On 5/22/2023, the borrower inquired about final modification documents. On 5/24/2023, the borrower stated they would be out of the country and was advised the final documents were mailed. On 5/30/2023, the borrower stated the ex spouse is on the documents and was instructed to send in divorce decree. On 7/3/2023, the borrower indicated that they should have documents needed to remove spouse's name from modification documents. On 7/19/2023, the borrower was given information on the last monthly payment. On 7/27/2023, the modification documents were discussed. On 7/28/2023, the borrower confirmed they received new modification documents. On 8/15/2023, the borrower called to update the email on the account. On 8/21/2023, the borrower called for credit reporting questions and was advised that credit does not report during review period. On 9/5/2023, the borrower requested assumption documents. On 9/11/2023, the borrower called to express concern with ex spouse receiving loan information. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/11/2024
298899784	XXXX	XXXX	XXXX	2	[2] Hardest Hit Funds - Active - Payments Currently Being Made [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2023.  There was no contact with the borrower from 02/01/2023 through 07/09/2023. On 07/10/2023 an authorized third party wanted to know if the servicer will accept $X.XX. The agent advised that the borrower will have to apply for XXXX and the payment will bring the past due amount to under $X.XX. On XX/XX/XXXX the borrower called to confirm that the payment was received. The agent advised that no funds were received. On 07/25/2023 an authorized third party called to request a payoff quote. On XX/XX/XXXX the borrower gave verbal authorization to speak with a XXXX. The third party wanted to know if they received the $X.XX that was sent in. The agent advised that the loan is in foreclosure and no funds were received. On 10/26/2023 the borrower inquired about the status of the foreclosure. On 11/08/2023 the borrower called to request a payoff quote. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is release from stay granted.  Relief was granted on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299259989	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2023.  There was no contact with borrower from 02/01/2023 to 02/02/2023. Borrower called 02/02/2023 regarding final modification documents. Borrower called 03/23/2023 regarding returned payment. Borrower is deceased noted on XX/XX/XXXX. Surviving spouse has been named successor. There was no contact with any authorized parties from 03/24/2023 to 02/29/2024. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/31/2024
298624078	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact throughout the review period. No attempts made. The loan is performing.
							01/31/2024	03/15/2024
299895266	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2024.  There was no evidence of contact from 02/01/2023 through 02/20/2023. The borrower called on 02/21/2023 stating they could not afford a repayment plan and scheduled a single payment. On 02/25/2023 the borrower stated they found a new job and intended to bring current in March.  The borrower stated on XX/XX/XXXX they could not bring the loan current but could make two payments. The borrower also accepted a three-month repayment plan. The borrower discussed the plan on XX/XX/XXXX. The borrower stated on XX/XX/XXXX they could not make the XXXX payment on the plan until XX/XX/XXXX. On 06/14/2023 the borrower stated would make their payment at end of the week. The borrower was contacted on XX/XX/XXXX regarding the loan status. The borrower made a payment and was informed they had one final payment due under the repayment plan. The borrower called in their payment on XX/XX/XXXX. On XX/XX/XXXX the borrower advised of a claim for XXXX damages. The borrower was contacted on 02/22/2024 regarding the February payment. The borrower stated would make the next day. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other XXXX.  The borrower called on XX/XX/XXXX to report a claim for XXXX damages caused on XX/XX/XXXX. The check for $X.XXX was sent back to the borrower on XX/XX/XXXX due to missing their endorsement. No evidence of the borrower signing and returning the check. No reference to any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299046473	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2023.  The comments were limited. The borrower called on 02/06/2023 to make a payment; however, the system did not recognize the routing number. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
298931295	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2023.  Prior to 06/30/2023, there was no contact with the borrower. On 06/30/2023, authorized third party made a payment and advised of the borrower being deceased. Authorized third party advised of being the spouse of the borrower and stated that they will send in a copy of the death certificate. On 08/01/2023, authorized third party stated that they would make a payment by the end of the month. On 08/30/2023, authorized third party was advised of 4 payments being past due. They made 2 payments today and advised that they would make another 2 payment until they were caught up. On 10/05/2023, authorized third party wanted to make 2 payments and discussed repayment plan. Repayment plan would be 12 months from XX/XX/XXXX to XX/XX/XXXX with a down payment of $X.XX due on XX/XX/XXXX and monthly payments of $X.XX. On 10/31/2023, authorized third party advised that they could not make the down payment and wanted to assume the loan in their name. Advised them of the documents needed. They scheduled 2 payments in the total amount of $X.XX. On 11/30/2023, authorized third party made a payment in the amount of $X.XX and requested payoff quote. They said that they are in the process of provided successor in interest information. There was no further contact with the borrower. Loan is preforming and next due for 02/01/2024.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
298472318	XXXX	XXXX	XXXX	3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2024.  On 02/01/2023, the borrower inquired about repayment plan. On 02/09/2023, the borrower made a promise to pay. On 02/17/2023, the borrower made a promise to pay. On 02/22/2023, the borrower scheduled a payment by phone. On 03/01/2023, the borrower had a payment related inquiry. On 03/06/2023, the borrower made a payment. On 04/07/2023, the borrower started they fell behind on their payments due to XXXX repairs. On 06/05/2023, the borrower scheduled a payment. On 06/23/2023, the borrower had a payment related inquiry. On 07/20/2023, the borrower had a payment related inquiry. On 08/02/2023, the borrower stated they were experiencing excessive obligations and made a promise to pay. On 08/25/2023, the borrower had an account related inquiry. On 10/09/2023, the borrower made a promise to pay. On 11/03/2023, the borrower made a promise to pay. On 11/10/2023, the borrower made a payment. On 12/07/2023, the borrower had a payment related inquiry. On 01/05/2024, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX, the borrower stated they fell behind on their payments due to XXXX repairs. There is no indication that a loss draft claim was filed or that the repairs were 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299390785	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2023.  There was no contact prior to 6/6/2023. On 6/6/2023, the borrower called regarding prior fraud. The borrower called to set a password, and update the contact information. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
298490518	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2023.  There was no contact prior to 4/12/2023. On 4/12/2023, the borrower was provided website information and a payment was processed. On 6/14/2023, the borrower stated they never received the escrow refund and inquired how the escrow is short. The borrower requested to have funds placed back in escrow. On 7/19/2023, the borrower was advised that the escrow check was applied to the account. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was declared in a XXXX disaster area for XXXX on XX/XX/XXXX. No damage documented.
							01/31/2024	03/11/2024
299522774	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2024.  There was no contact prior to 03/14/2023.  On 03/14/2023, the borrower was informed that would need to reapply for a modification with the new servicer.  From 03/22/2023 to 07/10/2023, the modification status was discussed.   On XX/XX/XXXX, the borrower stated that the funds paid on XXX were posted incorrectly.  The servicer advised the XXX paid on XX/XX/XXXX and the reinstatement quote was good through 12/30/2022.  The agent reviewed the payment history and requested a copy be mailed to the homeowner.  The customer needs to submit a request in writing for previous payment history.  The dispute appears resolved as there was no further communication.  From 07/15/2023 to 09/05/2023, the modification status was discussed and confirmed the hardship as curtailment of income which has been resolved.  On 09/08/2023, a reinstatement quote was requested.  From 9/12/2023 to 09/22/2023, the required modification documents were discussed.  On 09/25/2023, the authorized spouse had questions about the short sale process.  From 10/02/2023 to 10/13/2023, the required documents for the modification were discussed.  On 10/17/2023, the servicer confirmed that the modification is under review until 11/03/2023.  On 10/18/2023, the XXXX status was discussed.  On XX/XX/XXXX, the authorized third party was informed that the funds from the XXXX would be accept and the modification would be cancelled.  The hardship was due to excessive obligations.  On 10/25/2023, the customer stated that sent the letter to cancel the loan modification.  The homeowner plans to do the XXXX.  On 10/27/2023, the borrower called to inquired if a payment from the XXXX has been received.  The agent confirmed that no payment had been received.  On XX/XX/XXXX, the servicer confirmed that the foreclosure was closed since the loan was reinstated and next due for 12/01/2023.  The homeowner confirmed that does not need any further mortgage assistance since the modification was declined.  On 11/06/2023, the customer called for a breakdown of the reinstatement.  On 12/15/2023, a payment was made.  On 01/11/2024, a payoff quote was requested with a good through date of 02/10/2024.  On 01/30/2024, the borrower promised to make a payment tomorrow.  The servicer discussed a repayment plan.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299436711	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2024.  There was no contact prior to 2/10/2023. On 2/10/2023, the borrower was advised of approved modification. On 2/27/2023, the borrower set up their first trial payment. On 4/3/2023, the borrower called to set up their second trial payment. On 4/25/2023, the borrower was advised the next payment was due 5/1/2023. On 5/5/2023, the borrower was advised modification agreement will be sent Federal Express. On 5/17/2023, the borrower was advised that the notary needs to be contacted and documents returned. On 9/6/2023, a payment was processed. On 10/2/2023, the borrower called to set up a payment. On 12/4/2023, a payment was made. On 2/22/2024, a payment was scheduled. On 3/18/2024, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299153884	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2023.  The borrower called on 02/01/2023 to follow up on their trial payment plan. The servicer stated the final trial payment was scheduled for that day. On XX/XX/XXXX the borrower called for an update on their insurance claim. The call was transferred; no further provided. The modification was complete don XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the borrower called for an update on the insurance claim check released to servicer on the XXth. The servicer advised still waiting on receipt of check and estimate. The borrower was informed on XX/XX/XXXX the check for $X.XX was received and deposited on XX/XX/XXXX. On 03/06/2023 the borrower inquired about the payment not auto drafting. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  A claim was filed for XXXX damages caused on XX/XX/XXXX. A check for $X.XX was received on XX/XX/XXXX. It was determined that the account was current at time of claim being filed and an inspection was not needed. The funds were released as of XX/XX/XXXX. No evidence of repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	01/11/2024
298969974	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2024.  There was no contact prior to 3/8/2023. On 3/8/2023, third party called to make a payment. On 3/9/2023, the borrower notified that the co-borrower passed away. On 3/17/2023, the party was instructed to contact the bank as the payment did not clear. On 4/4/2023, a payment was processed. On 5/8/2023, a payment was made. On 6/27/2023, a payment was made. On 7/12/2023, a payment was made. On 8/9/2023, a payment was made. On 9/5/2023, a payment was made. On 9/8/2023, party had questions regarding an email received and statement. On 10/9/2023, a payment was made. On 11/6/2023, a payment was made. On 12/11/2023, a payment was made. On 1/11/2024, a payment was made. On 2/9/2024, a payment was made. On 3/6/2024, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299330320	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2024.  There was no contact with borrower or authorized party from 02/01/2023 to 02/26/2023. Borrower is deceased. Authorized third party called 02/27/2023 to make payment on account and requested deferral. Servicer advised unable to defer payments.  Authorized third party called 03/02/2023 regarding insurance letter. Borrower called 03/10/2023 regarding payment that was returned. Authorized third party made payment on account. Authorized third party called 03/13/2023 regarding insurance premium. Authorized third party called 05/18/2023 to make payment  Authorized third party called XX/XX/XXXX to file insurance claim for XXXX damages for date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. On XX/XX/XXXX Authorized third party called for release of funds, stating repairs are XX% completed. Servicer advised most recent inspection show XX% completed and requested new inspection. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim funds and inspection. XX% inspection was received on XX/XX/XXXX and all funds have been released. Claim is closed. Authorized third party called 08/29/2023 to make payment on account. Authorized third party called XX/XX/XXXX and stated contractor is putting lien on property. Servicer advised funds were sent to contractor in the amount of $X.XX. Authorized third party called 09/22/2023 to make payment. Authorized third party called 10/02/2023 to make payment. Authorized third party called 12/20/2023 to make payment by credit card. Servicer advised cannot take credit card for payments. Authorized third party called for assistance options on account. Authorized third party called to check loan status. Authorized third party called 02/22/2024 to make payment on account. Authorized third party called 03/12/2024 regarding homeowners insurance; stated will be re-doing policy to lower payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/04/2024
299418451	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2023.  The borrower had not called in and there were 2 attempts to contact the borrower from 02/01/2023 to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to file an insurance claim because the XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding the insurance claim. No details were provided other than the borrower was transferred to the insurance department. On 09/18/2023, the borrower called in to advise that the payment was mailed. On 12/15/2023, the borrower cited illness as the reason for default and stated that the payment was mailed. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX , the borrower reported that the XXXX and asked to file an insurance claim. Comments on XX/XX/XXXX  reflect that there are problems with the XXXX. No further details were provided and there is no evidence of funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299111957	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2023.  On 02/08/2023 the borrower stated that they are torn between selling or keeping the home.  The payoff was discussed and the borrower was not sure if a modification would be good for them. On 02/28/2023 the borrower called to follow-up on the account status. On 03/09/2023 the foreclosure and modification application was discussed. The reason for default was due to covid, loss of work and the death of a family member.  On 03/21/2023 the borrower stated that they are looking to possibly sell the property and was not interested in XXXX.  On 04/10/2023 the borrower requested the total amount due and is going to try and bring the loan current by the end of April. On 04/13/2023 the borrower called to request a payoff quote. On 04/24/2023 the borrower made a promise to reinstate the loan by the end of the week and requested a reinstatement quote.  On 05/10/2023 the account status was discussed with the borrower. On 06/16/2023 the borrower stated that the reason for default was due to being covid19 impacted. They will be sending reinstatement funds by next week.  On 07/06/2023 the borrower stated that they just made a large payment and disconnected the call. On 07/14/2023 the borrower called to request assistance with using the website and was upset that they have been getting collection calls. On 11/16/2023 an agent provided the borrower with the total amount due. The borrower made a promise to pay and declined loss mitigation assistance. There has been no further contact with the borrower from 11/17/2023 through 01/31/2024. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	11/16/2023
299018709	XXXX	XXXX	XXXX	3	[3] Property Damage - Neglect - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2023.  Borrower called on 2/28/23 to request auto-draft form. Borrower called on 6/29/23 to make a payment. Borrower called on 7/24/23 regarding letter they received. Agent explained to them that it was to inform them of assistance options to avoid any foreclosure. Borrower then promised to pay by 7/28/23. Borrower called on 7/28/23 to make a payment. Borrower called on XX/XX/XXXX  to make August payment. Agent mentioned lender placed insurance, and borrower stated they need to get XXXX repaired first. Borrower called on 9/28/23 to make a payment. Borrower called on 11/29/23 to make a payment. Agent informed them of the lender placed insurance and offered to set up auto-payment, which borrower declined. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Borrower first noted XXXX damages on XX/XX/XXXX . XXXX repairs were still pending as of comment dated XX/XX/XXXX . Borrower was having the work done themselves. No evidence of a claim being filed, and no evidence work was ever completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/14/2024
298883604	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2024.  On 03/31/2023, the borrower had a payment related inquiry. On 04/18/2023, the borrower inquired about a loan modification. On 04/19/2023, the borrower had a loss mitigation inquiry. On 05/30/2023, the borrower scheduled a payment. On 08/16/2023, the borrower made a payment. On 10/30/2023, the borrower had a trial plan inquiry. On 11/07/2023, the borrower had a loss mitigation inquiry. On 11/28/2023, the borrower had a loss mitigation inquiry. On 12/05/2023, the borrower inquired about their final modification documents. On 12/13/2023, the borrower had a loss mitigation inquiry. On 12/14/2023, the borrower promised to return their final modification documents. On 01/12/2024, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX .  No additional BK details provided.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX .  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/18/2024
299730451	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2023.  There was no contact with borrower from 02/01/2023 to 02/22/2023. Borrower called 02/23/2023 to make payment on account. Authorized third party called 06/22/2023 regarding returned payment and requested copy of escrow analysis. Authorized third party called 08/15/2023 regarding escrow overage check. There was no contact with borrower from 08/16/2023 to 01/31/2024. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299100862	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2023.  There is no contact prior to 07/14/2023. On 07/14/2023 Borrower called regarding charges for insurance on their bill. Servicer advised payment changes due to insurance informed they received notices regarding the insurance. Servicer informed they need declaration page for 2022 and 2023 from the insurance carrier. Borrower wanted to cancel lender placed insurance. Servicer called insurance carrier requested declaration page. Explained turn around time. There is no contact post 07/14/2023 and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	12/31/2023
298765702	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2023.  There was no contact prior to 2/8/2023. On 2/8/2023 co-borrower called in and servicer explained the terms of the modification. Co-borrower informed will discuss with borrower and follow up. Co-borrower was advised can reinstate the account and modification can also be active. On 2/21/2023 borrower called in and informed do not want the modification and wanted to reinstate the account. Borrower made the payment over the phone for $X.XX. On 2/23/2023 borrower called in and scheduled the payment over the phone for $X.XX for 3/10/2023. On 9/12/2023 borrower called in to confirm payment will not be late as payment is already scheduled online for 9/16/2023. On 12/12/2023 co-borrower called in to follow up regarding credit score as received credit report from XXXX which is reflecting delinquency for 90 days and it was reported on September 2023 and it was negatively impacted. Co-borrower was advised to allow 72 hours to research. On 12/20/2023 credit correction was submitted by prior servicer and it was resolved on 1/8/2024 by removing delinquent reporting. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX .  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
298471878	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2024.  There was no contact prior to 02/03/2023. On 02/03/2023 the borrower called in and servicer processed the outstanding amount due for January in the amount of $X.XX and scheduled the February payment on 02/28/2023. On 04/04/2023 the borrower called in and paid the taxes and also verified by the tax representative and borrower is good until 08/03/2023 and borrower requested for a copy of the 1098 and 1099 for the year of 2022. On 05/04/2023 the borrower made the payment which was returned in the amount of $X.XX. On 07/31/2023 the borrower paid the total amount due $X.XX and confirmation number provided for the same and no reason for delinquency mentioned and loan is discharged chapter XX. On 09/29/2023 the borrower called in to make a payment and payment processed through speed pay. On 10/20/2023 the servicer called in advised the past due payment and also advised the 09/29/2023 payment was reversed and payment for 10/06/2023 has been made. Servicer sent the reversal information to borrower to review and follow up. On 01/03/2024 the borrower called in and informed that recent payment was returned and wants to setup a new payment and servicer advised to monitored and processed the 01/31/2024 payment. On 01/06/2024 the borrower called in to make the payment and servicer processed the payment in the amount of $X.XX and also provided the confirmation number to the borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per the comment dated XX/XX/XXXX  bankruptcy was discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment dated XX/XX/XXXX  indicate XXXX damage and date of loss is XX/XX/XXXX . Intent of new clam is to repair the property damage and damage is XXXX and damage area mentioned as XXXX, XXXX, XXXX and XXXX. Comment dated XX/XX/XXXX  indicate claim was rejected due to claim was not classified and claim reported as XXXX. Comment dated XX/XX/XXXX  indicate borrower requesting XXXX claim package. servicer advised that first pack request rejected due to claim in classification process and once claim will classified will mail claim package. There is no evidence of any repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
299686754	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2023.  There was no contact prior to 09/09/2022. On 03/09/2022 borrower was called out provided mini and call disclosure. Borrower would like to have extension. Advised about needed document. On XX/XX/XXXX borrower called in wanted to get a forbearance extension. Advised forbearance already each to maximum. Advised other options like repayment plan or modification. On 03/28/2022 and 04/15/2022  borrower called in made payment confirmation provided.  On 12/11/2023 borrower called in regarding credit reporting. Advised borrower when we acquire the loan, loan was XX days late. That time it was due for XXXX XXXX Advised to report a credit dispute letter since it was reported by prior servicer. On 12/18/2023 borrower called in to check escrow details. On 12/20/2023 credit correction submitted. On 01/12/2024 credit dispute resolved. There was no further contact after 12/18/2023. Loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299599864	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated XX/XX/XXXX indicates the Bankruptcy was discharged. No further details available on Bankruptcy discharged date, case number or chapter.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							01/31/2024	03/15/2024
298697997	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2023.  There was no contact prior to 02/01/2023. On 02/01/2023 borrower called and was upset since was transferred many times without proper resolutions. Borrower stated made 2 payments. On 04/20/2023 borrower called to obtain information on XXXX.  Agent replied sent a recorded on 03/28/2023, borrower got upset and started yelling and stated will jump off the roof. Agent was unable to hear the borrower and hence borrower asked for a supervisor call. Agents supervisor took the escalation call and spoke with borrower. Borrower was upset and asked for billing statement. and servicer was not providing the documents to possible 3rd party. Borrower started yelling and stated will blow up the building. Supervisor mailed the management regarding the threat. Borrower call was transferred to escalation department. Borrower threaten to blow up the house before it could be foreclosed by the servicer. Borrower stated just wanted to confirm if the servicer has send the most recent billing statement to the homeowner assistance fund. Supervisor stated it was a different state however promised to have the concern person do the needful.  On 04/21/2023 borrower called back again with the same issue stating that the servicer has not send the necessary papers to the XXXX. Borrower was advised that the XXXX department was not well organized and there were always issues. On 04/29/2023 borrower called for XXXX for state of XXXX, was advised the papers were sent to the concern state. On 06/27/2023 borrower called stating not to pay the insurance company since the provider has increased the premium. On 07/12/2023 borrower gave permission to disburse payment. On 09/27/2023 borrower called regarding refund of check and the call was transferred to the concern department. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299942522	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2023.  There was no contact prior to 2/25/2023. On 2/25/2023 servicer called and spoke to co-borrower who scheduled the payment to draft on 2/28/2023 for $X.XX for  the month of February. On 3/13/2023 co-borrower called in who was advised total amount due was $X.XX. Co-borrower advised primary borrower is deceased. Servicer advised to send copy of death certificate. On 3/21/2023 co-borrower called in and made the payment for escrow shortage for $X.XX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299470941	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	02/16/2024
299732036	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2023.  There was no contact prior to 02/02/2023. On 02/02/2023 the borrower called and reported that account is delinquent for XX days and during that time borrower was on disaster forbearance plan XX/XXXX to XX/XXXX. Borrower was advised to send copy of credit report to the research department to respond with resolution. Borrower was advised that forbearance plan will expire on XX/XX/XXXX and borrower stated not able to reinstate the loan and servicer advised post options of repayment plan or modification to the borrower. On 02/07/2023 the borrower called in to verify the payment set up and also servicer informed that for credit dispute it will take 30 days for update. On 02/21/2023 the borrower called in for a 2-month disaster forbearance plan extension through XXXX. Servicer sent email to borrower to have the forbearance plan cancelled. Later servicer was advised it cannot be cancelled that a completed modification have to be submitted by the borrower. On 03/09/2023 the borrower called in regarding the account status and credit dispute update. 03/20/2023 the borrower called in and wanted to know the forbearance plan status and servicer advised that forbearance plan was not approved and also servicer apologies for the same. On XX/XX/XXXX-XX/XX/XXXX the borrower called in to know the status of the forbearance extension and servicer advised that it is still pending for approval and no other assistance needed. On XX/XX/XXXX the servicer called in and informed that disaster forbearance plan was extended and not the pandemic plan. and no other assistance needed by the borrower. On 04/14/2023 the borrower called in and welcome call was completed and borrower wanted to make the first payment and borrower was not able to update payment amount online. Servicer advised that website would required the total amount due and could process the payment due for March. The borrower informed that they were on a repayment plan due to state being declared natural disaster area. Servicer advised loan would be protected for first 60 days of transfer and need to request the updated repayment plan because it may not be transfer from prior servicer. On 04/25/2023 the borrower called in and made the payment for 04/01/2023 in the amount of $X.XX and confirmation number provided by the servicer and also welcome call has been completed. There was a credit dispute raised by the borrower and credit correction has been submitted by the prior servicer. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299909797	XXXX	XXXX	XXXX	3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2023.  There is no contact prior to 03/20/2023. On 03/20/2023 Borrower called to check if the loan is sold. Servicer informed about the loan transfer as of April 05th 2023 and scheduled a payment as per borrower request for 03/31/2023. On 05/10/2023 Borrower called and informed that they spoke to insurance and they confirmed the payment is not received. Servicer advised turn around time and informed the borrower needs to make a payment at the soonest. Servicer informed if the payment is not received within 2weeks the policy will lapse. Borrower said that she will have the insurance agent contact. On XX/XX/XXXX Borrower called and stated that they will receive a claim check in the amount of $X.XX. Servicer informed august payment. Borrower will make the payment by XX/XX/XXXX in the amount of $X.XX. Borrower explained reason for hardship due to repairs. Servicer advised late charges and transferred the call to loss draft department. On XX/XX/XXXX Borrower called to find out turn around time for endorse check. Servicer informed they need to get an unendorsed claim check to endorsed and the turn around time frame for endorse. Borrower understood and awaiting check. On XX/XX/XXXX Borrower called to find out what is needed for endorse. Servicer advised that the property address needs to go in front of the check. On XX/XX/XXXX Borrower called to check if the servicer has received check. Servicer informed yes and is currently in process. Borrower wanted to know if the check will be sent to her or the new mortgage company. Agreed to wait for 1 to 2 business days to see the next steps. On XX/XX/XXXX Borrower said that the check was received yesterday. Servicer advised document processing time frame and informed check should be endorsed. On XX/XX/XXXX Borrower called because they wanted to check the status of the check being endorsed and released to them. Servicer informed receipt and processing time for endorsement and release. Asked borrower to wait 5business days. Borrower said that the XXXX needs to get paid as per repairs completed with one day. Servicer informed about the claim being XXXX and follow up in 5 business days for the claim check to be endorsed and released. On 09/29/2023 Borrower called and was assisted with creating an online account. There is no contact post 09/29/2023 and the loan is performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX Borrower called stating they are going to receive a claim check. On XX/XX/XXXX Servicer updated loss date and advised loss to be XXXX if the loss remains under $X.XX. On XX/XX/XXXX Servicer updated the claim details. On XX/XX/XXXX Borrower called because they wanted to check the status of the check being endorsed and released to them. Servicer informed receipt and processing time for endorsement and release. Asked borrower to wait 5business days. Borrower said that the XXXX needs to get paid as per repairs completed with one day. Servicer informed about the claim being XXXX and follow up in 5 business days for the claim check to be endorsed and released. As of XX/XX/XXXX claim is not classified. On XX/XX/XXXX Servicer updated approval to classify the insurance claim. On XX/XX/XXXX Claim is classified as XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299058563	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Authorized third party called in to confirm if the file is in foreclosure.  There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Borrower filed bankruptcy with the case#XXXX and comment dated on XX/XX/XXXX shows that there is new bankruptcy was filed.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299596856	XXXX	XXXX	XXXX	3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2023.  There are no contact prior to 08/29/2023. On 08/29/2023 borrower advise received notice for delinquent payment advise payment amount changed and partial payment received. On XX/XX/XXXX borrower called in for insurance transfer.  On XX/XX/XXXX borrower called regarding the status of loss draft funds being deposited to the claim from their prior servicer, agent advise loss draft balance and informed pending funds transferred to the claim from prior servicer borrower said why the loss draft balance did not gain interest when the tax paid on the amount advise will have to contact. On XX/XX/XXXX called in because borrower insurance is needed to get a letter of reconvince would transfer over to insurance department. On XX/XX/XXXX Borrower called in to check status of claim advise that received $X.XX claim funds that were transferred borrower stated wants to address a tax payment incurred also borrower requested to speak directly to discuss the monitored process There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment indicates damage to property received claim check $X.XX. Borrower confirmed that repairs will be completed on the property advised need to check adjusters report. There is no evidence of damage is completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
298625694	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2023.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Customer called in regarding the final draw amount and advised that sent out on XX/XX/XXXX. On XX/XX/XXXX shows that all claim fund has been received and claim has been closed. On 3/22/2023 and on 3/23/2023, borrower called in and stated that account has been unlocked and advised that create username along with password. Borrower called in on 3/29/2023 to inquired on getting document that re-opened but not able to access. On XX/XX/XXXX borrower called in to make a payment and stated that that going up to XX/XX/XXXX username check damage and contact to insurance company. On XX/XX/XXXX stated that Claim has been closed as XX% repairs completed. On 8/1/2023 borrower called in regarding payment and fee inquiry. On 9/22/2023 again borrower called in for payment and fee inquiry and about the borrower intention. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
298625256	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2023.  There was no contact prior to 04/28/2023. On 04/28/2023 borrower called and was informed that the modification package was not received. On 07/13/2023 borrower called regarding reinstatement of loan. Agent advised awaiting reinstatement figure and requested to call back following week. On 07/20/2023 the borrower called back following up on the reinstatement quote. Agent advised that it was mailed to the borrower. On 07/24/2023 borrower called and was transferred to authorized department. On 08/09/2023 borrower called to discuss regarding loss mitigation options. Borrower also requested in change in address. On 08/11/2023 borrower called to request for change in address and also made a payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
298859705	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2024.  There was no contact prior to 2/8/2023. On 2/8/2023 borrower called to make payment. On 2/23/2023 borrower called to go over the account status. On 3/6/2023 borrower called to make payment and agent assisted. On 4/3/2023 borrower called to make payment. On 9/12/2023 called to make payment and stated was not able to make payment from last 3 days, borrower was not happy with the service and will log complaint. On 9/14/2023 borrower stated they are facing difficulty in making payments. On 9/21/2023 borrower called to advise it is hard to get through the automated system to make the payment and representative advised online account is restricted due to active bankruptcy. On 9/26/2023 borrower called to get the insurance provider and also stated they will be having a new insurance provider. On 10/10/2023 and 12/4/2023 borrower called to make payment. On 12/4/2023 borrower called to know whether insurance provider details updated or not. On 1/8/2024 borrower called to make payment. On 1/25/2023 borrower called and representative advised 2 unapplied payments is supposed to be for January payment , representative stated not allowed to move funds due to active bankruptcy and transferred the call to bankruptcy department. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX/XX/XXXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
298710626	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2023.  There was no contact prior to 4/19/2023. On 4/19/2023, borrower called in to verified the address and provided the address.  On 5/4/2023 and on 5/16/2023 stated that borrower was called to make a payment and need refinance. On 6/2/203 borrower called in to make a payment.  In the amount of $X.XX. on 7/5/2023 and 8/10/2023, borrower called in to make a payment. On 9/8/2023 and 9/19/2023, borrower called in to verified the name and address along with provided the web URL and insurance mortgage clause. Comment dated on 9/20/2023 and 10/4/2023, borrower called in to make a payment. On 10/20/2023 borrower called in and setup the account online for future payment. There was no additional contact and currently file is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
298798237	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2024.  There was no contact prior to 03/30/2022. On 03/30/2022 borrower called in to inquire about refinance application. On XX/XX/XXXX borrower called in to check forbearance plan is extended or not Forbearance plan was extended. On XX/XX/XXXX borrower called in regarding extension request for forbearance plan. 3 months extension was provided. On 08/17/2022 borrower called in for post forbearance options. Advised that we will call back in September. On 09/12/2022 borrower called in wanted to know about post forbearance plan. Wanted to make account current. Assisted and opened a modification task for catch the account. On 09/29/2022 borrower called in accepted the trial payment plan. Also scheduled a first trial payment on XX/XX/XXXX. On 11/30/2022 borrower called in wanted to confirmed payment is scheduled or not advised payment is scheduled for XX/X Borrower called in regarding document need to be notarized or not. Advised not need to notarized just signed it and back. Also advised about 1/18 payment. On XX/XX/XXXX borrower called to see if we received the document or not. Advised document are received and final modification is in process. On 02/02/2023 borrower called in regarding insurance and escrow amount. On 03/23/2023 borrower called in see about escrow spread. Amount is going beyond 60 months hence put a new request for escrow. Borrower also state there should be some calculation error. Amount is not that much which will not spread with 60 months. On 12/27/2023 borrower wanted to know about payment and shortage. Information provided. Advised that data breach is resolved. Declined payment methods. On 01/22/2024 borrower called in to make a payment for escrow shortage. Also advised borrower about online payment. There was no further contact after 01/22/2024. Loan is in performing status. On 03/15/2024 comment stated credit dispute raised. Which is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299988467	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2023.  There was no contact prior to 09/26/2023. On 09/26/2023 borrower called in to make a payment and the payment was scheduled. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299141469	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2024.  There was no contact prior to 3/17/2023. On 3/17/2023 borrower called to inform that payment not came out and agent advised it take 1 to 2 business days to come out. Agent advised borrower is current and next payment due on 4/1/2023. On 11/13/2023 borrower called to inquire about the payment. On 1/25/2024 borrower called in to dispute the late charge and agent advised there are multiple payments showing received after the grace period. Agent advised they will be sending the payment history and advised borrower to dispute the months they feel  are invalid, borrower stated will send the dispute over fax. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298501835	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2023.  There was no contact prior to 3/21/2023.  On 3/21/2023 borrower called to inform the reason for delinquency was death in family and also informed they are unable to get into web and agent explained. Borrower also refused to give email address. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
298574433	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2024.  There is no contact prior to 02/17/2023. On 02/17/2023 Borrower called to make payment and speak with the insurance department. Borrower called to about the lender placed insurance, borrower explained reason for hardship and was informed that the new insurance policy is in good standing. Borrower decided to speak to the insurance and make the payment later. On 02/17/2023 Borrower called and scheduled a payment for 02/17/2023 and for 02/18/2023. On 02/17/2023 Borrower called and was informed total amount due and scheduled January payment. Borrower informed death of relative. On 03/15/2023 Borrower called to make a payment. On 04/14/2023 Borrower called to setup a payment for 04/14/2023 and for 04/15/2023. Borrower explained hardship. On 04/17/2023 Borrower called to check payment they made and one payment which is pending, Borrower wanted the late charges to reversed from the loan. On 05/16/2023 Borrower called to make payment. Servicer provided confirmation number. On 06/15/2023 Borrower called to make a payment for 06/16/2023 and explained hardship. Borrower setup partial payment for 06/15/2023 and the other half from separate account for 06/16/2023. On 07/28/2023 Borrower called to setup two payments for 07/28/2023 and 07/29/2023. Borrower explained hardship and hung up the call before the payment setup. On 07/31/2023 Borrower called to setup a payment for the total outstanding amount due. On 10/04/2023 Borrower called and scheduled a payment for 10/04/2023. On 11/16/2023 Servicer called and setup 2 partial payment including late fees from 2 separate accounts dated 11/16/2023 and 11/17/2023. On 12/16/2023 Servicer called and setup the payment for 12/17/2023. Servicer provided the total amount due. On 01/09/2024 Borrower called and setup partial payment from their account for 01/09/2024, Borrower said that the other half will be sent by the relative. Borrower was interested in setting up bi-weekly payments and agreed to identify eligibility. Servicer advised if the borrower qualifies they must fill out a form and send bank letter head or a voided check. There is no contact post 01/09/2024 and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299334384	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2023.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and stated received check from XXXX, was told it needs to be sent us, borrower stated it was new claim On XX/XX/XXXX borrower called in about the status of the claim check. On XX/XX/XXXX borrower called and advised check of $X.XX was mailed out XXXX. On XX/XX/XXXX borrower called and speak to loss draft about the insurance check. On 08/16/2023 borrower called in about the statement for July and August. On 10/16/2023 borrower called in about the payment information. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
298909362	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2023.  There was no contact prior to 03/22/2022. On 03/22/2022, borrower called in about tax not being paid for the year XXXX and wants to register a complaint for the same, and also about possible workout options like modification and repayment plan. Post that the Bankruptcy discharge information was updated on the account. On 07/15./2022 borrower called in to make a payment in the amount of $X.XX. Again on 10/14/2022 borrower called in to make the October payment which was due. On 06/15/2023 borrower wanted to know the change in the amount and was informed about the $X.XX late fees due on the account. There was no additional contact post the most recent date of 09/18/2023 which was about the loan assumption process, the loan is current and performing as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
298915948	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2024.  There was no contact prior to 2/24/2023. On 2/24/2023 borrower called in regarding a payment. On 3/27/2023 borrower called in to make a payment for February and March Month. On 4/20/2023 borrower called in informed to made a payment today i the amount of $X.XX. On 6/26/2023 borrower called in to make a payment for June payment. On 10/23/2023 borrower called in to schedule a payment  for 10/23/2023 and discuss about the total amount due and fees of the loan. On 1/19/2024 borrower called in to make a payment was out of the country due to death of the family and provided updated payment for January and February Month. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments on XX/XX/XXXX indicates a modification completed on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299942225	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2023.  There was no contact prior to 04/13/2023. On 04/13/2023 called borrower regarding account status and they informed they will call back later. On 05/04/2023 called borrower and informed their forbearance was declined and discussed about modification. On 05/08/2023 spoke with borrower regarding payment and they informed they will call back in 2 days to reinstate the account. On 05/15/2023 the borrower called in and informed they reinstate the account on 05/16/2023.On 05/16/2023 the borrower called in and informed they will reinstate the account today. On 05/18/2023 the borrower called in and informed they having access issue on online payment. There was no additional contact, and the loan is performing. As per comment dated 12/20/2023 credit correction submitted by prior servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299901108	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2023.  There was not contact prior to 04/14/2023, On XX/XX/XXXX The borrower called and verified last 4 digits of SSN and to get the loan number. Borrower was advised regarding the received claim check in the amount of $X.XX. The borrower called in and completed the welcome call. On 05/02/2023 the borrower was advised about the total amount dues. On 06/06/2023 servicer called in regarding the outstanding dues and set up ACH which was effective from 07/2023. On XX/XX/XXXX The borrower called in regarding a cheque from insurance company and that needs to be signed and transferred to loss draft for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299242776	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2023.  02/18/2023 secondary borrower called to inform the death of primary borrower and will send in the copies of death certificate. XX/XX/XXXX B2 called to inform about the notice of sale received and was informed to send the deceased borrower documents. 04/21/2023 b2 called in to make a payment on the account to keep it current.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299070245	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2024.  There was no contact prior to 2/27/2023. On 2/27/2023 borrower called to make payment and agent advised borrower to reapply for modification. On 3/7/2023 borrower called to inform that they will apply for the another modification. On 3/21/2023 borrower called to inform they were out of town and will reapply for modification, agent advised need documents asap and went over foreclosure with borrower. On 3/24/2023 borrower called to inform they will be back next week and than will send documents. On 3/30/2023 borrower called to discuss regarding the required documents for modification. On 4/4/2023 borrower called and went over missing item details with agent. On 4/13/2023 borrower called and agent advised about the missing modification items. On 4/17/2023 borrower called to inform that wife faxed the paystub and SSI letter. On 5/3/2023 borrower called in and agent advised we have received SSI award letter but need bank statement for April. On XX/XX/XXXX borrower called in regarding the foreclosure sale date and agent advised to fully reinstate or sale before the sale date. On 5/10/2023 borrower called in regarding the reinstatement quote and agent advised it is still pending. On 5/11/2023 borrower called to inquire regarding the reinstatement. On XX/XX/XXXX borrower called for reinstatement amount and agent provided the reinstatement amount and gave foreclosure sale date and advised how to make reinstatement. On 5/15/2023 borrower called to make payment and reinstate the loan. On 5/16/2023 borrower called to inquire about reinstatement and agent advised funds received and funds will be posted today. On 5/23/2023 borrower called in to get proof of payment and agent advised statement was mailed and advised next statement will be mailed on 6/2023. On 5/30/2023 borrower called to inform they are getting lots of foreclosure call and agent advised it is due to loan was in foreclosure till XX/XX/XXXX. On 11/14/2023 borrower called to get the monthly statement through email and agent sent. On 11/29/2023 borrower called to make payment. On 1/31/2023 borrower called to make payment and stated will call back due to bad connection. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/03/2024
298540928	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2023.  There was no contact prior to 02/02/2023. On 02/02/2023 borrower called and inquire about the insurance check for $X.XX. On 02/16/2023 borrower called in about the payment information. On 03/20/2023 borrower was called about the payment information. On 04/26/2023 borrower was called to make 2 payment by April 30. On 05/09/2023 borrower was called and stated RFD has been on SSI disability. On 06/15/2023 borrower called in about the payment information. On 07/11/2023 borrower called and advised RFD identity theft, bought vehicle had car issues was not able to make an income. On borrower called in about payment information. On 7/11/2023 borrower called in about the payment information. On 08/17/2023 borrower called in regards to having an insurance quote submitted. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299293882	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2024.  There was not contact prior to 10/05/2023, On 10/05/2023 to till 01/11/2024 Borrower wants to retain the property and advised about the escrow dues.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
298826091	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2023.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in relation with the insurance claims check which was sent out for endorsement. Borrower mentioned the reason for delinquency was cause of illness of one of their family members. On XX/XX/XXXX borrower called in to schedule a payment over the phone and to enquire about the claims check which they have not received. most recent conversation dated 12/15/2023 was about the late fees balance due and the grace period on the account. Borrower also wanted to know the process of credit dispute which was addressed by the agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Borrower had XXXX damage dated XX/XX/XXXX, with the claim number XXXX for which a claims check was sent out in the amount of $X.XX. Recently a second claim was filed with a damage date of XX/XX/XXXX because of XXXX damage and a claims check was sent out in the amount of $X.XX for the claim number XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299419014	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2023.  There was no contact prior to 03/07/2023 . On 03/07/2023 the authorized third party called to make payment and set up autopay. On 09/12/2023 borrower called authorized daughter to speak,  went over website and concern was regarding duplicate payment , servicer advised it should be in account by Friday. On 11/14/2023 there was an inbound call from the customer but the call was hung up.  On 11/22/2023 borrower called in regards to the refinance, servicer advised that they don't offer. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XX.  As per the comments dated XX/XX/XXXX the damage occurred to the XXXX and the XXXX, there is no indication of the claim being filed for the same.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299389813	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2023.  There was no contact prior to 10/12/2023. On 10/12/2023 the customer wants to enroll the account in bi-weekly. Advised to register in the web and enroll the account. On dated 12/11/2023, customer got a notice of a negative credit check. There was no additional contact, and the loan is performing.
Comment dated 12/12/2023, there was a customer dispute about credit reporting states that customer was reported past due on mortgage. On dated 01/08/2024, credit dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
298758574	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2024.  There was no contact prior to 04/26/2023. On 04/26/2023 borrower called about processed payment to bring the account current. On 05/05/2023 borrower called and confirmed the 26th they will make the May on the 15th. On 06/27/2023 borrower was called in about the payment information. On 07/06/2023 borrower was called and stated spoke with an agent two days ago regarding the account status. On 07/17/2023 borrower was called and stated death in family member. On 10/19/2023 borrower called and stated website issue sent password, no other questions. On 10/19/2023 borrower called in about the received statement of fees of $X.XX, statement date 08/2023 and also stated should have extra in escrow. On 01/05/2024 borrower called and stated not able to logged in website. On 01/05/2024 borrower called in about the private mortgage insurance. On 01/18/2024 borrower called and stated problem with account and late fees came with loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299728601	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2023.  There was no contact prior to 02/17/2023. On 02/17/2023  borrower called and stated will pay on 22nd. On 05/17/2023 borrower stated not affected financially and no property damage. On 06/06/2023 borrower called in about the payment information. On 07/21/2023 borrower called and discussed the account and mentioned they already made a payment today through web. On 08/21/2023 borrower was called in about the payment information. On 09/09/2023 borrower called in about the payment information. On 09/11/2023 borrower called and request for escrow removal. On 10/04/2023 Authorized 3rd party called and inquire about the escrow account. On 10/24/2023 Authorized 3rd party called and inquire general status of the account. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
299204509	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no contact prior to XX/XX/XXXX. Borrower called and informed they received an insurance claim check. Servicer transferred call to loss draft department. Borrower wanted the address to send mail. On XX/XX/XXXX Borrower called stating they received a claim check from insurance company with servicer's name on the check. Servicer informed documents required and the check to be endorsed. Servicer advised they need a copy of the insurance estimate unendorsed claim check. Servicer asked borrower to put the claim number on documentation. On XX/XX/XXXX Borrower wanted to speak to the loss draft department. There is no contact post XX/XX/XXXX and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX borrower called stating that they have received a claims check. Servicer provided address. On XX/XX/XXXX Servicer updated the loss details. On XX/XX/XXXX Borrower called stating they received a claim check from insurance company with servicer's name on the check. Servicer informed documents required and the check to be endorsed. Servicer advised they need a copy of the insurance estimate unendorsed claim check. Servicer asked borrower to put the claim number on documentation. On XX/XX/XXXX Servicer noted endorsement fulfilment and repairs in progress.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298870414	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2024.  There was no contact prior to 02/07/2023. On 02/07/2023 spoke with borrower and they informed they receive XXXX check every 3rd Wednesday and will make payment after that. On XX/XX/XXXX borrower informed there was damage in property due to that they won’t be able to make the payment. On 04/19/2023 the borrower called in regarding general inquiry on account. On 07/24/2023 spoke with borrower and they informed they will make payment on 07/28/2023.On 09/12/2023 the borrower called in regarding website issue and issue was resolved. On 10/19/2023 the borrower called in to know about the lender paid expense in their bill. On 12/22/2023 the called borrower regarding payment and they informed they will make that today. On 01/29/2024 spoke with borrower regarding flood insurance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299437934	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2024.  There was no contact prior to 03/23/2023. On 03/23/2023 borrower called in about the account information. On 04/28/2023 borrower called in about the over payment received on 04/18 amount of $X.XX. On XX/XX/XXXX borrower called and inquire about the active forbearance plan. On 05/19/2023 borrower called in about the payment information. On 05/30/2023 borrower called in about the payment information. On 05/30/2023 borrower called and discuss about if XXXX fund received. On 10/02/2023 borrower called in about the legal fees. On 10/10/2023 borrower called in about the escrow refund check of $X.XX. On 10/19/2023 borrower called and inquire why was the escrow refund of $X.XX that was advised by previous servicer. On 10/19/2023 borrower called in bout the forbearance status and also inquire about the legal fees. On 01/17/2024 borrower called and went over the partial claim and confirmed its with 2nd mortgage. There was no additional contact. The loan is performing  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298662467	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2023.  There is no contact prior to 02/14/2023. On 02/14/2023 Borrower called regarding online E-mail. Borrower stated that they have requested more than once to have online E-mail updated. Servicer informed de-link process and asked borrower to allow 24 hours for account to be updated online. Servicer informed total amount due. Borrower made payment setup. On XX/XX/XXXX Borrower called to inquire about how to cash check sent by insurance company endorsed for home repairs. Borrower called and informed of new claim due to XXXX damage, date of loss XX/XX/XXXX. Received check in the amount of $X.XX. Servicer sent the package to borrower E-mail. Borrower confirmed that repairs will be completed on the property. Servicer informed need check and adjusters report. Informed about the review. There no contact with the borrower post 05/22/2023. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX Borrower called and informed of new claim due to XXXX damage, date of loss XX/XX/XXXX. Received check in the amount of $X.XX. Servicer sent the package to borrower E-mail. Borrower confirmed that repairs will be completed on the property. Servicer informed need check and adjusters report. Informed about the review. On XX/XX/XXXX and XX/XX/XXXX Servicer called insurance company for adjusters report, however unable to reach the agent. On XX/XX/XXXX, XX/XX/XXXX Missing document letter sent. Claim check is missing. On XX/XX/XXXX check received for $X.XX for stop and go endorsement.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299949511	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior XX/XX/XXXX. On XX/XX/XXXX Authorized third party called in advised about discharge bankruptcy and needs to send check for endorsed transfer to loss draft department. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XX/XX/XXXX indicates a discharge bankruptcy and discharge date is not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299159189	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2023.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and discussed regarding reinstatement figure and discussed regarding forbearance plan. On 02/13/2023 borrower gave authorization to third party who verified wire information to make a payment. On 02/14/2023 and 02/28/2023 borrower called to scheduled a payment. On 04/05/2023 borrower called to obtain the total amount due. On 07/11/2023 borrower called and was provided total amount due and agent also gave break down of payment. On 10/26/2023  borrower called to schedule a payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299817283	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower but contact has not been established. The borrower made their payments on time. There was credit dispute comment dated 01/09/2024 which was resolved.
							01/31/2024	03/14/2024
299653263	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX there was XXXX damage and claim check of $X.XX sent and over that $X.XX was endorse and released. Repair was not completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	03/09/2024
299715210	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 1/12/2021. On 1/12/2021, borrower called in and advised to accept payments made with attorney. On 6/28/2021, the borrower called in to change mailing address and speak with loss mitigation regarding loan. On XX/XX/XXXX, the borrower called in and said that the property had XXXX damage. There was no additional contact, and the loan is Performing and current.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299820415	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2024.  There was no contact prior to 1/26/2024. On 1/24/2024 Borrower called in to make a payment and provided the status of the account and provide the information abut the refinance. On 1/26/2024 borrower called in to schedule the payment on 1/26/2024. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment dated on XX/XX/XXXX, indicated that there was damage on the property. On XX/XX/XXXX shows that there is XXXX damage on the property and repaired are needed. No claim was filed. There is no further information available about the damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298805210	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2023.  There was no contact prior to 3/13/2023. On 3/13/2023 borrower called in confirmed made the payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments on XX/XX/XXXX indicates a property was damage due to XXXX and damage date on XX/XX/XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299800416	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2023.  There was no contact prior to 05/05/2023. On 05/05/2023 agent called borrower about the account status. On 06/08/2023 borrower was called and promise to pay by end of the grace period. On 12/12/2023 borrower called and wanted to know if we can skip payment. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299468382	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2023.  There was no contact prior to 4/13/2023. On 4/13/2023 borrower called to inform that reason for delinquency was death in family and wanted to know if negative credit reporting can be removed, agent provided fax number to dispute. On 10/4/2023 borrower called to make payment and showed concern regarding the previous late fees should be credited to their account. On 11/20/2023 borrower called to over the account status and balance the owe. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298466331	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2024.  There are no contact prior to 02/17/2023. On 02/17/2023 borrower called out to verify payment. On 03/15/2023 borrower called in to make a payment. On XX/XX/XXXX borrower called out is there damage to the property said yes. On 04/21/2023 borrower called out advised total amount due of $X.XX. On 05/17/2023 borrower called out advised of total amount due of $X.XX. On 06/06/2023 borrower called out said not affected financially and no damage. On XX/XX/XXXX borrower called out slight damage to property caused by XXXX  gave total amount due $X.XX. On 06/30/2023 borrower called in advise only 1 late fee can be waive in 12 months. On 08/31/2023 borrower called in payment made the payment should be applied towards late fees please reverse $X.XX apply towards late fee. On 09/14/2023 borrower advise sending payment advise last escrow analysis from previous servicer. On 09/29/2023 borrower called out advise payment disputing late fees case submitted to waive the late fee and process customer payment. On 10/31/2023 borrower called in to make a payment. On 11/16/2023 borrower called out will call at the end of the month to process the payment. On 11/30/2023 called to set up payment. On 12/22/2023 borrower called in advise can review the account for modification do not offer deferral and explained that applying for modification does not stop have to report accurately each month. On 01/25/2024 borrower called out to schedule a payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment dated XX/XX/XXXX indicates slight damage to property caused by XXXX. There is no evidence when the damage is resolved. Claim is not filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/24/2024
298831525	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2023.  There was no contact prior to 06/06/2023. On 06/06/2023 the borrower confirmed did not receive the modification package from client. Customer provided the field representative. Customer delinquency is temporary due to reduced hours. Customer was not able to provide contact information for the co-customer. Representative offered to call client at time to visit. Customer declined because customer was not available now and will call on 06/01/2023. On dated 07/03/2023, customer called to try to get reinstatement done. On dated 07/05/2023, servicer verified mailing address. On dated 08/03/2023, co-borrower wanted to know from where funds came from that borrower paid for the to pay current. On dated 09/26/2023 servicer informed received September payment on 09/15/2023. Advised loan was due for October payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/02/2024
299796405	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2023.  There was no contact prior to 07/01/2023. On 07/01/2023 the borrower called in to re-cancel 07/03/2023 payment due which was already bent sent for 07/03/2023. Servicer advised of self-service options. On dated 07/14/2023, borrower called to make payment in the amount of $X.XX also servicer verified mailing address and customer name and advised free payment option. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  As per comment dated XX/XX/XXXX, the bankruptcy was discharged on XX/XX/XXXX which was filed under chapter-XX with case#XXXX on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298958642	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2023.  There was not contact prior to 03/17/2022.On 03/17/2022 the borrower called in and verified the last 4 digits of SSN and call transferred to Bankruptcy. Borrower requested copy of the payment history from when acquired the loan. advised account is in bankruptcy status. The borrower called back with update on payment history. On 03/21/2022 to till 03/28/2022 The borrower wanting to speak with the management about the welcome package and initial statements being sent to the property address and at fault for not having the correct address on file and wanted a letter acknowledging the error. Borrower wanted to know when the first payment will be posted and told borrower it would be on 08/30. The borrower was upset that the letter received for April was to be sending letter usually take 7-10 days. On 09/01/2022 The borrower called and advised the payment has been scheduled for 08/31/2022. wanted to confirm it had gone through. Borrower called back regarding backdating the 09/01/2022 payment with 08/31/2022 effective date. On 10/06/2022 The borrower called regarding the IVR payments. borrower set up last 2 payments before 8PM pacific and payments are still post next day so borrower needs the cutoff time. On XX/XX/XXXX The borrower called and discussed first time set up and requested pandemic forbearance extension. On 12/16/2022 Borrower called to process the payment today. On XX/XX/XXXX & XX/XX/XXXX Borrower called and stated no financial impact and property damage the payment will be made in the amount of $X.XX. On 05/16/2023 The borrower called in and processed with the outstanding. On 06/16/2023 The borrower called in to make payment and put additional payment towards principal. On 07/14/2023 Borrower called and set up payment, but borrower declined autopay. On 11/17/2023 Borrower called in and completed the welcome call and processed with the payment. On 12/12/2023 Servicer called, and borrower promised to pay. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299574954	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2023.  There was no contact prior to 03/28/2023. On 03/28/2023 borrower called in about the payment information. On XX/XX/XXXX borrower called and wanted to know the status of the claim funds. On XX/XX/XXXX borrower called and wanted a copy of the documents and claim funds. On XX/XX/XXXX borrower called and inquire about the claim fund check.  On XX/XX/XXXX borrower called about the status about the insurance claim status On XX/XX/XXXX borrower called in about the claim fund. On 09/09/2023 borrower called in about the create online account. On 09/26/2023 borrower called and inquire about the escrow account. On 12/20/2023 borrower was called and stated does not want us to call unless they over 30 day past due and disconnected line. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299942233	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2023.  02/09/2023 a contact made by the borrower was about the payment they plan to make on the account, Post that 03/10/2023 borrower called to make the march payment due. 05/05/2023 borrower called to make the march payment and $X.XX extra towards the escrow shortage. 08/09/2023 borrower called to make the august payment. XX/XX/XXXX loss draft check was sent to the borrower. 11/10/2023 borrower called to make a payment and get information on the mortgage e clause.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
298979076	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2023.  There was no contact prior to 3/31/2023. On 3/31/2023 borrower called in regarding a general status of the loan. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
298584177	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2023.  There was no contact prior to 5/3/2023. On 5/3/2023 borrower called in to setup 2 payments to bring the account current.  There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299590531	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							01/31/2024	03/05/2024
299697000	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2023.  There is no contact prior to 02/07/2023. On 02/07/2023 Borrower called and setup a payment for 02/10/2023. On 02/10/2023 Borrower called about setting up auto draft. Was informed to wait until the payment is processed. On 02/13/2023 Borrower called and wanted the auto draft to be setup for the 3rd of every month. On 04/14/2023 Borrower called on notice received on the loan and wanted to verify the account. There is no contact post 04/14/2023 and the loan is in a performing status.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299746217	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX borrower called regarding loss draft and claim check update. On XX/XX/XXXX borrower called to follow up on the check that was sent to the servicer regarding the repairs of the home. The agent tried to connect the borrower with the loss draft department however the hold time was too high hence the agent provided the borrower with the phone number and transferred the borrowers call back to the queue.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299612107	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2024.  There was not contact prior to 01/05/2023, On 01/05/2023 The borrower called in why the money order sent in was returned and advised that based on the notice that the borrower received. On 01/09/2023 The borrower already sent money order in the amount of $X.XX last October and $X.XX last December and January money order payment did not receive till today. On 01/17/2023 Borrower called and followed up on payment for January 2023 sent 01/07/2023 in the amount of $X.XX with money order #XXXX. On 01/20/2023 borrower called in about the general status of the account. January payment was already paid in the amount of $X.XX. borrower was advised with amount dues with late fees. On 03/09/2023 Borrower said payment sent by money order on March 3rd in the amount of $X.XX. On 03/20/2023 The borrower called in and confirm payment received and credited effective 03/07 payment. On 05/22/2023 Borrower called and advised borrower account was updated and account in good standing. On 07/10/2023 Borrower called and confirmed payment made in June in the amount of $X.XX. On 09/09/2023 Welcome call completed. On 09/21/2023 account is in bankruptcy and read information. billing statement discussed. On 10/05/2023 Borrower wants to notify to pay on 10/20 via money order. On 01/02/2024 Borrower wants to retain the property and will make voluntary payments. On 01/11/2024 Bankruptcy call was made to the borrower regarding the coverage for insurance. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299015298	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2024.  There was no contact prior to 02/15/2023. On 02/15/2023, 07/17/2023, 08/15/2023 and 09/15/2023 borrower called to schedule a payment. Borrower made full payment for the month of July including late fee with 2 different checking accounts. On 10/11/2023  borrower called to enquire about making a card payment, agent advised checking/saving account. On 10/20/2023 borrower called  asking for missing payment to be tracked down. The payment didn't go thru and it was rejected. On 11/13/2023 borrower called and stated was having issues about the payment. Agent checked and informed that the payment was updated and went through saving account. On 11/15/2023  borrower called to make a payment for the month of November but wanted to set up out of two different bank account. Agent set up as requested. On 11/28/2023 borrower called regarding the loss mitigation letter. Agent informed that since the borrower was facing hardship and internal task was opened to explore loss mitigation option. Agent informed borrower that the account was current. On 12/14/2023 borrower stated was not working. Agent advise that servicer could do a forbearance but borrower did not like the fact that once the forbearance ends the payments will be due or borrower can look into other options. On 01/16/2024 borrower called to schedule a payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299989209	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2023.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to request for a forbearance extension. On XX/XX/XXXX borrower called in regarding a status of the forbearance plan. On 4/4/2023 borrower called in for a march 2023 payment and including a late fee request for two months Covid forbearance. On 4/11/2023 borrower called in account is current and  try to make April payment by 4/16/2023. On 10/12/2023 borrower called in regarding a refinance plan option. There was no additional contact  and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification plan was completed on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
299790425	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2023.  There was no contact prior to 2/13/2023. On 2/13/2023 borrower called to check the status of account and agent advised it is under review. On 2/14/2023 borrower called to inquire about modification. On 3/1/2023 borrower called regarding modification and discussed about loan modification with agent. On 3/9/2023 and 3/16/2023 borrower called regarding mortgage assistance inquiry. On 3/17/2023 borrower called regarding modification documents. On 3/28/2023 borrower called to inform they are opting out of modification due to increase in payment and will apply for homeowner assistance funds. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299491856	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2024.  There was no contact prior to 01/20/2023. On 01/20/2023 the borrower called about $X.XX fees which is showing on statement. On 01/30/2023 borrower called in about the payment information. On 04/20/2023 borrower called in about the make payment of $X.XX. On 01/23/2024 borrower called in about the payment information and agent advised 1098 will be coming by mail. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
298950713	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in and informed there was damage due to XXXX from XXXX and insurance company sent the check and sent that to us for endorse and release. On XX/XX/XXXX the borrower called in to check the status of claim check. On XX/XX/XXXX advised the borrower that we mailed the check for missing endorsement and informed they need check to move forward the claim. Also explained we need all document to proceed the claim and if document received process takes 6-8 business days to complete. On XX/XX/XXXX the borrower called in regarding the status of draw check and advised them that was mailed on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  As per comment dated XX/XX/XXXX there was the XXXX damage due XXXX and claim was filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298606011	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2023.  There was no contact prior to 01/12/2023, On 01/12/2023 servicer called and provided mini miranda and offered ACH and processed with the payment in the amount of $X.XX. On 02/14/2023 Hardship reason provided as illness of principal borrower and having XXXX. called to complete January payment provided total amount due and breakdowns and suspense funds. On 03/06/2023 3rd party called and inquired about the suspense fund which is not applied to the account and stated that borrower is deceased.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
298551144	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2023.  There was no contact prior to 11/16/2023. On 11/16/2023 borrower called in regarding a escrow .There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments on XX/XX/XXXX indicates a property was damage due to XXXX on XX/XX/XXXX  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299751745	XXXX	XXXX	XXXX	2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2023.  There are no contact prior to 02/20/2023. On 02/20/2023 spoke to borrower advise returned missed call. On 03/21/2023 borrower called in regarding goodbye letter and specialist letter explained what it meant. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per comment dated XX/XX/XXXX, bankruptcy status is updated as discharged with Chapter XX and no other case details are found.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299232085	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	03/12/2024
298871674	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2023.  There was no contact prior to 04/13/2023. On 04/13/2023 the customer gave verbal authorization to speak with daughter. On dated 05/02/2023, customer was calling to see if the funds was received from the XXXX. On dated 05/10/2023, customer gave verbal authorization to discuss loan with XXXX. On dated 06/06/2023, customer called to make June payment. On dated 08/14/2023, customer inquiry on payment made on 08/08/2023. On dated 10/16/2023, customer called for document request. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299990696	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2023.  There was no contact prior to 03/01/2023. On 03/01/2023 the borrower called in to make march payment. On 03/31/2023 the borrower called in and call transferred to authorized department. On 04/13/2023 called and completed welcome call with borrower and provided them the escrow balance and late fee amount. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299171630	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2023.  There was no contact prior to 5/9/2023. On 5/9/2023 borrower called to make March and April payment and stated they will set up autopay for May. Representative advised autopay will start from 15th of June and advised to make manual payment. On 5/24/2023 borrower called to make May payment.  On XX/XX/XXXX borrower called to inform they got the claim check with servicer name on it in the amount of $X.XX and the other claim check was for $X.XX. Borrower stated they put $X.XX to repair the damages but that amount not approved by the insurance company. On 10/12/2023 borrower called regarding the loan status and agent advised payment is on autopay  and Oct payment is made. On XX/XX/XXXX borrower called to report new claim, agent provided mail address and advised to follow up after 5 days. On XX/XX/XXXX borrower called regarding the new claim process and agent advised borrower about the next steps. On XX/XX/XXXX borrower called to make sure check was scanned. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299650697	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing but contact has not been established. The borrower made their payments on time.
							01/31/2024	03/07/2024
299909371	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2023.  There was no contact prior to 07/07/2023. On 07/07/2023 borrower called to schedule a payment. On 07/10/2023 borrower called to discuss regarding late charges, agent was unable to remove since the borrower exhausted all options. Borrower also wanted to speak with someone regarding the credit reporting. Agent set up payments for the borrower. On 07/21/2023 called trying to bring the account current. On 08/01/2023 borrower called to discuss regarding website registration and schedule a payment. On 10/09/2023 borrower called to make a payment and to dispute regarding credit reporting. On 10/18/2023 borrower called regarding the credit dispute; agent advise to send a written dispute via email. On 10/18/2023 borrower called back to check if the email was received, the agent reply yes it was received. On 11/15/2023 borrower called to follow up on the credit dispute, agent advise that the prior servicer reported the account late when the borrower made the payments and account was still under review. On 11/20/2023 borrower called back following up on the credit dispute, agent advise the issue is still under review and forwarded to the concern department. On 01/23/2024 credit dispute correct were made and payment history was updated for the borrower. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299813991	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The property has been damaged due to XXXX and XXXX on XX/XX/XXXX. the claim has been filled in XX/XX/XXXX claim #XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	03/13/2024
299429205	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2024.  There was no contact prior to 06/29/2022. On 06/29/2022 borrower called in stated will make payment tomorrow. Advised that the 30th will not hit on credit score. On 7/12/2022 borrower called in wanted to verify if the loan application received. On 07/18/2022 borrower called in to remove alimony income. Because not able to prove it. Borrower will send letter of explanation. On 07/21/2022 borrower called in regarding modification. Advised borrower modification package is completed. Allow 30 day for processing. On 07/28/2022 again borrower called for modification status. Advised in processes. On 08/08/2022 borrower called in stated received letter stating that account is default. Advised that notice of intend went out. Need to have approved plan. Modification is still in review. On XX/XX/XXXX borrower was called out regarding trial modification approval. First trial payment was due on XX/XX/XXXX. Agreement went out. On 08/16/2022 borrower called in stated modification terms are not correct. Not able to afford the trial amount. Asked for Repayment plan. Advised borrower that not qualified for repayment plan. Advised to refill the financial statements. On 08/18/2022 borrower called in state wanted a repayment plan not willing to go with modification plan. Borrower stated will make a payment $X.XX a month 8/30 to 10/30 to cure the account. On 08/24/2022 borrower called in advised difference between repayment plan and modification. Borrower state will split payment in the months due.  On 08/30/2022 borrower called in and made a payment for 09/02/2022 and other payment for split. On 09/13/2022 borrower called in regarding payment. On 10/11/2022 borrower called in make a split payment. Advised will call back for payment before 10/28/2022.  On 10/27/2022 borrower paid the remaining balance to reinstatement. Advised resume normal payment for next month. On 11/04/2022 borrower made November month's payment. On 12/22/2022 borrower called in and made a payment. On 02/28/2023 borrower called in to confirm information about insurance company, policy number. On 09/22/2023 borrower called in advised about loan transfer. Borrower did not made payment. Had set up the payment. Advised about all the methods to make a payment. On 12/26/2023 borrower received a letter regarding insurance payment not made. Informed borrower insurance payment is due for 102024. On 01/17/2024 borrower called in regarding insurance payment due. Borrower state escrow not being paid. Advised borrower last payment made for escrow on 12/11/2023.  There was no additional contact after 01/17/2024. Loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299112787	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2023.  There was no contact prior to 04/06/2023. On 04/06/2023 the borrower informed will make payment within 2nd week. On dated 04/15/2023, borrower did not received statement. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
299780849	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2023.  There was no contact prior to 07/10/2023. The co-borower called on 07/10/2023 with regards to the interim charges, servicer advised it to be charged to escrow, wanted to speak to customer service the call was transferred and informed that the primary borrower has passed away, agent advised to send the copy of the death certificate. On 09/29/2023 the borrower called to make a payment, tried to do it online but not able to verify the email, confirmed payment on 09/28/23 advised to leave the email address verification pending for now since they are still improving the website,  will tagged XXXX as deceased,  refinance will remove XXXX on the loan, servicer advised that there are 2 insurance on the account, customer said will speak to XXXX and  discuss about the insurance policy, asked to call tax department about the payment made directly to treasury department. On 10/17/2023 borrower called and wanted to know how XXXX can payoff the loan sooner, servicer advised can make payments through principal that will shorten the term of the principal, also  wanted to check if interest can be changed, advised she has to do refinance for that, also advised to send a copy of the death certificate. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299578707	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	03/06/2024
298829905	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 1/12/2021. On 1/12/2021, borrower called in and advised to accept payments made with attorney. On 6/28/2021, the borrower called in to change mailing address and speak with loss mitigation regarding loan. On XX/XX/XXXX, the borrower called in and said that the property had XXXX damage. There was no additional contact, and the loan is Performing and current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299577609	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period
							01/31/2024	03/15/2024
299863607	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2023.  There was no contact prior to 03/01/2023 . On 03/01/2023 the borower called and servicer discussed available loss mitigation options and application process, borrower can resume monthly payments, but will need help with regards to the paused payments, HUD counseling was discussed with borrower. On 03/06/2023 the borrower called to  followup on the modification status, servicer went over the missing documents, borrower requested missing documents letter be mailed, email was sent. On 03/28/2023 a call was received but there was dead air. On 03/28/2023 the borrower called to get the reinstatement figers, servicer advised that the prior figures expired on 03/15 and need to call back in 3-5 days for the figures. On 04/03/2023 the borrower called for the loss mitigation general enquiry, discussed forbearance but was not eligible, discussed availanle loss mitigation optionsand the application process. On XX/XX/XXXX the borower called and servicer informed that the repayment plan was approved, advised of ways to pay and said will call back once the plan is set up.  On XX/XX/XXXX the borrower called and the servicer confirmed about the payment being received and the posted, and email was sent along with the copy of the repayment plan agreement. On 06/16/2023 borrower called and the servicer advised of the scheduled payment dated for 06/16/2023. On 08/04/2023 the borrower called and advised that the payment will be made on the web on 08/15/2023, also advised that a letter was received stating the accout  was in foreclosure, servicer advised it was not and the account is current, borrower refused. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299711372	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 04/28/2023. On 04/28/2023 borrower called and agent advised the next due date is 05/01/2023. Borrower called to request to delete registration as borrower's spouse is register on the loan. On 04/29/2023 the borrower called in as getting automated voicemails asking for an update and borrower asked to assist with the losstrak.com website and agent provided the resolution. On XX/XX/XXXX the borrower called in informed about the insurance estimate has been sent and agent informed need to resend the estimate as its not reflecting on the file and also agent provided loan number and next step is pending insurance estimate to confirm guidelines. On 08/19/2023 the borrower called in regarding the next step and also informed about the contractor and borrower is working on getting a Bid amount. Agent placed the follow up on next step. On XX/XX/XXXX the borrower called in and agent advised that according to the information on the account the loan has been service released on 09/01/2023 so the funds were sent over to the new loan servicer and previous agent no longer hold the loan to process the claim. On XX/XX/XXXX the borrower called in to contact the new servicer as borrower not able to connect with the servicer person and agent advised that can transfer over to the person from customer service and would have further details on the status. On XX/XX/XXXX the borrower called in and agent transferred call to customer service but they were closed. On XX/XX/XXXX borrower called in and agent advised need to start the process to initiate a claim to repairs the home. On XX/XX/XXXX the borrower called in to know the next step and wanted to speak with insurance department and agent provided the number and also welcome call was completed. On XX/XX/XXXX the borrower called in regarding the next step for claim and agent advised need the adjuster report to move forward. On XX/XX/XXXX the borrower called in reference inspection and agent confirmed the mailing address and verified the borrower. There was damage to the property due to XXXX and claim was filed and final drawn was sent to borrower and claim was closed and there is no evidence of any new damage to the property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299161195	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower but contact has not been established. The borrower made their payments on time.
							01/31/2024	03/12/2024
298824496	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2024.  There are no contact prior to 02/16/2023. On 02/16/2023 borrower requested 1098 via email. On 03/22/2023 borrower called about loan has received letter loan was transferred to JP Morgan chase advise customer loan is transferred to Rushmore not JP Morgan and advise March payment has posted to account. On 3/29/2023 customer verify new servicer information. On 04/20/2023 borrower called in said check $X.XX was mailed. On 05/02/2023 borrower called out agent provided total amount due. On 05/19/2023 borrower stated is no financial impact or property damage. On 06/06/2023 borrower called in advise requesting the renewal information stated make payment. On 07/21/2023 borrower called out late payment due car repair due to storm. On 07/22/2023 borrower called in regard payment. On 07/24/2023 called to make a payment. On 07/25/2023 borrower called in cancelled check sent earlier this month spoken with multiple times and advise will be cancelling. On 08/14/2023 borrower called to make a payment. On 09/18/2023 borrower called to inquire about late fees. On 10/16/2023 borrower called to schedule a payment. On 11/11/2023 borrower called to wanting to make a payment on the account however it shows late charge included agent explained the cause. On 12/12/2023 and 12/14/2023 borrower called to schedule a payment. On 01/02/2024 borrower called and reminder about the payment. On 01/11/2024 courtesy call made discussed general information on the loan and customer called to dispute the billing statement. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298740195	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to 05/30/2023. On 05/30/2023 borrower confirmed modification package was not received. On dated 06/12/2023, customer wants to know why UPB increased from 12/2022. On dated XX/XX/XXXX, customer wanted to know why mortgage payment were extended but no reduction of monthly mortgage. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
298794035	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2023.  There was no contact prior to 02/06/2023 . On 02/06/2023 borrower called and stated co-borrower deceased. On 04/14/2023 borrower called to discuss general information on file. Agent gave the total amount due and discussed payment options. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299292170	XXXX	XXXX	XXXX	2
[2] Bankruptcy - CH 7 - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2023.  There was no contact prior to 4/27/2023. On 4/27/2023 borrower called in to ensure not enrolled in bill On 6/15/2023 borrower called in regarding a insurance. On 6/23/2023 borrower called in regarding a payment information on the loan. On 7/18/2023 borrower called in saying having a insurance advised that no policy update on the file. On 8/16/2023 Borrower advised need a copy of the deceased page. On 11/10/2023 borrower called in saying not in a active bankruptcy and advised due for November Month. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299173120	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2023.  There was no contact prior to 02/07/2023. On 02/07/2023 borrower called in to check on payment increasing due to shortage on account. On 03/02/2023 borrower called in about the making payment. On 07/05/23 borrower called and inquire about the payment. On 09/26/2023 borrower called in about the general status of the account. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298881486	XXXX	XXXX	XXXX	3
[3] Occupancy - Vacant

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2023.  There was no contact prior to 03/02/2023. On 03/02/2023 borrower called in about the financial assistance. On 04/19/2023 Authorized 3rd party called in about the successor in interest letter. On 05/05/2023 borrower called and follow up about the XXXX found. On 05/24/2023 Authorized 3rd party called and inquire if we received $X.XX, advised not yet received. On 05/26/2023 borrower called and inquire about the XXXX. On 08/15/2023 Authorized 3rd party called and inquire about the statement. On 09/29/2023 Authorized 3rd party called and inquire about the check disbursement status. On 10/03/2023 Authorized 3rd party called and stated they was supposed to get a refund check of $X.XX from previous company. On 10/24/2023 Authorized 3rd party called and inquire about the refund check status for $ X.XX. There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  As per the comment dated XX/XX/XXXX XXXX damage, XXXX damage and XXXX damage identified and there is no any evidence regarding claim was filed  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299026917	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2023.  There was no contact prior to 6/14/2023. On 6/14/2023 borrower called in enquire about the escrow and discuss about the general information on the account. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299451710	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	03/08/2024
298789848	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2023.  There was no contact prior to 10/23/2023. On 10/23/2023 borrower called in regarding a automatic clearing set up on the account. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299766089	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2024.  There was no contact prior to 06/16/2023, On 06/16/2023 borrower called in and updated mailing address. borrower was advised that wrong account number was put in.
On 06/26/2023 The borrower called and stated that made a payment on 06/13/2023 but was informed borrower did not clear bank and borrower made another payment on 06/21/2023. On 11/09/2023 Borrower called regarding the escrow analysis. On 01/16/2024 The borrower called in regard to payment increase, stated borrower paid escrow shortage and was told payment would not increase which is located escrow disclosure statement and advised that escrow payment increased in addition to the shortage. there was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  As per comment dated XX/XX/XXXX there is XXXX damage to the property and no insurance claim has been filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/17/2024
299267182	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2023.  There was no contact prior to 03/21/2023. On 03/21/2023 the servicer called in and advised the total amount due and will be making the payment online later through website in the amount of $X.XX as borrower had issues with his pay. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX indicate damage in the property and there is no evidence of any claim filed or repairs has been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299739385	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2023.  There was no contact prior to 06/21/2023 . On 06/21/2023 borrower called and was informed that the disbursement is in process and will take 3-6 business days to be mailed. On 06/27/2023 was informed that the funds were misapplied and will be release soon. On 08/10/2023 borrower called and was transferred tot he authorized department. On 08/11/2023 borrower advise that due to fraud at the bank, all payments were stopped, borrower wanted to confirm how to make payments. On 09/14/2023 borrower called stating made a payment dated 09/09. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299616190	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy [2] Occupancy - Non Owner Occupied [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no contact prior to 08/29/2023. On 08/29/2023 Borrower called, was informed that the account is being handled by an authorized team. Servicer transferred call to the authorized team. On 09/22/2023 3rd party called discussed updating successor in interest as per borrower is deceased. On 09/26/2023 3rd party called and was provided with information on court documents required to update potential successor. On 09/26/2023 3rd party called again and scheduled payment for 09/26/2023. 3rd party was informed they are unable to access the website as per bankruptcy. On XX/XX/XXXX 3rd party called and informed they can continue calling in payments while account bankruptcy gets completed on payment plan under chapter XX. Servicer asked for a copy of co borrower death certificate. On 10/23/2023 3rd party called wanting to make a payment and servicer scheduled the payment for 10/23/2023. On 11/16/2023 3rd party called to make a payment and the payment was scheduled for 11/16/2023. On 12/18/2023 3rd party called to make a payment and the servicer scheduled a payment for 12/18/2023. On 01/12/2024 3rd party called to make a payment and the servicer scheduled a payment for 01/12/2024. On 02/15/2024 3rd party called to make a payment and the servicer scheduled a payment for 02/15/2024. On XX/XX/XXXX 3rd party called to report a new claim, servicer assisted in setting up account and informed once received check and use website to report a new claim.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  3rd party is under a payment plan as per active bankruptcy chapter XX filed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299034691	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2023.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX borrower called requesting to send in an insurance claim check and provided the registered mail and contact number. On 09/15/2023  borrower called to schedule a payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299164080	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per the comments dated XX/XX/XXXX, bankruptcy status is updated as discharged and no other case details were found.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated XX/XX/XXXX insurance claim was filed for the damage on XX/XX/XXXX and no other indication of damage.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	03/14/2024
299253937	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2023.  There was no contact prior to 08/16/2023. On 8/16/2023 borrower called in regarding a inquiry about insurance and provided insurance information. Borrower is interested for deferral program. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299829143	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2023.  There was no contact prior to 03/13/2023. On 03/13/2023 borrower make a payment in the amount of $X.XX. On dated 04/10/2023, borrower called to make a payment for 04/15/2023. On dated 06/12/2023, borrower called to set up otds. Servicer advised of web ACH otd statement. On dated 08/14/2023, customer called to make August payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299052522	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2023.  There was no contact prior to 03/28/2023. On 03/28/2023 the servicer advised that the payment went up and it was short the last 2 months. Customer informed will make payment today in the amount of $XX. On dated 04/07/2023, customer checking the monthly payment for mortgage. On dated 05/05/2023, customer called to advised the death of borrower and send copy of death certificate. On dated 09/09/2023, customer called to website access request. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299572639	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2024.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and informed that received the check from the insurance company in the amount of $X.XX. On XX/XX/XXXX the borrower called in to confirmed if servicer received the check and servicer informed that it usually takes 1-2 business days to be added the claim check on file. On XX/XX/XXXX the borrower called in to follow up on the check which was mailed out on XX/XX/XXXX to the borrower. Borrower informed not received the check. The servicer advised to contact the insurance company to stop pay and reissue the check. Also, servicer advised that due to guidelines servicer mailed the check through USPS but borrower can send the letter stating that want the check to be expedited. On XX/XX/XXXX the borrower called in to mail the reissue check. The servicer provided the mailing address and advised to the ILD number on the check as it will help to match it to the file. On XX/XX/XXXX the borrower called to know the status on the check and servicer advised check was sent on 04/10/2023 and can take 7-10 calendar days and also provided the loss draft department number. On 08/31/2023 the borrower called in and asking information about the scheduled payment and servicer explained that it will automatically apply to the monthly payment.  On 11/27/2023 borrower was transferred to the new servicer and welcome call was completed and also borrower provided the verbal authorization to the relative of the borrower.  On 01/12/2024 the borrower called in to inquire about the status of the payment on the account and servicer provided the total amount due and also provided the loan number. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
298896738	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  XXXX claim filed with claim check sent in the amount of $X.XX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							01/31/2024	02/21/2024
299339144	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2023.  There was not contact prior to 07/10/2023, On 07/10/2023 the borrower called and requesting for assistance regarding the check that borrower received from the insurance company. There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
298532851	XXXX	XXXX	XXXX	3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2023.  There was no contact prior to 02/16/2023. On 02/16/2023 and 03/15/2023 the borrower set up one time payment. On 04/14/2023 and 05/16/2023 the borrower called in to make a payment. On 06/16/2023 and  07/14/2023 the borrower called in to make a payment. On 07/26/2023 the borrower called in and requested the copy of billing statement. On 08/16/2023 the borrower called in to make a payment. On 09/18/2023 the borrower trying to make a payment and informed them about the service transfer. On 09/18/2023 the borrower called in to make a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  As per comment dated XX/XX/XXXX there was property damage due to XXXX and also there was XXXX damage. Evidence of filed claim and repair completion was not found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
298722414	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding file a XXXX damage claim with date of loss XX/XX/XXXX. Inquired about insurance policy. On XX/XX/XXXX XXXX damage claim is endorse and closed. On XX/XX/XXXX borrower called in regarding check status of funds. Advised borrower claim check was sent allow 7-14 days for delivery. There was no additional contact after 08/15/2023. Loans is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299662552	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX the borrower called in to get address for loss draft due to XXXX damage and servicer provided the mailing address for loss draft department. On XX/XX/XXXX the borrower called in to report a new loss and borrower provided the replacement cost value. deductible and net claim valuation. Servicer provided the insurance loss draft number and regular mailing address to the borrower. The servicer informed the borrower to mail in the endorsed claim check and insurance estimate with property address written on the front of the check. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other XXXX.  Comment dated XX/XX/XXXX indicate XXXX damage to the property due to XXXX. Comment dated XX/XX/XXXX borrower reported new loss and provided replacement cost value $X.XX deductible $X.XX. Net claim calculation $X.XX. Servicer provided the insurance loss draft number and also informed the borrower to mail the endorse check and insurance estimate. Also check was release and servicer advised that final inspection is not required and additional document will be require if additional funds are received. Comment dated XX/XX/XXXX indicate repairs not started for the damage and live check received endorsed in the amount of $X.XX. Comment dated XX/XX/XXXX endorsement notification was completed. There is no other comment related to repairs and no evidence of repairs has been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
298742306	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2023.  There is no call prior to 02/16/2023. On 02/16/2023 Borrower called to have the phone number updated. Borrower called in regards to the insurance payment. Servicer informed its sent. On 03/06/2023 Servicer called and informed borrower about the total past due. Borrower will make the payment online and was not affected by XXXX. On 04/06/2023 Servicer called and discussed available loss mitigation options and the application process. Borrower refused contact. On 06/01/2023 Borrower called as they received escrow analysis. Borrower switched insurance and has not received any update. Borrower said that they are going to receive refund from the current insurance company. On 06/14/2023 Servicer called and was informed there is no property damage or financial impact due to XXXX. Borrower will pay. On 06/21/2023 Borrower called in to verify insurance policy, located policy on web. Servicer advised to the insurance agent that the payment was requested to be sent 06/21/2023. On 06/28/2023 Borrower called and informed payment towards escrow on 06/27/2023 and updated new hazard insurance to remove escrow effective 08/23. On 07/05/2023 Borrower called in to follow up on the request. Servicer advised funds were applied correctly, but the payment was not adjusted. Servicer opened a request complete analysis as borrower paid escrow shortage and insurance went down. On 07/12/2023 Borrower called to check if re-analysis were completed. Servicer advised balance. There is no contact post 07/12/2023 and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299883547	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2023.  There are no contact prior to 02/27/2023. On 02/27/2023 borrower called in advise total amount due $X.XX. On 03/22/2023 borrower called in provided state assistance and advise of total amount due on loan for $X.XX said will make a payment of $X.XX and then will make payment of $X.XX by march. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298628410	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2024.  There was no contact prior to 09/15/2023. On 09/15/2023 borrower called to make a payment. On dated 11/17/2023, borrower called to make a payment for 11/15/2023. On dated 01/12/2024, borrower called to make a payment of January and scheduled for February payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299853999	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2024.  There was no contact prior to 2/22/2023. On 2/22/2023 borrower called in requested for 1098 via mail. verbal authorization for mail provided. On 2/28/2023 borrower called in for documents, sent modification documents to personal mail id. On 03/02/2023 borrower called in stated still not received 1098. Raised a complaint and emailed at personal mail id. On 05/09/2023 borrower called in made payment arrangements for May 12th 2023. Payment disclosure read and acknowledged. On 05/19/2023 borrower was called out regarding payment. Borrower stated will make payment on next Friday to bring account current. Advised about other payment methods. On 06/07/2023 borrower was called out regarding payment. Borrower stated reason for default is reduction of income or excessive obligations like medical bills. Borrower plans on making $X.XX next Friday for May payment. And every week $X.XX until borrower is catch up. On 06/12/2023 borrower called in stated received a loss mitigation on 5/12. Paid April's payment $X.XX May and June. Reason for default stated as hospital bills. Discussed about repayment plan, borrower stated will discussed with co-borrower then let us know. On 06/20/2023 borrower called in regarding unapplied funds, advised about unapplied funds and late charges. Borrower stated will be sending $X.XX asked will that be okay for now? Agent advised need to transfer the call to correct department to make arrangement on account. While transferring the call to collection department borrower disconnected the call. On 06/23/2023 co-borrower called in inquired about did we received any call. Advised about courtesy call and the current status and credit listed. Also time frame for making payment, has been sent in and the remaining due balance. On 06/24/2023 borrower was called out regarding May and June payments. Borrower stated payment sent on 6/16 and 6/23. Payment will arrive in next weekend. On 07/06/2023 borrower called in stated going to put some payment on Friday and hoping to make full payment by end of the July. On 09/18/2023 borrower called in about partial payment that was applied t principal. Opened task XXXX. Advised borrower to check website for payments. Borrower stated another partial payment coming on this Friday for October. On 10/02/2023 borrower called in to make payment adjustments, opened task XXXX to move principal inly payment for $X.XX on 9/22 ad 9/29 to unapplied funds. 10/10/2023 borrower called in to move principal only payment to unapplied payment. Because dose not want a late charge to be added. Advised borrower there is already a requested to move funds is in process. On 10/13/2023 borrower called in paid October payment. Advised borrower this payment will get moved over from unapplied funds. On 11/6/2023 borrower called in to update payment history. Wanted to move unapplied and principal funds for 11/2023, payment moved and confirmation provided. On 01/22/2024 borrower called in stated needs name off from loan. Borrower stated co-borrower was awarded this property in divorce. Borrower was advised to send court ordered paper. Borrower is going to send papers. On 02/12/2024 borrower called in wanted to transfer the loan into co-borrower's name as per the court order. Borrower advised can either refinance or do a quick claim deed to have remove from deed. Borrower stated already done going to sent a copy. There was no additional contact after 02/12/2024. Loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/07/2024
299132002	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2023.  There was no contact prior to 04/20/2023. On dated 04/20/2023, borrower called to get amount of taxes paid with the amount of $X.XX also provided amount of insurance in the amount of $X.XX. On dated 12/15/2023, borrower called in to go over payment change also advised it is due to escrow went over $X.XX fees on account. Advised from Februrary-2022 payment that was received 03/31/2023 for property inspection fees. Borrower was upset about insurance does not approve the claim. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299734185	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2024.  There was no contact prior to 04/14/2023. On 04/14/2023 the borrower called in to make payment. On 04/20/2023 borrower called in to schedule a payment of $X.XX from account ending in XXXX on 04/27/2023. On XX/XX/XXXX borrower called in to inquire about insurance checks and claim transfer to loss draft. On XX/XX/XXXX borrower called in regarding loss draft check and payment schedule. On XX/XX/XXXX borrower called in regards to check to loss draft and wants to see what is the status of the check. On XX/XX/XXXX borrower called in to loss draft department. On XX/XX/XXXX borrower called in regards to loss draft and attempted to transfer but hung up. On 06/20/2023 servicer contacted with borrower regarding online payment. On 07/19/2023 servicer contacted to borrower regarding the payment for month of July 2023 in the amount of $ X.XX. On 08/18/2023 borrower called in regarding payment. On 08/22/2023 servicer contacted with borrower regarding to payment. On 09/08/2023 borrower called in to see if insurance was paid and agent advised borrower will make September month payment on 09/28/2023. On 09/21/2023 borrower called in regarding the payment was already paid for the month of September on 09/28/2023. On 12/19/2023 borrower called in regarding the payment on 12/28/2023 and borrower made promise to pay and on same date servicer called to borrower regarding the same payment. On 01/12/2024 borrower called in regarding the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment dated XX/XX/XXXX indicates that subject property has XXXX damage on dated XX/XX/XXXX. Comment dated XX/XX/XXXX indicates that claim has been raised for the damage. Comment dated XX/XX/XXXX indicates claim status. Comment dated XX/XX/XXXX indicates that claim check is missing documents letter sent to borrower. Comment dated XX/XX/XXXX indicates that claim check was raised in the amount of $X.XX. Comment dated XX/XX/XXXX indicates that need claim check. Comment dated XX/XX/XXXX indicates that documents letters when borrower claim is already completed and agent advised that claim will close.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298758079	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2023.  03/10/2023 only contact with the borrower was about the online access to the account and was assisted with the user name and password to login.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299237071	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2023.  The borrower called in and advised that the account does not have sufficient funds to make a payment and the total amount due $X.XX. hardship provided as illness of borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299776309	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2024.  03/02/2023 , an out call was placed to collect the payments where the borrower mentioned about the ongoing hardship and couldn't make the payments agent advised about the consequences of not making the payment on time. 03/09/2023, borrower called to inform they will make 1 payment and plan to catch up soon. 03/21/2023 borrower called to schedule a payment. 04/24/2023 borrower called to make payment for April to keep account current. 05/23/2023 called to make payment for May'2023. on 06/23/2023 borrower called to make the June payment. 10/17/2023 borrower called to inform they will make payment by end of month and wanted to speak to the refinance department. 12/26/2023, borrower called to make the December payment. and on 01/30/2024 borrower called to make the most recent payment for Jan'2024.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/13/2024
298864485	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2023.  There was no contact prior to 02/01/2023 . On 02/01/2023 the authorized third party called in to make a one time draft payment in the amount of $X.XX. On 04/04/2023 borrower was called servicer spoke to XXXX asked if possible to have XXXX call due to name on the check, provided number with extension. On 04/05/2023 Servicer asked why the name on the check was XXXX stated XXXX was the maiden name of XXXX. On 04/27/2023 the authorized third party called in to make  a payment  of $X.XX. On 05/24/2023 authorized third party called in and advised that an overnight payment of $X.XX was made and the servicer should receive the payment by 05/26/2023, third party was unable to hear and said will call later. Authorized third party called again on XX/XX/XXXX and said that XXXX received a check , servicer advised that it was reissued again due XXXX, advised to send in a check and reach out to the insurance company for the estimate and to write the property address on the front of the check. On XX/XX/XXXX servicer called the authorized third party XXXX got the check last year but they didn't cash out and she had it reissued, servicer advised they will mail to the property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299949078	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2023.  There was no contact prior to 2/10/2023. On 2/10/2023 borrower called about the escrow shortage of $X.XX. Agent advised account is being handled by an authorized team. On 04/27/2023 borrower 2 stated that borrower 1 passed away and called to see if we had any mortgage insurance on file that would be receiving payment soon. There was no additional contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298518970	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2023.  There was no contact prior to 5/23/2023. On 5/23/2023 authorized 3rd party called in know the total amount due to bring the account current. Servicer placed request for reinstatement quote and informed certified funds are required and advised to call back in 3 to 5 days for reinstatement. On 5/26/2023 authorized 3rd party called in to know the reinstatement amount. Authorized 3rd party was advised letter was not generated and advised to call back on Tuesday. Authorized 3rd party called in again on same day for reinstatement amount. Authorized 3rd party was advised account was due from 11/1/2022 for $X.XX and account was in foreclosure and there is sale date for XX/XX/XXXX. Authorized 3rd party was advised reinstatement amount was $X.XX and good through date was XX/XX/XXXX. Authorized 3rd party  advised will send the funds today or tomorrow. On XX/XX/XXXX authorized 3rd party called in and informed sent $X.XX by wire transfer. Authorized 3rd party was advised funds have not yet been received and it can take up to 24 hours. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299336498	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2023.  There was no contact prior to 6/23/2023. On 6/23/2023, Borrower called in and wanted to know about the insurance that paid by the borrower. On 7/6/2023 shows that borrower called in and correct the policy which did not reflect the name on that policy. On 12/6/2023 borrower intent to retain the property and making the payment online. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299197679	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX borrower called to check the scope of work provided for the check that was received in the amount of $ X.XX. Agent gave borrower an online link to review the entire document for better understanding. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/11/2024
299788896	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2023.  There was no contact prior to 3/8/2023. On 3/8/2023 borrower called in to make a payment. On 4/13/2023 borrower called in to make a payment and later on was declined by autopay. On 5/10/2023 and 5/12/2023 indicated that borrower will make a payment. Comment dated on 6/19/2023 shows that property was not damaged and no need of financial assistant. On 7/13/2023 and 8/14/2023 received call for onetime payment. On 9/15/2023 and 9/27/2023 borrower called in to make a payment on 29th of September over the phone. On 9/30/2023 shows that borrower called in to make a payment. On 10/30/2023 and on 11/16/2023 borrower called in to make a payment on 10/30/2023 in the amount of $X.XX. Comment dated 11/28/2023 and 12/28/2023 borrower is requesting if can wave the late fees. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299532443	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2023.  There was no contact prior to 2/1/2023. On 2/1/2023, authorized third party called in regarding death certificate document. On 5/11/2023 successor in interest was confirmed and called in to verify the last 4-digit SSN number and taking legal advised from attorney. Comment dated on 5/12/2023, authorized third party called in for loss mitigation modification document and also verified the last 4-digit SSN number. On 12/20/2023 Authorized third party called in and schedule the payment for 12/20/2023.  There was no additional contact and currently file is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/15/2024
299752317	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2024.  There was no contact prior to 2/10/2023. On 2/10/2023 and 3/14/2023 borrower called to make payment. On 5/16/2023 borrower called to register online and got system error message. Representative advised to call back customer service. On 7/24/2023 borrower called to see if there is email to send and representative provided information. On 9/11/2023 borrower called to inform they are not able to access the mortgage statement online and representative sent it over email. Representative attempted to schedule the monthly payment and provide mortgage clause but borrower declined. Borrower showed dissatisfaction due to they waited for 30 minutes for representative. On XX/XX/XXXX borrower called to inform that they got the insurance claim check from prior servicer and representative advised that they insurance policy need to be updated with new mortgage clause. Representative advised check needs to be reissued and rename and also provided phone number to loss draft to contact once the update completed. On XX/XX/XXXX borrower called regarding loss draft check. On 1/23/2024 borrower called regarding mailing address. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298908386	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2024.  There was no contact prior to 02/17/2023. On 02/17/2023 the authorized third party called to make the payment for the month of December and January, gave the reason for delinquency as accumulation of thing which occurred for 3 months. On 02/20/2023 the servicer called the authorized third party and advised that would do effective date change due to payment issues. On 03/11/2023 the authorized third party called in to set up the reinstatement payment. On 03/28/2023 the authorized third party called to inquire about the repayment plan, advised that received a good bye letter and called the new servicer but they was not able to pull her up, servicer explained that because they will not take over the loan until April 5th and the same also says on the letter. On 05/22/2023 servicer called the borrower, the person claimed to be the authorized party and asked to send the copy of the documents and call XXXX. On XX/XX/XXXX the borrower called to know how XXXX can send the insurance check she got, servicer provide contact number for loss draft and transferred her, call got disconnected before transferring her. on 10/04/2023 the  authorized third party called to make a payment, assisted customer in creating online account and resetting his password for it. Updated email address to: XXXX, customer made the payment online, had to go, hence the servicer was unable to finish the initial tab. On 11/14/2023 a welcome call was made to the borrower, website solicitation was provided along with paperless billing and closing, authorized third party wanted to make a payment, same was processed, said that he doesn't need the confirmation then hung up. On XX/XX/XXXX borrower called with regards to the claim, borrower confirmed the  mailing and best time to call. On 01/19/2024 the  authorized third party called and said that XXXX can pay and XXXX will pay the account today and hung up. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299366052	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2024.  There was no contact prior to 02/09/2023. On 02/09/2023 called borrower regarding past dues. On 02/17/2023 called borrower regarding modification and borrower scheduled the payment for 02/21/2023. On 03/02/2023 spoke with borrower and they informed they wanted to apply for loan modification but did not get the document. Informed the borrower we sent document on 02/13/2023. Then borrower made the payment. On 03/08/2023 the borrower called in to make a payment. On 03/29/2023 the borrower called in to make a payment. On 04/27/2023 the borrower called in and informed they has not received the welcome letter and confirmed the address was correct. On 05/01/2023 the borrower called in and asked insurance mailing address. On 06/12/2023 the borrower called in and informed we need policy document. Advised the borrower to fax the policy document and borrower wants to make a payment. On 07/05/2023 the borrower called in regarding insurance information. On 07/12/2023 the borrower called in and inquired the account for insurance added to escrow. Call transferred to insurance department for further assistance and borrower agreed to set up the monthly payment. On 07/24/2023 spoke with borrower regarding escrow authorization form sent on 07/19/2023 and advised them to fill and sent out to process the request. On 08/11/2023 the borrower called in to make a payment. On 09/13/2023 the borrower called in to make a payment. On 12/14/2023 the borrower called in to know why the payment increased and reviewed the escrow analysis. Also payment scheduled for 12/14/2023. On 01/12/2024 the borrower called in for escrow inquiry. On 01/13/2024 the borrower called in to check the status of payment. Advised the borrower that their insurance was paid through the escrow and also informed about the shortage. Also informed due to payment was made before the loan transfer so that we cannot find the payment so call transferred to escrow department because they can give more information on escrow shortage. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment on XX/XX/XXXX indicates there was XXXX damage due XXXX. No evidence found which indicated claim filed or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
299890344	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2023.  There was no contact prior to 09/25/2023. On 09/25/2023 the borrower called in regarding the letter and servicer submitted follow up to verify policy information. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298900519	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2023.  There was no contact prior to 03/29/2023. On 3/29/2023 Borrower called in regarding a final modification documents. On 3/31/2023 borrower called in regarding a approved modification trial plan. On 4/10/2023 borrower called in transfer to authorized department On XX/XX/XXXX borrower called in regarding a loss draft. On 4/20/2023 borrower called in regarding a new set of documents of the modification documents. On 4/25/2023 borrower called to follow up on loan modification advised send a modification documents\.On 5/3/2023 borrower called in regarding a final modification documents. On 5/8/2023 borrower called in confirm modification documents were received and executed  On 5/15/2023 borrower called in said continued to send modification documents and send notary missing in the documents. On 5/17/2023 borrower called in said documents to sign estate of signature line has been removed  On 5/23/2023 borrower called in regarding a modification documents. On 5/30/2023 borrower called in to follow up on modification documents. On 6/2/2023 borrower wants to discuss which documents to return as received multiple documents advised borrower return documents with cover letter dated on 5/31/2023. On XX/XX/XXXX borrower called in to get copy of modification documents  On 6/22/2023 borrower called in to follow up on modification and requested written response advising loan current  On 7/6/2023 borrower called in regarding a July payment but notes shows borrower made a payment. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299804056	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2024.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding the claim status of the loan and discuss about the loss draft. On 7/19/2023 borrower called in regarding a payment enquiry and payment information on the loan and discuss about the bankruptcy inquiry on the loan. on XX/XX/XXXX borrower called in regarding a claim status On 8/7/2023 borrower called in regarding a payment inquiry on the loan. On 8/9/2023 borrower called in regarding to make payment. On XX/XX/XXXX borrower called in regarding a loss draft  On 9/5/2023 borrower called in to ,make a September payment  On 9/6/2023 borrower called in to make a payment  On 11/8/2023 borrower called in regarding a fee inquiry o the loan. On 11/14/2023 borrower called in regarding a insurance and tax details on the loan On 12/11/2023 borrower called in regarding a payment On 1/9/2024 borrower called in regarding a balance due for January month. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments on XX/XX/XXXX indicates a property damage was due to XXXX damage  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/14/2024
298581954	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2024.  There was no contact prior to 02/03/2023. On 02/03/2023 the authorized third party called in regarding the payment  and wanted to confirm the next due date. On XX/XX/XXXX the borrower called in regarding remaining insurance claim check. On XX/XX/XXXX the borrower called in regarding the additional check from insurance company. On XX/XX/XXXX the borrower called in to check why they does not receive their final draw because they has called and informed their account was current. They raised concern on this issue. On XX/XX/XXXX the borrower called in regarding claim check. On XX/XX/XXXX the borrower called in regarding loss draft check. On XX/XX/XXXX the borrower called in to check do we received the check they sent for endorsement. Informed them we received and that was in review and processing. On XX/XX/XXXX the borrower called in and needed address to mail check. Provided them the address and advised the disbursement time frame. On XX/XX/XXXX the borrower called in to check the status of claim check. On 01/19/2024 the borrower called in to get the payment history of last 2 years. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per comment dated XX/XX/XXXX there was discharged bankruptcy in file.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  As per comment dated XX/XX/XXXX there was property damage due to XXXX identified and claim filed and check of $X.XX was sent for endorsement.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/04/2024
299582994	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to report a new claim to due to XXXX as per date of loss XX/XX/XXXX. Servicer acquired the loan after date of loss. Servicer provided XXXX current process. adjuster report need with endorsed check. There is no contact post 10/17/2023 and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/28/2024
299024833	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2023.  There is no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to fund out the status of claim and servicer advised they are awaiting claim check and Bid. Borrower agreed and was advised to speak with the lender place insurance team as to where the check will be sent. Authorized 3rd party called and informed about the insurance was informed that the department is closed and they should follow-up. Servicer awaiting claim check. On XX/XX/XXXX Borrower called in to report a new loss and was provided with the loss draft number, address. Borrower said that the check was sent to them and pending claim check and insurance estimate. Servicer explained claim process and informed that the funds will be released upfront once documents are received, reviewed and approved. Informed about inspection for release of additional funds. Servicer informed about the final inspection requirement of 100 percent completion. On XX/XX/XXXX Authorized 3rd party called to inquire on the process of claim funds sent by insurance. Servicer informed pending receipt of claim check for processing. Servicer informed about the XX/XX/XXXX process and the next steps. On XX/XX/XXXX. Borrower called to fund out how the process will move forward with claim. Servicer advised awaiting. Servicer was informed about the possible new damages and that the claim check should be located soon for the process to start. Servicer updated a follow up request. On 02/14/2023 Authorized 3rd party said that she will work with contractor for the bid and will call insurance company again to get an update on the claim check. On XX/XX/XXXX Servicer called and was advised that the document will be Emailed over the weekend and post that the initial disbursement can be requested. On XX/XX/XXXX Authorized 3rd party called to follow up on the claim and mentioned they sent all documents Servicer awaiting contractor bid and the call dropped. On XX/XX/XXXX Authorized 3rd party called to check if the documents are received. Servicer informed about the turn around time. On XX/XX/XXXX Authorized 3rd party called to speak to a supervisor, was upset as they had requested a callback earlier and never received it. was informed that currently creating payee header for disbursements and advised it started on XX/XX/XXXX and will take roughly 3-4 business days. Also informed once created the file owner will be able to request the disbursement. On XX/XX/XXXX Servicer informed the bid total amount. Advised payee code has to be updated and would be requested to draw of XXXX. As lien waiver not on file and loss us under $X.XX, informed once lien waiver is received and reviewed they can release remainder. However, to close the loss draft 100percent inspection is required and sent claim packet. Servicer noted all documents received. On XX/XX/XXXX Authorized 3rd party called and asked what is need to complete the final disbursement. Lien waiver required before final disbursement. Advised once repairs are complete need inspection. On XX/XX/XXXX Servicer advised of the check amounts received, next step pending for lien waiver for final disbursement. On XX/XX/XXXX Servicer assisted with claim check follow-up. On XX/XX/XXXX Servicer stated pending inspection. Borrower upset as they requested call from supervisor and never received it. On XX/XX/XXXX Authorized 3rd party said if the contractor sue them they will sue the servicer as per claim still not completed and the servicer is slow. Was informed that draw has been requested and 100percent inspection results pending to close claim. Mentioned that supervisor called on 04/21/2023 however could not leave a voicemail as per no contact. On 05/01/2023 Authorized 3rd party called asking about the equity line of credit. Servicer asked to contact bank. On XX/XX/XXXX Servicer informed about the claim check mailed. Borrower not satisfied and wanted to pursue legal action. On XX/XX/XXXX Authorized 3rd party asked servicer to contact servicer and advise of the delay, 100percent inspection details updated, pending upload and the funds were sent out on XX/XX/XXXX. All funds were released. On XX/XX/XXXX Authorized 3rd party called wanting to make sure that the new claim was submitted and if an adjuster can be assigned. informed date of loss as XX/XX/XXXX for XXXX claim. On XX/XX/XXXX Authorized 3rd party called to check the unpaid principal balance assisted with online access. On 11/27/2023 Call for why the payment increased, was explained about the escrow shortage. and the projected amount was not sufficient to cover the required amount. Servicer offered spreading the shortage up to 60months. Servicer advised no option to refinance however can contact other bank for the same.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A copy of filed proof of claim uploaded on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On XX/XX/XXXX Authorized 3rd party called to file a XXXX claim for date of loss XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299122119	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2023.  There was no contact prior to 02/02/2023. On 02/02/2023 borrower sent a check for payment via register mail in form of personal check. Advised borrower  write loan number on check. Borrower will call back with check and loan number. Advised borrower payment will be complete once received a call from borrower. On 02/27/2023 borrower called regarding payment were returned back. Explained about amount returned claims that issue happened with loan care. same day borrower got call for behind on payment for three months. Borrower upset that not doing research with documents. Advised February's payment returned. On 03/03/2023 borrower called in to inquire about payment dispute. On XX/XX/XXXX borrower was called out to advised  that loan is in now foreclosure, borrower hung up. On 03/24/2023 borrower called in to check payment was made to loan care. On 04/05/2023 borrower called in regarding dispute and escrows. Escrow was explained. Dispute received on last year and still had no changes in that. On 04/06/2023 borrower was advised that if loan is not reinstate then it will be in foreclosure. On 04/13/2023 borrower stated going to talk with attorney regarding payment dispute. On 04/18/2023 borrower called in for reinstatement quote. Mailed to borrower. Borrower called in regarding how to do reinstatement. Advised about process and ask to do wire transfer.  There was not contact after 04/18/2023. Loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
298719945	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2023.  There was no prior contact before 04/11/2023. On 04/11/2023 borrower called in wanted to reinstated the loan. Reinstate quote requested. Advised follow up in 5 days. On 04/14/2023 borrower stated will send reinstatement amount via cashiers check. On 05/17/2023 borrower called in corrected mailing address. AutoPay set up. Borrower is in hospital XXXX. There was no additional contact after 05/17/2023. Loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	02/16/2024
299691363	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2023.  No contact prior to 02/10/2023. On 02/10/2023 Borrower called and wanted to make a payment on the account. On 03/06/2023 Borrower called and wanted to make a payment on the account for 03/06/2023 and advised next payment on 04/23/2023. On 04/03/2023 Borrower called to make a payment for April and to withdraw the payment plan. On 06/09/2023 Borrower called to make a payment for 06/09/2023 and also have the account de-linked on the web portal, so the borrower can setup with new Email. Servicer asked borrower to wait 24 hours. On XX/XX/XXXX Borrower called about the claim check for loss draft. On XX/XX/XXXX Borrower called to check status of the claim funds. Informed needed adjusters report for release of funds. Servicer advised the endorsement turn around time. On XX/XX/XXXX Borrower called in regards to the claim check of $X.XX. Servicer advised turn around time. There is no contact post 07/11/2023 and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX Borrower called about the claim check for loss draft. On XX/XX/XXXX Servicer created new claim. On XX/XX/XXXX Borrower called to check status of the claim funds. Informed needed adjusters report for release of funds. Servicer advised the endorsement turn around time. On XX/XX/XXXX Servicer requested copy of revised adjuster estimate document and left voicemail. On XX/XX/XXXX Borrower called in regards to the claim check of $X.XX. Servicer advised turn around time. On XX/XX/XXXX check in the amount of $X.XX for endorsement was submitted and sent back on XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299350112	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2023.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in received claim check and will make payment. On XX/XX/XXXX  borrower called in stated had filed a claim first time reporting the claim took the check to the bank told have to endorse it was a XXXX damage said claim amount was increased over time. On XX/XX/XXXX borrower called in was check up on claim sent over to endorsed advise have endorsed and release claim check in the amount of $X.XX. On 06/06/2023 borrower advise not impacted at all ask for June payment and requested to speak someone in Spanish. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/08/2024
299344287	XXXX	XXXX	XXXX	3	[3] Property Damage - Vandalism - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2023.  There was no contact prior to 03/29/2023. On 03/29/2023 servicer called and spoke to borrower who promised to make the payment over the phone tomorrow. Borrower was offered to update financials however borrower refused. On 03/31/2023 borrower called in and made the payment over the phone. On XX/XX/XXXX borrower called in and advised made April payment over the phone and also advised filed claim for XXXX and was informed the insurance was lender placed insurance. Borrower advised that had the wrong account property and were going to call other servicer. On 07/17/2023 borrower called in and servicer advised total amount due, late charges and non sufficient funds. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comment dated XX/XX/XXXX indicates borrower filed for insurance claim for XXXX and borrower was informed insurance was lender placed insurance and no other details were provided whether repairs were started or completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
299706487	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2023.  There was no prior contact before 05/23/2023. On 05/23/2023 borrower called in advised about net due balance. Borrower call back to make payment via telephone. On 05/26/2023 borrower called in and made a payment. On 06/22/2023 borrower called in stated will make payment by end of this month. On 07/10/2023 borrower called and made the payment. On 07/18/2023 borrower called in stated payment is scheduled for today. Borrower also previously state spouse was out of work and now back to work. On 08/17/2023 borrower called in stated payment is scheduled for today, borrower state it will took three more business day to make a payment. There was no contact after 08/17/2023. Loans is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/09/2024
298940207	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2023.  There was no contact prior to 3/28/2023. On 3/28/2023 borrower called in regarding billing for the loan permission. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/06/2024
298805248	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2023.  There are no contact prior to 02/21/2023. On 02/21/2023 borrower called to inform is waiting to get paid was affected by covid wants to discuss options and borrower requested forbearance and advise terms they are accepted discussed possible options at end of forbearance if not able to bring account current. On 03/22/2023 borrower called in advise total amount due made payment of $X.XX and informed will be making other payments waiting for check. On 05/02/2023 spoke with authorized third party advise can make 2 payments this month but wanted to know could have a deferment advise not all lenders do deferments. On 05/15/2023 borrower called in about making 2 payment advise should wait for loss mitigation application to be approved. On 05/18/2023 and 05/26/2023 borrower advise can make 2 payments but unable to reinstate account and  repayment plan not affordable based on stated income for maximum 12 months payback with current expenses. On 06/16/2023 borrower calling for status of loan advise missing documents for forbearance consideration. On 06/22/2023 borrower called in advise still pulling documents  together for assistance advise to take any payments the amount would need to bring within 2 months delinquent is subject to possible foreclosure efforts. On 06/30/2023 borrower called in to advise still pulling documents together for assistance reminded forbearance has ended and need all documents discussed and made a $X.XX payment. On 07/14/2023 advised of documents received and documents needed.  On 07/21/2023 verified information gave disclosure payment. On 08/10/2023 borrower called to verify forbearance update short term forbearance approved. On 09/19/2023 borrower called about changing due date advise wanted to know about automated clearing house. On 10/16/2023 borrower called in to schedule a payment. On 10/19/2023 called in to make remaining payment for October and late fee, processed a payment $X.XX and wanted to confirm can set up bi weekly automated clearing house advise to download the form and submit which is filled out. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024
299771984	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2023.  There are no contact prior to 04/11/2023. On 04/11/2023 borrower called in said just want to set up online account liable bankruptcy. On 04/17/2023 borrower called in stated not able to make payment online advise will have to speak bank with to make payment. On 08/28/2023 call was transferred to authorized department. On 11/16/2023 borrower advise made the payment and  has already cleared  and also advised  to allow additional time for funds to be received. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							01/31/2024	03/12/2024